UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: May 31

Date of reporting period: May 31, 2025

Item 1. Reports to Stockholders.

(a)            The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

Voya Target In-Retirement Fund Class A - VTRVX

Voya Target In-Retirement Fund Class I - ISOLX

Voya Target In-Retirement Fund Class R - VRRFX

Voya Target In-Retirement Fund Class R6 - VTRWX

Voya Target Retirement 2025 Fund Class A - VTRCX

Voya Target Retirement 2025 Fund Class I - IRSLX

Voya Target Retirement 2025 Fund Class R - VRRHX

Voya Target Retirement 2025 Fund Class R6 - VTRDX

Voya Target Retirement 2030 Fund Class A - VTREX

Voya Target Retirement 2030 Fund Class I - IRSMX

Voya Target Retirement 2030 Fund Class R - VRRIX

Voya Target Retirement 2030 Fund Class R6 - VTRFX

Voya Target Retirement 2035 Fund Class A - VTRGX

Voya Target Retirement 2035 Fund Class I - IRSNX

Voya Target Retirement 2035 Fund Class R - VRRJX

Voya Target Retirement 2035 Fund Class R6 - VTRHX

Voya Target Retirement 2040 Fund Class A - VTRJX

Voya Target Retirement 2040 Fund Class I - IRSOX

Voya Target Retirement 2040 Fund Class R - VRRKX

Voya Target Retirement 2040 Fund Class R6 - VTRKX

Voya Target Retirement 2045 Fund Class A - VTRMX

Voya Target Retirement 2045 Fund Class I - IRSPX

Voya Target Retirement 2045 Fund Class R - VRRLX

Voya Target Retirement 2045 Fund Class R6 - VTRNX

Voya Target Retirement 2050 Fund Class A - VTROX

Voya Target Retirement 2050 Fund Class I - IRSQX

Voya Target Retirement 2050 Fund Class R - VRRMX

Voya Target Retirement 2050 Fund Class R6 - VTRPX

Voya Target Retirement 2055 Fund Class A - VTRQX

Voya Target Retirement 2055 Fund Class I - IRSVX

Voya Target Retirement 2055 Fund Class R - VRRNX

Voya Target Retirement 2055 Fund Class R6 - VTRRX

Voya Target Retirement 2060 Fund Class A - VTRSX

Voya Target Retirement 2060 Fund Class I - VRSAX

Voya Target Retirement 2060 Fund Class R - VRROX

Voya Target Retirement 2060 Fund Class R6 - VTRUX

Voya Target Retirement 2065 Fund Class A - VTAUX

Voya Target Retirement 2065 Fund Class I - VTIUX

Voya Target Retirement 2065 Fund Class R - VTURX

Voya Target Retirement 2065 Fund Class R6 - VTUFX

Class A: VTRVX

Voya Target In-Retirement Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Target In-Retirement Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$36	0.35%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Classes I and R6 shares outperformed and Classes A and R shares underperformed the S&P Target Date Retirement Income Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An overweight to U.S. large cap equity was the main contributor. Underlying fund selection was also additive. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: An overweight to U.S. mid cap & underweight to international equity were the main asset allocation detractors. On an individual holdings level, iShares Core S&P Mid-Cap ETF, Vanguard FTSE Developed Markets ETF and Voya VACS Series EME Fund were the key detractors.

Total Return Based on $10,000 Investment

	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date Retirement Income Index
12/21/2015	$9,427	$10,000	$10,000	$10,000	$10,000
2016	$9,703	$10,292	$10,178	$10,266	$10,336
2017	$10,338	$10,967	$10,339	$12,065	$10,943
2018	$10,737	$11,389	$10,300	$13,494	$11,428
2019	$11,068	$11,741	$10,960	$13,320	$11,765
2020	$11,668	$12,378	$11,992	$14,043	$12,597
2021	$13,352	$14,164	$11,944	$19,920	$14,069
2022	$12,371	$13,123	$10,962	$18,569	$13,277
2023	$12,138	$12,876	$10,728	$18,727	$13,302
2024	$13,249	$14,055	$10,868	$23,138	$14,495
2025	$14,251	$15,117	$11,617	$26,455	$15,641

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (12/21/2015)
Class A - Including Sales ChargeFootnote Reference*	1.37%	2.86%	3.82%
Class A - Excluding Sales Charge	7.56%	4.08%	4.47%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.60%
MSCI All Country World Index℠	13.65%	13.37%	10.85%
S&P Target Date Retirement Income Index	7.91%	4.42%	4.85%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$104,399,696
  # of Portfolio Holdings14
  Portfolio Turnover Rate104%
  Investment Advisory Fees Paid59,578

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	24.5%
Fidelity 500 Index Fund	21.7%
iShares Core U.S. Aggregate Bond ETF	14.0%
Schwab U.S. TIPS ETF	10.0%
Voya Short Duration Bond Fund - Class R6	7.9%
Vanguard FTSE Developed Markets ETF	5.5%
SPDR Portfolio High Yield Bond ETF	4.0%
Vanguard Long-Term Treasury ETF	3.0%
Voya Multi-Manager International Equity Fund - Class I	3.0%
Vanguard FTSE Emerging Markets ETF	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	35.1%
Fixed Income	64.9%

Target Asset Allocations

Value	Value
US Large Blend	21.5%
US Large Growth	1.0%
US Mid Cap Blend	1.0%
International	8.5%
Emerging Markets	3.0%
Core Fixed Income	38.5%
High Yield	4.0%
International Bonds	1.5%
TIPS	10.0%
Short Duration	8.0%
Long Govt Bonds	3.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VTRVX

Voya Target In-Retirement Fund

92913M716-AR

Class I: ISOLX

Voya Target In-Retirement Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Target In-Retirement Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$9	0.09%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Classes I and R6 shares outperformed and Classes A and R shares underperformed the S&P Target Date Retirement Income Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An overweight to U.S. large cap equity was the main contributor. Underlying fund selection was also additive. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: An overweight to U.S. mid cap & underweight to international equity were the main asset allocation detractors. On an individual holdings level, iShares Core S&P Mid-Cap ETF, Vanguard FTSE Developed Markets ETF and Voya VACS Series EME Fund were the key detractors.

Total Return Based on $250,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date Retirement Income Index
2015	$250,000	$250,000	$250,000	$250,000
2016	$250,516	$257,475	$236,450	$251,975
2017	$267,647	$261,543	$277,900	$266,766
2018	$278,694	$260,575	$310,803	$278,584
2019	$288,270	$277,252	$306,794	$286,802
2020	$304,739	$303,369	$323,453	$307,079
2021	$349,524	$302,156	$458,817	$342,976
2022	$325,281	$277,319	$427,710	$323,667
2023	$320,193	$271,384	$431,345	$324,282
2024	$350,467	$274,927	$532,955	$353,348
2025	$378,226	$289,935	$605,713	$381,241

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	7.92%	4.42%	4.23%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%
MSCI All Country World Index℠	13.65%	13.37%	9.25%
S&P Target Date Retirement Income Index	7.91%	4.42%	4.31%

Fund Statistics

  Total Net Assets$104,399,696
  # of Portfolio Holdings14
  Portfolio Turnover Rate104%
  Investment Advisory Fees Paid59,578

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	24.5%
Fidelity 500 Index Fund	21.7%
iShares Core U.S. Aggregate Bond ETF	14.0%
Schwab U.S. TIPS ETF	10.0%
Voya Short Duration Bond Fund - Class R6	7.9%
Vanguard FTSE Developed Markets ETF	5.5%
SPDR Portfolio High Yield Bond ETF	4.0%
Vanguard Long-Term Treasury ETF	3.0%
Voya Multi-Manager International Equity Fund - Class I	3.0%
Vanguard FTSE Emerging Markets ETF	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	35.1%
Fixed Income	64.9%

Target Asset Allocations

Value	Value
US Large Blend	21.5%
US Large Growth	1.0%
US Mid Cap Blend	1.0%
International	8.5%
Emerging Markets	3.0%
Core Fixed Income	38.5%
High Yield	4.0%
International Bonds	1.5%
TIPS	10.0%
Short Duration	8.0%
Long Govt Bonds	3.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISOLX

Voya Target In-Retirement Fund

92913M856-AR

Class R: VRRFX

Voya Target In-Retirement Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Target In-Retirement Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$62	0.60%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Classes I and R6 shares outperformed and Classes A and R shares underperformed the S&P Target Date Retirement Income Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An overweight to U.S. large cap equity was the main contributor. Underlying fund selection was also additive. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: An overweight to U.S. mid cap & underweight to international equity were the main asset allocation detractors. On an individual holdings level, iShares Core S&P Mid-Cap ETF, Vanguard FTSE Developed Markets ETF and Voya VACS Series EME Fund were the key detractors.

Total Return Based on $10,000 Investment

	Class R	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date Retirement Income Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$10,268	$10,660	$9,861	$10,283
2020	$10,807	$11,664	$10,397	$11,010
2021	$12,329	$11,617	$14,747	$12,297
2022	$11,390	$10,662	$13,748	$11,605
2023	$11,134	$10,434	$13,864	$11,627
2024	$12,137	$10,570	$17,130	$12,669
2025	$13,017	$11,147	$19,339	$13,670

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (6/1/2018)
Class R	7.26%	3.79%	3.84%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.59%
MSCI All Country World Index℠	13.65%	13.37%	9.88%
S&P Target Date Retirement Income Index	7.91%	4.42%	4.56%

Fund Statistics

  Total Net Assets$104,399,696
  # of Portfolio Holdings14
  Portfolio Turnover Rate104%
  Investment Advisory Fees Paid59,578

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	24.5%
Fidelity 500 Index Fund	21.7%
iShares Core U.S. Aggregate Bond ETF	14.0%
Schwab U.S. TIPS ETF	10.0%
Voya Short Duration Bond Fund - Class R6	7.9%
Vanguard FTSE Developed Markets ETF	5.5%
SPDR Portfolio High Yield Bond ETF	4.0%
Vanguard Long-Term Treasury ETF	3.0%
Voya Multi-Manager International Equity Fund - Class I	3.0%
Vanguard FTSE Emerging Markets ETF	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	35.1%
Fixed Income	64.9%

Target Asset Allocations

Value	Value
US Large Blend	21.5%
US Large Growth	1.0%
US Mid Cap Blend	1.0%
International	8.5%
Emerging Markets	3.0%
Core Fixed Income	38.5%
High Yield	4.0%
International Bonds	1.5%
TIPS	10.0%
Short Duration	8.0%
Long Govt Bonds	3.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VRRFX

Voya Target In-Retirement Fund

92913M278-AR

Class R6: VTRWX

Voya Target In-Retirement Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Target In-Retirement Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$8	0.08%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Classes I and R6 shares outperformed and Classes A and R shares underperformed the S&P Target Date Retirement Income Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An overweight to U.S. large cap equity was the main contributor. Underlying fund selection was also additive. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: An overweight to U.S. mid cap & underweight to international equity were the main asset allocation detractors. On an individual holdings level, iShares Core S&P Mid-Cap ETF, Vanguard FTSE Developed Markets ETF and Voya VACS Series EME Fund were the key detractors.

Total Return Based on $1,000,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date Retirement Income Index
12/21/2015	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2016	$1,030,278	$1,017,800	$1,026,600	$1,033,600
2017	$1,100,898	$1,033,900	$1,206,500	$1,094,300
2018	$1,145,826	$1,030,000	$1,349,400	$1,142,800
2019	$1,186,537	$1,096,000	$1,332,000	$1,176,500
2020	$1,254,573	$1,199,200	$1,404,300	$1,259,700
2021	$1,439,207	$1,194,400	$1,992,000	$1,406,900
2022	$1,339,532	$1,096,200	$1,856,900	$1,327,700
2023	$1,318,730	$1,072,800	$1,872,700	$1,330,200
2024	$1,444,023	$1,086,800	$2,313,800	$1,449,500
2025	$1,558,990	$1,161,735	$2,645,476	$1,564,100

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (12/21/2015)
Class R6	7.96%	4.44%	4.81%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.60%
MSCI All Country World Index℠	13.65%	13.37%	10.85%
S&P Target Date Retirement Income Index	7.91%	4.42%	4.85%

Fund Statistics

  Total Net Assets$104,399,696
  # of Portfolio Holdings14
  Portfolio Turnover Rate104%
  Investment Advisory Fees Paid59,578

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	24.5%
Fidelity 500 Index Fund	21.7%
iShares Core U.S. Aggregate Bond ETF	14.0%
Schwab U.S. TIPS ETF	10.0%
Voya Short Duration Bond Fund - Class R6	7.9%
Vanguard FTSE Developed Markets ETF	5.5%
SPDR Portfolio High Yield Bond ETF	4.0%
Vanguard Long-Term Treasury ETF	3.0%
Voya Multi-Manager International Equity Fund - Class I	3.0%
Vanguard FTSE Emerging Markets ETF	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	35.1%
Fixed Income	64.9%

Target Asset Allocations

Value	Value
US Large Blend	21.5%
US Large Growth	1.0%
US Mid Cap Blend	1.0%
International	8.5%
Emerging Markets	3.0%
Core Fixed Income	38.5%
High Yield	4.0%
International Bonds	1.5%
TIPS	10.0%
Short Duration	8.0%
Long Govt Bonds	3.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VTRWX

Voya Target In-Retirement Fund

92913M690-AR

Class A: VTRCX

Voya Target Retirement 2025 Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Target Retirement 2025 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$35	0.34%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the S&P Target Date 2025 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight to U.S. small cap equity and U.S. large cap equity positioning were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Manager selection detracted from performance. An overweight to U.S. mid cap & underweight to international equity were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity Funds were the key detractors.

Total Return Based on $10,000 Investment

	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2025 Index
12/21/2015	$9,427	$10,000	$10,000	$10,000	$10,000
2016	$9,697	$10,286	$10,178	$10,266	$10,398
2017	$10,750	$11,403	$10,339	$12,065	$11,578
2018	$11,520	$12,220	$10,300	$13,494	$12,503
2019	$11,670	$12,380	$10,960	$13,320	$12,672
2020	$12,344	$13,094	$11,992	$14,043	$13,447
2021	$15,387	$16,322	$11,944	$19,920	$16,524
2022	$14,246	$15,112	$10,962	$18,569	$15,562
2023	$14,002	$14,853	$10,728	$18,727	$15,648
2024	$15,813	$16,774	$10,868	$23,138	$17,521
2025	$17,151	$18,194	$11,617	$26,455	$19,066

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (12/21/2015)
Class A - Including Sales ChargeFootnote Reference*	2.24%	5.54%	5.88%
Class A - Excluding Sales Charge	8.46%	6.80%	6.54%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.60%
MSCI All Country World Index℠	13.65%	13.37%	10.85%
S&P Target Date 2025 Index	8.82%	7.23%	7.06%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$152,392,264
  # of Portfolio Holdings14
  Portfolio Turnover Rate95%
  Investment Advisory Fees Paid91,210

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	24.2%
Fidelity 500 Index Fund	22.7%
iShares Core U.S. Aggregate Bond ETF	13.2%
Schwab U.S. TIPS ETF	9.4%
Vanguard FTSE Developed Markets ETF	7.2%
Voya Short Duration Bond Fund - Class R6	6.5%
Voya Multi-Manager International Equity Fund - Class I	3.5%
SPDR Portfolio High Yield Bond ETF	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard FTSE Emerging Markets ETF	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	38.6%
Fixed Income	61.3%

Target Asset Allocations

Value	Value
US Large Blend	22.5%
US Large Growth	1.0%
US Mid Cap Blend	1.3%
International	10.8%
Emerging Markets	3.0%
Core Fixed Income	37.5%
High Yield	3.5%
International Bonds	1.5%
TIPS	9.5%
Short Duration	6.5%
Long Govt Bonds	3.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VTRCX

Voya Target Retirement 2025 Fund

92913M666-AR

Class I: IRSLX

Voya Target Retirement 2025 Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Target Retirement 2025 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$10	0.10%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the S&P Target Date 2025 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight to U.S. small cap equity and U.S. large cap equity positioning were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Manager selection detracted from performance. An overweight to U.S. mid cap & underweight to international equity were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity Funds were the key detractors.

Total Return Based on $250,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2025 Index
2015	$250,000	$250,000	$250,000	$250,000
2016	$245,614	$257,475	$236,450	$247,875
2017	$273,002	$261,543	$277,900	$276,009
2018	$293,148	$260,575	$310,803	$298,062
2019	$297,825	$277,252	$306,794	$302,086
2020	$315,487	$303,369	$323,453	$320,573
2021	$394,087	$302,156	$458,817	$393,921
2022	$365,373	$277,319	$427,710	$370,994
2023	$359,870	$271,384	$431,345	$373,035
2024	$407,437	$274,927	$532,955	$417,697
2025	$442,812	$289,935	$605,713	$454,532

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	8.68%	7.02%	5.88%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%
MSCI All Country World Index℠	13.65%	13.37%	9.25%
S&P Target Date 2025 Index	8.82%	7.23%	6.16%

Fund Statistics

  Total Net Assets$152,392,264
  # of Portfolio Holdings14
  Portfolio Turnover Rate95%
  Investment Advisory Fees Paid91,210

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	24.2%
Fidelity 500 Index Fund	22.7%
iShares Core U.S. Aggregate Bond ETF	13.2%
Schwab U.S. TIPS ETF	9.4%
Vanguard FTSE Developed Markets ETF	7.2%
Voya Short Duration Bond Fund - Class R6	6.5%
Voya Multi-Manager International Equity Fund - Class I	3.5%
SPDR Portfolio High Yield Bond ETF	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard FTSE Emerging Markets ETF	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	38.6%
Fixed Income	61.3%

Target Asset Allocations

Value	Value
US Large Blend	22.5%
US Large Growth	1.0%
US Mid Cap Blend	1.3%
International	10.8%
Emerging Markets	3.0%
Core Fixed Income	37.5%
High Yield	3.5%
International Bonds	1.5%
TIPS	9.5%
Short Duration	6.5%
Long Govt Bonds	3.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRSLX

Voya Target Retirement 2025 Fund

92913M773-AR

Class R: VRRHX

Voya Target Retirement 2025 Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Target Retirement 2025 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$61	0.59%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the S&P Target Date 2025 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight to U.S. small cap equity and U.S. large cap equity positioning were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Manager selection detracted from performance. An overweight to U.S. mid cap & underweight to international equity were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity Funds were the key detractors.

Total Return Based on $10,000 Investment

	Class R	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2025 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$10,059	$10,660	$9,861	$10,119
2020	$10,615	$11,664	$10,397	$10,738
2021	$13,191	$11,617	$14,747	$13,195
2022	$12,193	$10,662	$13,748	$12,427
2023	$11,948	$10,434	$13,864	$12,496
2024	$13,467	$10,570	$17,130	$13,992
2025	$14,562	$11,147	$19,339	$15,226

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (6/1/2018)
Class R	8.14%	6.53%	5.52%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.59%
MSCI All Country World Index℠	13.65%	13.37%	9.88%
S&P Target Date 2025 Index	8.82%	7.23%	6.16%

Fund Statistics

  Total Net Assets$152,392,264
  # of Portfolio Holdings14
  Portfolio Turnover Rate95%
  Investment Advisory Fees Paid91,210

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	24.2%
Fidelity 500 Index Fund	22.7%
iShares Core U.S. Aggregate Bond ETF	13.2%
Schwab U.S. TIPS ETF	9.4%
Vanguard FTSE Developed Markets ETF	7.2%
Voya Short Duration Bond Fund - Class R6	6.5%
Voya Multi-Manager International Equity Fund - Class I	3.5%
SPDR Portfolio High Yield Bond ETF	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard FTSE Emerging Markets ETF	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	38.6%
Fixed Income	61.3%

Target Asset Allocations

Value	Value
US Large Blend	22.5%
US Large Growth	1.0%
US Mid Cap Blend	1.3%
International	10.8%
Emerging Markets	3.0%
Core Fixed Income	37.5%
High Yield	3.5%
International Bonds	1.5%
TIPS	9.5%
Short Duration	6.5%
Long Govt Bonds	3.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VRRHX

Voya Target Retirement 2025 Fund

92913M252-AR

Class R6: VTRDX

Voya Target Retirement 2025 Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Target Retirement 2025 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$8	0.08%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the S&P Target Date 2025 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight to U.S. small cap equity and U.S. large cap equity positioning were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Manager selection detracted from performance. An overweight to U.S. mid cap & underweight to international equity were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity Funds were the key detractors.

Total Return Based on $1,000,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2025 Index
12/21/2015	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2016	$1,029,652	$1,017,800	$1,026,600	$1,039,800
2017	$1,145,229	$1,033,900	$1,206,500	$1,157,800
2018	$1,230,323	$1,030,000	$1,349,400	$1,250,300
2019	$1,250,530	$1,096,000	$1,332,000	$1,267,200
2020	$1,326,745	$1,199,200	$1,404,300	$1,344,700
2021	$1,658,284	$1,194,400	$1,992,000	$1,652,400
2022	$1,540,213	$1,096,200	$1,856,900	$1,556,200
2023	$1,518,456	$1,072,800	$1,872,700	$1,564,800
2024	$1,719,232	$1,086,800	$2,313,800	$1,752,100
2025	$1,869,872	$1,161,735	$2,645,476	$1,906,600

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (12/21/2015)
Class R6	8.76%	7.10%	6.85%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.60%
MSCI All Country World Index℠	13.65%	13.37%	10.85%
S&P Target Date 2025 Index	8.82%	7.23%	7.06%

Fund Statistics

  Total Net Assets$152,392,264
  # of Portfolio Holdings14
  Portfolio Turnover Rate95%
  Investment Advisory Fees Paid91,210

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	24.2%
Fidelity 500 Index Fund	22.7%
iShares Core U.S. Aggregate Bond ETF	13.2%
Schwab U.S. TIPS ETF	9.4%
Vanguard FTSE Developed Markets ETF	7.2%
Voya Short Duration Bond Fund - Class R6	6.5%
Voya Multi-Manager International Equity Fund - Class I	3.5%
SPDR Portfolio High Yield Bond ETF	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard FTSE Emerging Markets ETF	1.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	38.6%
Fixed Income	61.3%

Target Asset Allocations

Value	Value
US Large Blend	22.5%
US Large Growth	1.0%
US Mid Cap Blend	1.3%
International	10.8%
Emerging Markets	3.0%
Core Fixed Income	37.5%
High Yield	3.5%
International Bonds	1.5%
TIPS	9.5%
Short Duration	6.5%
Long Govt Bonds	3.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VTRDX

Voya Target Retirement 2025 Fund

92913M658-AR

Class A: VTREX

Voya Target Retirement 2030 Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Target Retirement 2030 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$38	0.36%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the S&P Target Date 2030 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight to global bond and overweight to U.S. large cap equity were the main contributors.  On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance.  An overweight to U.S. mid cap & intermediate core bond were the main asset allocation detractors. On an individual holdings level, Voya Multi-Manager International Equity $ Voya VACS Series EME Funds were the key detractors.

Total Return Based on $10,000 Investment

	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2030 Index
12/21/2015	$9,429	$10,000	$10,000	$10,000	$10,000
2016	$9,684	$10,271	$10,178	$10,266	$10,408
2017	$10,877	$11,535	$10,339	$12,065	$11,702
2018	$11,790	$12,504	$10,300	$13,494	$12,780
2019	$11,853	$12,571	$10,960	$13,320	$12,860
2020	$12,534	$13,293	$11,992	$14,043	$13,594
2021	$16,219	$17,202	$11,944	$19,920	$17,298
2022	$15,046	$15,957	$10,962	$18,569	$16,265
2023	$14,806	$15,702	$10,728	$18,727	$16,362
2024	$17,054	$18,086	$10,868	$23,138	$18,692
2025	$18,577	$19,702	$11,617	$26,455	$20,470

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (12/21/2015)
Class A - Including Sales ChargeFootnote Reference*	2.64%	6.91%	6.78%
Class A - Excluding Sales Charge	8.93%	8.19%	7.44%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.60%
MSCI All Country World Index℠	13.65%	13.37%	10.85%
S&P Target Date 2030 Index	9.51%	8.53%	7.86%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$169,772,456
  # of Portfolio Holdings14
  Portfolio Turnover Rate80%
  Investment Advisory Fees Paid118,735

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	35.7%
Voya Intermediate Bond Fund - Class R6	17.5%
iShares Core U.S. Aggregate Bond ETF	11.9%
Vanguard FTSE Developed Markets ETF	9.0%
Voya Multi-Manager International Equity Fund - Class I	6.0%
iShares Core S&P Mid-Cap ETF	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Schwab U.S. TIPS ETF	3.0%
Vanguard FTSE Emerging Markets ETF	2.4%
iShares Core S&P Small-Cap ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	39.4%
Equity	60.6%

Target Asset Allocations

Value	Value
US Large Blend	35.5%
US Large Growth	1.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	15.0%
Emerging Markets	3.5%
Core Fixed Income	29.5%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	3.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VTREX

Voya Target Retirement 2030 Fund

92913M641-AR

Class I: IRSMX

Voya Target Retirement 2030 Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Target Retirement 2030 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$13	0.12%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the S&P Target Date 2030 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight to global bond and overweight to U.S. large cap equity were the main contributors.  On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance.  An overweight to U.S. mid cap & intermediate core bond were the main asset allocation detractors. On an individual holdings level, Voya Multi-Manager International Equity $ Voya VACS Series EME Funds were the key detractors.

Total Return Based on $250,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2030 Index
2015	$250,000	$250,000	$250,000	$250,000
2016	$243,969	$257,475	$236,450	$247,025
2017	$274,655	$261,543	$277,900	$277,730
2018	$298,596	$260,575	$310,803	$303,309
2019	$300,858	$277,252	$306,794	$305,220
2020	$319,007	$303,369	$323,453	$322,648
2021	$413,715	$302,156	$458,817	$410,537
2022	$384,891	$277,319	$427,710	$386,028
2023	$379,743	$271,384	$431,345	$388,344
2024	$438,479	$274,927	$532,955	$443,631
2025	$478,734	$289,935	$605,713	$485,841

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	9.18%	8.46%	6.71%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%
MSCI All Country World Index℠	13.65%	13.37%	9.25%
S&P Target Date 2030 Index	9.51%	8.53%	6.87%

Fund Statistics

  Total Net Assets$169,772,456
  # of Portfolio Holdings14
  Portfolio Turnover Rate80%
  Investment Advisory Fees Paid118,735

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	35.7%
Voya Intermediate Bond Fund - Class R6	17.5%
iShares Core U.S. Aggregate Bond ETF	11.9%
Vanguard FTSE Developed Markets ETF	9.0%
Voya Multi-Manager International Equity Fund - Class I	6.0%
iShares Core S&P Mid-Cap ETF	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Schwab U.S. TIPS ETF	3.0%
Vanguard FTSE Emerging Markets ETF	2.4%
iShares Core S&P Small-Cap ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	39.4%
Equity	60.6%

Target Asset Allocations

Value	Value
US Large Blend	35.5%
US Large Growth	1.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	15.0%
Emerging Markets	3.5%
Core Fixed Income	29.5%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	3.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRSMX

Voya Target Retirement 2030 Fund

92913M781-AR

Class R: VRRIX

Voya Target Retirement 2030 Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Target Retirement 2030 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$64	0.61%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the S&P Target Date 2030 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight to global bond and overweight to U.S. large cap equity were the main contributors.  On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance.  An overweight to U.S. mid cap & intermediate core bond were the main asset allocation detractors. On an individual holdings level, Voya Multi-Manager International Equity $ Voya VACS Series EME Funds were the key detractors.

Total Return Based on $10,000 Investment

	Class R	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2030 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$9,964	$10,660	$9,861	$10,048
2020	$10,509	$11,664	$10,397	$10,622
2021	$13,565	$11,617	$14,747	$13,515
2022	$12,547	$10,662	$13,748	$12,708
2023	$12,331	$10,434	$13,864	$12,785
2024	$14,169	$10,570	$17,130	$14,605
2025	$15,404	$11,147	$19,339	$15,994

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (6/1/2018)
Class R	8.72%	7.95%	6.37%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.59%
MSCI All Country World Index℠	13.65%	13.37%	9.88%
S&P Target Date 2030 Index	9.51%	8.53%	6.89%

Fund Statistics

  Total Net Assets$169,772,456
  # of Portfolio Holdings14
  Portfolio Turnover Rate80%
  Investment Advisory Fees Paid118,735

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	35.7%
Voya Intermediate Bond Fund - Class R6	17.5%
iShares Core U.S. Aggregate Bond ETF	11.9%
Vanguard FTSE Developed Markets ETF	9.0%
Voya Multi-Manager International Equity Fund - Class I	6.0%
iShares Core S&P Mid-Cap ETF	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Schwab U.S. TIPS ETF	3.0%
Vanguard FTSE Emerging Markets ETF	2.4%
iShares Core S&P Small-Cap ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	39.4%
Equity	60.6%

Target Asset Allocations

Value	Value
US Large Blend	35.5%
US Large Growth	1.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	15.0%
Emerging Markets	3.5%
Core Fixed Income	29.5%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	3.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VRRIX

Voya Target Retirement 2030 Fund

92913M245-AR

Class R6: VTRFX

Voya Target Retirement 2030 Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Target Retirement 2030 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$9	0.09%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the S&P Target Date 2030 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight to global bond and overweight to U.S. large cap equity were the main contributors.  On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance.  An overweight to U.S. mid cap & intermediate core bond were the main asset allocation detractors. On an individual holdings level, Voya Multi-Manager International Equity $ Voya VACS Series EME Funds were the key detractors.

Total Return Based on $1,000,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2030 Index
12/21/2015	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2016	$1,028,061	$1,017,800	$1,026,600	$1,040,800
2017	$1,158,147	$1,033,900	$1,206,500	$1,170,200
2018	$1,259,845	$1,030,000	$1,349,400	$1,278,000
2019	$1,269,731	$1,096,000	$1,332,000	$1,286,000
2020	$1,346,996	$1,199,200	$1,404,300	$1,359,400
2021	$1,747,405	$1,194,400	$1,992,000	$1,729,800
2022	$1,624,809	$1,096,200	$1,856,900	$1,626,500
2023	$1,605,274	$1,072,800	$1,872,700	$1,636,200
2024	$1,854,644	$1,086,800	$2,313,800	$1,869,200
2025	$2,027,241	$1,161,735	$2,645,476	$2,047,000

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (12/21/2015)
Class R6	9.31%	8.52%	7.77%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.60%
MSCI All Country World Index℠	13.65%	13.37%	10.85%
S&P Target Date 2030 Index	9.51%	8.53%	7.86%

Fund Statistics

  Total Net Assets$169,772,456
  # of Portfolio Holdings14
  Portfolio Turnover Rate80%
  Investment Advisory Fees Paid118,735

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	35.7%
Voya Intermediate Bond Fund - Class R6	17.5%
iShares Core U.S. Aggregate Bond ETF	11.9%
Vanguard FTSE Developed Markets ETF	9.0%
Voya Multi-Manager International Equity Fund - Class I	6.0%
iShares Core S&P Mid-Cap ETF	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Schwab U.S. TIPS ETF	3.0%
Vanguard FTSE Emerging Markets ETF	2.4%
iShares Core S&P Small-Cap ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	39.4%
Equity	60.6%

Target Asset Allocations

Value	Value
US Large Blend	35.5%
US Large Growth	1.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	15.0%
Emerging Markets	3.5%
Core Fixed Income	29.5%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	3.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VTRFX

Voya Target Retirement 2030 Fund

92913M633-AR

Class A: VTRGX

Voya Target Retirement 2035 Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Target Retirement 2035 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$37	0.35%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the S&P Target Date 2035 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in global bond and U.S. treasury inflation protected securities (TIPs) and overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & intermediate core bond were the main asset allocation detractors. On an individual holdings level, Voya Multi-Manager International Equity & Voya VACS Series EME Funds were the key detractors.

Total Return Based on $10,000 Investment

	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2035 Index
12/21/2015	$9,424	$10,000	$10,000	$10,000	$10,000
2016	$9,663	$10,254	$10,178	$10,266	$10,417
2017	$10,994	$11,666	$10,339	$12,065	$11,823
2018	$12,040	$12,776	$10,300	$13,494	$13,048
2019	$12,014	$12,749	$10,960	$13,320	$13,035
2020	$12,698	$13,474	$11,992	$14,043	$13,709
2021	$16,998	$18,037	$11,944	$19,920	$18,126
2022	$15,764	$16,728	$10,962	$18,569	$17,025
2023	$15,565	$16,517	$10,728	$18,727	$17,119
2024	$18,301	$19,420	$10,868	$23,138	$19,983
2025	$20,092	$21,320	$11,617	$26,455	$22,031

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (12/21/2015)
Class A - Including Sales ChargeFootnote Reference*	3.48%	8.33%	7.67%
Class A - Excluding Sales Charge	9.79%	9.61%	8.35%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.60%
MSCI All Country World Index℠	13.65%	13.37%	10.85%
S&P Target Date 2035 Index	10.24%	9.95%	8.70%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$226,394,905
  # of Portfolio Holdings12
  Portfolio Turnover Rate94%
  Investment Advisory Fees Paid155,373

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	42.7%
Voya Intermediate Bond Fund - Class R6	14.5%
Vanguard FTSE Developed Markets ETF	11.0%
iShares Core U.S. Aggregate Bond ETF	8.9%
Voya Multi-Manager International Equity Fund - Class I	6.9%
iShares Core S&P Mid-Cap ETF	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard FTSE Emerging Markets ETF	2.4%
iShares Core S&P Small-Cap ETF	2.0%
SPDR Portfolio High Yield Bond ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	28.4%
Equity	71.5%

Target Asset Allocations

Value	Value
US Large Blend	42.5%
US Large Growth	1.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	18.0%
Emerging Markets	4.5%
Core Fixed Income	23.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VTRGX

Voya Target Retirement 2035 Fund

92913M625-AR

Class I: IRSNX

Voya Target Retirement 2035 Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Target Retirement 2035 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$12	0.11%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the S&P Target Date 2035 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in global bond and U.S. treasury inflation protected securities (TIPs) and overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & intermediate core bond were the main asset allocation detractors. On an individual holdings level, Voya Multi-Manager International Equity & Voya VACS Series EME Funds were the key detractors.

Total Return Based on $250,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2035 Index
2015	$250,000	$250,000	$250,000	$250,000
2016	$241,243	$257,475	$236,450	$246,200
2017	$275,209	$261,543	$277,900	$279,437
2018	$302,039	$260,575	$310,803	$308,387
2019	$302,467	$277,252	$306,794	$308,078
2020	$320,650	$303,369	$323,453	$324,006
2021	$430,606	$302,156	$458,817	$428,401
2022	$400,940	$277,319	$427,710	$402,397
2023	$397,207	$271,384	$431,345	$404,610
2024	$468,307	$274,927	$532,955	$472,306
2025	$515,224	$289,935	$605,713	$520,692

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	10.02%	9.95%	7.50%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%
MSCI All Country World Index℠	13.65%	13.37%	9.25%
S&P Target Date 2035 Index	10.24%	9.95%	7.61%

Fund Statistics

  Total Net Assets$226,394,905
  # of Portfolio Holdings12
  Portfolio Turnover Rate94%
  Investment Advisory Fees Paid155,373

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	42.7%
Voya Intermediate Bond Fund - Class R6	14.5%
Vanguard FTSE Developed Markets ETF	11.0%
iShares Core U.S. Aggregate Bond ETF	8.9%
Voya Multi-Manager International Equity Fund - Class I	6.9%
iShares Core S&P Mid-Cap ETF	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard FTSE Emerging Markets ETF	2.4%
iShares Core S&P Small-Cap ETF	2.0%
SPDR Portfolio High Yield Bond ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	28.4%
Equity	71.5%

Target Asset Allocations

Value	Value
US Large Blend	42.5%
US Large Growth	1.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	18.0%
Emerging Markets	4.5%
Core Fixed Income	23.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRSNX

Voya Target Retirement 2035 Fund

92913M799-AR

Class R: VRRJX

Voya Target Retirement 2035 Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Target Retirement 2035 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$63	0.60%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the S&P Target Date 2035 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in global bond and U.S. treasury inflation protected securities (TIPs) and overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & intermediate core bond were the main asset allocation detractors. On an individual holdings level, Voya Multi-Manager International Equity & Voya VACS Series EME Funds were the key detractors.

Total Return Based on $10,000 Investment

	Class R	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2035 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$9,885	$10,660	$9,861	$9,978
2020	$10,425	$11,664	$10,397	$10,494
2021	$13,917	$11,617	$14,747	$13,875
2022	$12,876	$10,662	$13,748	$13,032
2023	$12,691	$10,434	$13,864	$13,104
2024	$14,880	$10,570	$17,130	$15,296
2025	$16,292	$11,147	$19,339	$16,864

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (6/1/2018)
Class R	9.49%	9.34%	7.22%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.59%
MSCI All Country World Index℠	13.65%	13.37%	9.88%
S&P Target Date 2035 Index	10.24%	9.95%	7.69%

Fund Statistics

  Total Net Assets$226,394,905
  # of Portfolio Holdings12
  Portfolio Turnover Rate94%
  Investment Advisory Fees Paid155,373

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	42.7%
Voya Intermediate Bond Fund - Class R6	14.5%
Vanguard FTSE Developed Markets ETF	11.0%
iShares Core U.S. Aggregate Bond ETF	8.9%
Voya Multi-Manager International Equity Fund - Class I	6.9%
iShares Core S&P Mid-Cap ETF	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard FTSE Emerging Markets ETF	2.4%
iShares Core S&P Small-Cap ETF	2.0%
SPDR Portfolio High Yield Bond ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	28.4%
Equity	71.5%

Target Asset Allocations

Value	Value
US Large Blend	42.5%
US Large Growth	1.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	18.0%
Emerging Markets	4.5%
Core Fixed Income	23.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VRRJX

Voya Target Retirement 2035 Fund

92913M237-AR

Class R6: VTRHX

Voya Target Retirement 2035 Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Target Retirement 2035 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$9	0.09%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, the Fund underperformed the S&P Target Date 2035 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in global bond and U.S. treasury inflation protected securities (TIPs) and overweight to U.S. large cap equity were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & intermediate core bond were the main asset allocation detractors. On an individual holdings level, Voya Multi-Manager International Equity & Voya VACS Series EME Funds were the key detractors.

Total Return Based on $1,000,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2035 Index
12/21/2015	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2016	$1,026,388	$1,017,800	$1,026,600	$1,041,700
2017	$1,171,332	$1,033,900	$1,206,500	$1,182,300
2018	$1,286,015	$1,030,000	$1,349,400	$1,304,800
2019	$1,287,081	$1,096,000	$1,332,000	$1,303,500
2020	$1,364,704	$1,199,200	$1,404,300	$1,370,900
2021	$1,832,434	$1,194,400	$1,992,000	$1,812,600
2022	$1,706,192	$1,096,200	$1,856,900	$1,702,500
2023	$1,690,371	$1,072,800	$1,872,700	$1,711,900
2024	$1,992,716	$1,086,800	$2,313,800	$1,998,300
2025	$2,193,083	$1,161,735	$2,645,476	$2,203,100

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (12/21/2015)
Class R6	10.06%	9.95%	8.67%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.60%
MSCI All Country World Index℠	13.65%	13.37%	10.85%
S&P Target Date 2035 Index	10.24%	9.95%	8.70%

Fund Statistics

  Total Net Assets$226,394,905
  # of Portfolio Holdings12
  Portfolio Turnover Rate94%
  Investment Advisory Fees Paid155,373

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	42.7%
Voya Intermediate Bond Fund - Class R6	14.5%
Vanguard FTSE Developed Markets ETF	11.0%
iShares Core U.S. Aggregate Bond ETF	8.9%
Voya Multi-Manager International Equity Fund - Class I	6.9%
iShares Core S&P Mid-Cap ETF	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Vanguard FTSE Emerging Markets ETF	2.4%
iShares Core S&P Small-Cap ETF	2.0%
SPDR Portfolio High Yield Bond ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	28.4%
Equity	71.5%

Target Asset Allocations

Value	Value
US Large Blend	42.5%
US Large Growth	1.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	18.0%
Emerging Markets	4.5%
Core Fixed Income	23.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VTRHX

Voya Target Retirement 2035 Fund

92913M617-AR

Class A: VTRJX

Voya Target Retirement 2040 Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Target Retirement 2040 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$39	0.37%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Classes A, I, and R shares underperformed and Class R6 shares performed inline to the S&P Target Date 2040 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in global bond & U.S. treasury inflation protected securities (TIPs) & overweight to U.S. small cap equity were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. The Fund’s overweight to U.S. mid cap and long duration were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity Funds were the key detractors.

Total Return Based on $10,000 Investment

	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2040 Index
12/21/2015	$9,428	$10,000	$10,000	$10,000	$10,000
2016	$9,669	$10,256	$10,178	$10,266	$10,423
2017	$11,087	$11,761	$10,339	$12,065	$11,911
2018	$12,204	$12,945	$10,300	$13,494	$13,242
2019	$12,101	$12,836	$10,960	$13,320	$13,170
2020	$12,812	$13,589	$11,992	$14,043	$13,800
2021	$17,689	$18,763	$11,944	$19,920	$18,727
2022	$16,431	$17,429	$10,962	$18,569	$17,590
2023	$16,297	$17,287	$10,728	$18,727	$17,700
2024	$19,519	$20,704	$10,868	$23,138	$21,040
2025	$21,579	$22,889	$11,617	$26,455	$23,327

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (12/21/2015)
Class A - Including Sales ChargeFootnote Reference*	4.19%	9.68%	8.49%
Class A - Excluding Sales Charge	10.55%	10.99%	9.16%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.60%
MSCI All Country World Index℠	13.65%	13.37%	10.85%
S&P Target Date 2040 Index	10.87%	11.07%	9.36%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$122,648,452
  # of Portfolio Holdings12
  Portfolio Turnover Rate79%
  Investment Advisory Fees Paid106,094

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	47.6%
Vanguard FTSE Developed Markets ETF	13.9%
Voya Intermediate Bond Fund - Class R6	10.5%
Voya Multi-Manager International Equity Fund - Class I	7.9%
iShares Core S&P Mid-Cap ETF	4.5%
Vanguard Long-Term Treasury ETF	3.0%
Voya VACS Series EME Fund	3.0%
Vanguard FTSE Emerging Markets ETF	2.4%
iShares Core S&P Small-Cap ETF	2.0%
iShares Core U.S. Aggregate Bond ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.5%
Equity	82.3%

Target Asset Allocations

Value	Value
US Large Blend	47.5%
US Large Growth	1.0%
US Mid Cap Blend	4.5%
US Small Cap	2.0%
International	22.0%
Emerging Markets	5.5%
Core Fixed Income	12.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VTRJX

Voya Target Retirement 2040 Fund

92913M591-AR

Class I: IRSOX

Voya Target Retirement 2040 Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Target Retirement 2040 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$13	0.12%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Classes A, I, and R shares underperformed and Class R6 shares performed inline to the S&P Target Date 2040 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in global bond & U.S. treasury inflation protected securities (TIPs) & overweight to U.S. small cap equity were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. The Fund’s overweight to U.S. mid cap and long duration were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity Funds were the key detractors.

Total Return Based on $250,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2040 Index
2015	$250,000	$250,000	$250,000	$250,000
2016	$240,760	$257,475	$236,450	$245,525
2017	$276,467	$261,543	$277,900	$280,561
2018	$305,202	$260,575	$310,803	$311,928
2019	$303,404	$277,252	$306,794	$310,213
2020	$321,812	$303,369	$323,453	$325,072
2021	$445,289	$302,156	$458,817	$441,122
2022	$415,209	$277,319	$427,710	$414,346
2023	$412,702	$271,384	$431,345	$416,915
2024	$496,083	$274,927	$532,955	$495,609
2025	$549,842	$289,935	$605,713	$549,479

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	10.84%	11.31%	8.20%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%
MSCI All Country World Index℠	13.65%	13.37%	9.25%
S&P Target Date 2040 Index	10.87%	11.07%	8.19%

Fund Statistics

  Total Net Assets$122,648,452
  # of Portfolio Holdings12
  Portfolio Turnover Rate79%
  Investment Advisory Fees Paid106,094

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	47.6%
Vanguard FTSE Developed Markets ETF	13.9%
Voya Intermediate Bond Fund - Class R6	10.5%
Voya Multi-Manager International Equity Fund - Class I	7.9%
iShares Core S&P Mid-Cap ETF	4.5%
Vanguard Long-Term Treasury ETF	3.0%
Voya VACS Series EME Fund	3.0%
Vanguard FTSE Emerging Markets ETF	2.4%
iShares Core S&P Small-Cap ETF	2.0%
iShares Core U.S. Aggregate Bond ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.5%
Equity	82.3%

Target Asset Allocations

Value	Value
US Large Blend	47.5%
US Large Growth	1.0%
US Mid Cap Blend	4.5%
US Small Cap	2.0%
International	22.0%
Emerging Markets	5.5%
Core Fixed Income	12.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRSOX

Voya Target Retirement 2040 Fund

92913M815-AR

Class R: VRRKX

Voya Target Retirement 2040 Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Target Retirement 2040 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$65	0.62%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Classes A, I, and R shares underperformed and Class R6 shares performed inline to the S&P Target Date 2040 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in global bond & U.S. treasury inflation protected securities (TIPs) & overweight to U.S. small cap equity were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. The Fund’s overweight to U.S. mid cap and long duration were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity Funds were the key detractors.

Total Return Based on $10,000 Investment

	Class R	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2040 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$9,816	$10,660	$9,861	$9,933
2020	$10,365	$11,664	$10,397	$10,409
2021	$14,272	$11,617	$14,747	$14,125
2022	$13,227	$10,662	$13,748	$13,268
2023	$13,085	$10,434	$13,864	$13,350
2024	$15,638	$10,570	$17,130	$15,870
2025	$17,247	$11,147	$19,339	$17,595

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (6/1/2018)
Class R	10.29%	10.72%	8.10%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.59%
MSCI All Country World Index℠	13.65%	13.37%	9.88%
S&P Target Date 2040 Index	10.87%	11.07%	8.33%

Fund Statistics

  Total Net Assets$122,648,452
  # of Portfolio Holdings12
  Portfolio Turnover Rate79%
  Investment Advisory Fees Paid106,094

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	47.6%
Vanguard FTSE Developed Markets ETF	13.9%
Voya Intermediate Bond Fund - Class R6	10.5%
Voya Multi-Manager International Equity Fund - Class I	7.9%
iShares Core S&P Mid-Cap ETF	4.5%
Vanguard Long-Term Treasury ETF	3.0%
Voya VACS Series EME Fund	3.0%
Vanguard FTSE Emerging Markets ETF	2.4%
iShares Core S&P Small-Cap ETF	2.0%
iShares Core U.S. Aggregate Bond ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.5%
Equity	82.3%

Target Asset Allocations

Value	Value
US Large Blend	47.5%
US Large Growth	1.0%
US Mid Cap Blend	4.5%
US Small Cap	2.0%
International	22.0%
Emerging Markets	5.5%
Core Fixed Income	12.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VRRKX

Voya Target Retirement 2040 Fund

92913M229-AR

Class R6: VTRKX

Voya Target Retirement 2040 Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Target Retirement 2040 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$11	0.10%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Classes A, I, and R shares underperformed and Class R6 shares performed inline to the S&P Target Date 2040 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in global bond & U.S. treasury inflation protected securities (TIPs) & overweight to U.S. small cap equity were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. The Fund’s overweight to U.S. mid cap and long duration were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity Funds were the key detractors.

Total Return Based on $1,000,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2040 Index
12/21/2015	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2016	$1,027,599	$1,017,800	$1,026,600	$1,042,300
2017	$1,180,852	$1,033,900	$1,206,500	$1,191,100
2018	$1,304,103	$1,030,000	$1,349,400	$1,324,200
2019	$1,296,955	$1,096,000	$1,332,000	$1,317,000
2020	$1,377,402	$1,199,200	$1,404,300	$1,380,000
2021	$1,907,896	$1,194,400	$1,992,000	$1,872,700
2022	$1,778,223	$1,096,200	$1,856,900	$1,759,000
2023	$1,768,194	$1,072,800	$1,872,700	$1,770,000
2024	$2,126,185	$1,086,800	$2,313,800	$2,104,000
2025	$2,357,330	$1,161,735	$2,645,476	$2,332,700

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (12/21/2015)
Class R6	10.87%	11.35%	9.51%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.60%
MSCI All Country World Index℠	13.65%	13.37%	10.85%
S&P Target Date 2040 Index	10.87%	11.07%	9.36%

Fund Statistics

  Total Net Assets$122,648,452
  # of Portfolio Holdings12
  Portfolio Turnover Rate79%
  Investment Advisory Fees Paid106,094

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	47.6%
Vanguard FTSE Developed Markets ETF	13.9%
Voya Intermediate Bond Fund - Class R6	10.5%
Voya Multi-Manager International Equity Fund - Class I	7.9%
iShares Core S&P Mid-Cap ETF	4.5%
Vanguard Long-Term Treasury ETF	3.0%
Voya VACS Series EME Fund	3.0%
Vanguard FTSE Emerging Markets ETF	2.4%
iShares Core S&P Small-Cap ETF	2.0%
iShares Core U.S. Aggregate Bond ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.5%
Equity	82.3%

Target Asset Allocations

Value	Value
US Large Blend	47.5%
US Large Growth	1.0%
US Mid Cap Blend	4.5%
US Small Cap	2.0%
International	22.0%
Emerging Markets	5.5%
Core Fixed Income	12.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VTRKX

Voya Target Retirement 2040 Fund

92913M583-AR

Class A: VTRMX

Voya Target Retirement 2045 Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Target Retirement 2045 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$39	0.37%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Class I and R6 shares outperformed and Classes A and R shares underperformed the S&P Target Date 2045 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in U.S. small cap equity & intermediate core bond were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & underweight in international equity were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity Funds were the key detractors.

Total Return Based on $10,000 Investment

	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2045 Index
12/21/2015	$9,424	$10,000	$10,000	$10,000	$10,000
2016	$9,667	$10,258	$10,178	$10,266	$10,428
2017	$11,090	$11,768	$10,339	$12,065	$11,984
2018	$12,251	$13,000	$10,300	$13,494	$13,372
2019	$12,082	$12,820	$10,960	$13,320	$13,257
2020	$12,760	$13,540	$11,992	$14,043	$13,853
2021	$17,950	$19,047	$11,944	$19,920	$19,094
2022	$16,702	$17,723	$10,962	$18,569	$17,941
2023	$16,593	$17,607	$10,728	$18,727	$18,070
2024	$20,117	$21,346	$10,868	$23,138	$21,731
2025	$22,333	$23,697	$11,617	$26,455	$24,193

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (12/21/2015)
Class A - Including Sales ChargeFootnote Reference*	4.64%	10.53%	8.88%
Class A - Excluding Sales Charge	11.02%	11.85%	9.57%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.60%
MSCI All Country World Index℠	13.65%	13.37%	10.85%
S&P Target Date 2045 Index	11.33%	11.80%	9.78%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$196,806,131
  # of Portfolio Holdings11
  Portfolio Turnover Rate103%
  Investment Advisory Fees Paid157,422

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	53.2%
Vanguard FTSE Developed Markets ETF	14.9%
Voya Multi-Manager International Equity Fund - Class I	7.9%
Voya Intermediate Bond Fund - Class R6	5.5%
iShares Core S&P Mid-Cap ETF	5.0%
Vanguard FTSE Emerging Markets ETF	3.4%
Voya VACS Series EME Fund	3.0%
Vanguard Long-Term Treasury ETF	2.0%
iShares Core S&P Small-Cap ETF	2.0%
SPDR Portfolio High Yield Bond ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	9.5%
Equity	90.4%

Target Asset Allocations

Value	Value
US Large Blend	53.0%
US Large Growth	1.0%
US Mid Cap Blend	5.0%
US Small Cap	2.0%
International	23.0%
Emerging Markets	6.5%
Core Fixed Income	5.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VTRMX

Voya Target Retirement 2045 Fund

92913M575-AR

Class I: IRSPX

Voya Target Retirement 2045 Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Target Retirement 2045 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$13	0.12%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Class I and R6 shares outperformed and Classes A and R shares underperformed the S&P Target Date 2045 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in U.S. small cap equity & intermediate core bond were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & underweight in international equity were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity Funds were the key detractors.

Total Return Based on $250,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2045 Index
2015	$250,000	$250,000	$250,000	$250,000
2016	$240,496	$257,475	$236,450	$244,950
2017	$276,861	$261,543	$277,900	$281,497
2018	$306,402	$260,575	$310,803	$314,094
2019	$303,268	$277,252	$306,794	$311,393
2020	$321,114	$303,369	$323,453	$325,405
2021	$453,433	$302,156	$458,817	$448,506
2022	$423,212	$277,319	$427,710	$421,416
2023	$422,026	$271,384	$431,345	$424,451
2024	$513,256	$274,927	$532,955	$510,443
2025	$571,611	$289,935	$605,713	$568,274

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	11.37%	12.22%	8.62%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%
MSCI All Country World Index℠	13.65%	13.37%	9.25%
S&P Target Date 2045 Index	11.33%	11.80%	8.56%

Fund Statistics

  Total Net Assets$196,806,131
  # of Portfolio Holdings11
  Portfolio Turnover Rate103%
  Investment Advisory Fees Paid157,422

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	53.2%
Vanguard FTSE Developed Markets ETF	14.9%
Voya Multi-Manager International Equity Fund - Class I	7.9%
Voya Intermediate Bond Fund - Class R6	5.5%
iShares Core S&P Mid-Cap ETF	5.0%
Vanguard FTSE Emerging Markets ETF	3.4%
Voya VACS Series EME Fund	3.0%
Vanguard Long-Term Treasury ETF	2.0%
iShares Core S&P Small-Cap ETF	2.0%
SPDR Portfolio High Yield Bond ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	9.5%
Equity	90.4%

Target Asset Allocations

Value	Value
US Large Blend	53.0%
US Large Growth	1.0%
US Mid Cap Blend	5.0%
US Small Cap	2.0%
International	23.0%
Emerging Markets	6.5%
Core Fixed Income	5.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRSPX

Voya Target Retirement 2045 Fund

92913M823-AR

Class R: VRRLX

Voya Target Retirement 2045 Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Target Retirement 2045 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$65	0.62%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Class I and R6 shares outperformed and Classes A and R shares underperformed the S&P Target Date 2045 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in U.S. small cap equity & intermediate core bond were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & underweight in international equity were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity Funds were the key detractors.

Total Return Based on $10,000 Investment

	Class R	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2045 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$9,758	$10,660	$9,861	$9,904
2020	$10,279	$11,664	$10,397	$10,349
2021	$14,430	$11,617	$14,747	$14,264
2022	$13,388	$10,662	$13,748	$13,403
2023	$13,261	$10,434	$13,864	$13,499
2024	$16,022	$10,570	$17,130	$16,234
2025	$17,753	$11,147	$19,339	$18,073

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (6/1/2018)
Class R	10.81%	11.55%	8.55%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.59%
MSCI All Country World Index℠	13.65%	13.37%	9.88%
S&P Target Date 2045 Index	11.33%	11.80%	8.75%

Fund Statistics

  Total Net Assets$196,806,131
  # of Portfolio Holdings11
  Portfolio Turnover Rate103%
  Investment Advisory Fees Paid157,422

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	53.2%
Vanguard FTSE Developed Markets ETF	14.9%
Voya Multi-Manager International Equity Fund - Class I	7.9%
Voya Intermediate Bond Fund - Class R6	5.5%
iShares Core S&P Mid-Cap ETF	5.0%
Vanguard FTSE Emerging Markets ETF	3.4%
Voya VACS Series EME Fund	3.0%
Vanguard Long-Term Treasury ETF	2.0%
iShares Core S&P Small-Cap ETF	2.0%
SPDR Portfolio High Yield Bond ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	9.5%
Equity	90.4%

Target Asset Allocations

Value	Value
US Large Blend	53.0%
US Large Growth	1.0%
US Mid Cap Blend	5.0%
US Small Cap	2.0%
International	23.0%
Emerging Markets	6.5%
Core Fixed Income	5.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VRRLX

Voya Target Retirement 2045 Fund

92913M211-AR

Class R6: VTRNX

Voya Target Retirement 2045 Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Target Retirement 2045 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$12	0.11%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Class I and R6 shares outperformed and Classes A and R shares underperformed the S&P Target Date 2045 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in U.S. small cap equity & intermediate core bond were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & underweight in international equity were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity Funds were the key detractors.

Total Return Based on $1,000,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2045 Index
12/21/2015	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2016	$1,027,731	$1,017,800	$1,026,600	$1,042,800
2017	$1,182,768	$1,033,900	$1,206,500	$1,198,400
2018	$1,310,793	$1,030,000	$1,349,400	$1,337,200
2019	$1,296,937	$1,096,000	$1,332,000	$1,325,700
2020	$1,374,474	$1,199,200	$1,404,300	$1,385,300
2021	$1,941,242	$1,194,400	$1,992,000	$1,909,400
2022	$1,813,081	$1,096,200	$1,856,900	$1,794,100
2023	$1,806,605	$1,072,800	$1,872,700	$1,807,000
2024	$2,197,453	$1,086,800	$2,313,800	$2,173,100
2025	$2,447,387	$1,161,735	$2,645,476	$2,419,300

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (12/21/2015)
Class R6	11.37%	12.23%	9.94%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.60%
MSCI All Country World Index℠	13.65%	13.37%	10.85%
S&P Target Date 2045 Index	11.33%	11.80%	9.78%

Fund Statistics

  Total Net Assets$196,806,131
  # of Portfolio Holdings11
  Portfolio Turnover Rate103%
  Investment Advisory Fees Paid157,422

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	53.2%
Vanguard FTSE Developed Markets ETF	14.9%
Voya Multi-Manager International Equity Fund - Class I	7.9%
Voya Intermediate Bond Fund - Class R6	5.5%
iShares Core S&P Mid-Cap ETF	5.0%
Vanguard FTSE Emerging Markets ETF	3.4%
Voya VACS Series EME Fund	3.0%
Vanguard Long-Term Treasury ETF	2.0%
iShares Core S&P Small-Cap ETF	2.0%
SPDR Portfolio High Yield Bond ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	9.5%
Equity	90.4%

Target Asset Allocations

Value	Value
US Large Blend	53.0%
US Large Growth	1.0%
US Mid Cap Blend	5.0%
US Small Cap	2.0%
International	23.0%
Emerging Markets	6.5%
Core Fixed Income	5.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VTRNX

Voya Target Retirement 2045 Fund

92913M567-AR

Class A: VTROX

Voya Target Retirement 2050 Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Target Retirement 2050 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$42	0.40%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Class I and R6 shares outperformed and Classes A and R shares underperformed the S&P Target Date 2050 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in U.S. small cap equity & long duration bond were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & underweight in international equity were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity were the key detractors.

Total Return Based on $10,000 Investment

	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2050 Index
12/21/2015	$9,424	$10,000	$10,000	$10,000	$10,000
2016	$9,667	$10,258	$10,178	$10,266	$10,427
2017	$11,101	$11,780	$10,339	$12,065	$12,044
2018	$12,277	$13,028	$10,300	$13,494	$13,479
2019	$12,087	$12,826	$10,960	$13,320	$13,334
2020	$12,744	$13,524	$11,992	$14,043	$13,923
2021	$17,967	$19,066	$11,944	$19,920	$19,342
2022	$16,662	$17,680	$10,962	$18,569	$18,168
2023	$16,556	$17,568	$10,728	$18,727	$18,301
2024	$20,172	$21,406	$10,868	$23,138	$22,144
2025	$22,424	$23,795	$11,617	$26,455	$24,671

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (12/21/2015)
Class A - Including Sales ChargeFootnote Reference*	4.74%	10.65%	8.93%
Class A - Excluding Sales Charge	11.16%	11.96%	9.61%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.60%
MSCI All Country World Index℠	13.65%	13.37%	10.85%
S&P Target Date 2050 Index	11.41%	12.12%	10.00%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$100,929,526
  # of Portfolio Holdings10
  Portfolio Turnover Rate86%
  Investment Advisory Fees Paid94,143

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	55.7%
Vanguard FTSE Developed Markets ETF	15.9%
Voya Multi-Manager International Equity Fund - Class I	7.9%
iShares Core S&P Mid-Cap ETF	4.9%
Voya Intermediate Bond Fund - Class R6	4.0%
Vanguard FTSE Emerging Markets ETF	3.4%
iShares Core S&P Small-Cap ETF	3.0%
Voya VACS Series EME Fund	3.0%
Vanguard Russell 1000 Growth ETF	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	5.0%
Equity	94.8%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	24.0%
Emerging Markets	6.5%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VTROX

Voya Target Retirement 2050 Fund

92913M559-AR

Class I: IRSQX

Voya Target Retirement 2050 Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Target Retirement 2050 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$16	0.15%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Class I and R6 shares outperformed and Classes A and R shares underperformed the S&P Target Date 2050 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in U.S. small cap equity & long duration bond were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & underweight in international equity were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity were the key detractors.

Total Return Based on $250,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2050 Index
2015	$250,000	$250,000	$250,000	$250,000
2016	$240,472	$257,475	$236,450	$244,475
2017	$276,701	$261,543	$277,900	$282,393
2018	$307,054	$260,575	$310,803	$316,054
2019	$303,073	$277,252	$306,794	$312,641
2020	$320,850	$303,369	$323,453	$326,460
2021	$453,206	$302,156	$458,817	$453,518
2022	$421,625	$277,319	$427,710	$425,989
2023	$420,750	$271,384	$431,345	$429,099
2024	$513,979	$274,927	$532,955	$519,208
2025	$573,030	$289,935	$605,713	$578,462

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	11.49%	12.30%	8.65%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%
MSCI All Country World Index℠	13.65%	13.37%	9.25%
S&P Target Date 2050 Index	11.41%	12.12%	8.75%

Fund Statistics

  Total Net Assets$100,929,526
  # of Portfolio Holdings10
  Portfolio Turnover Rate86%
  Investment Advisory Fees Paid94,143

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	55.7%
Vanguard FTSE Developed Markets ETF	15.9%
Voya Multi-Manager International Equity Fund - Class I	7.9%
iShares Core S&P Mid-Cap ETF	4.9%
Voya Intermediate Bond Fund - Class R6	4.0%
Vanguard FTSE Emerging Markets ETF	3.4%
iShares Core S&P Small-Cap ETF	3.0%
Voya VACS Series EME Fund	3.0%
Vanguard Russell 1000 Growth ETF	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	5.0%
Equity	94.8%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	24.0%
Emerging Markets	6.5%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRSQX

Voya Target Retirement 2050 Fund

92913M831-AR

Class R: VRRMX

Voya Target Retirement 2050 Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Target Retirement 2050 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$69	0.65%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Class I and R6 shares outperformed and Classes A and R shares underperformed the S&P Target Date 2050 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in U.S. small cap equity & long duration bond were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & underweight in international equity were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity were the key detractors.

Total Return Based on $10,000 Investment

	Class R	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2050 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$9,729	$10,660	$9,861	$9,882
2020	$10,244	$11,664	$10,397	$10,319
2021	$14,404	$11,617	$14,747	$14,335
2022	$13,321	$10,662	$13,748	$13,465
2023	$13,200	$10,434	$13,864	$13,563
2024	$16,029	$10,570	$17,130	$16,411
2025	$17,789	$11,147	$19,339	$18,187

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (6/1/2018)
Class R	10.98%	11.67%	8.58%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.59%
MSCI All Country World Index℠	13.65%	13.37%	9.88%
S&P Target Date 2050 Index	11.41%	12.12%	8.92%

Fund Statistics

  Total Net Assets$100,929,526
  # of Portfolio Holdings10
  Portfolio Turnover Rate86%
  Investment Advisory Fees Paid94,143

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	55.7%
Vanguard FTSE Developed Markets ETF	15.9%
Voya Multi-Manager International Equity Fund - Class I	7.9%
iShares Core S&P Mid-Cap ETF	4.9%
Voya Intermediate Bond Fund - Class R6	4.0%
Vanguard FTSE Emerging Markets ETF	3.4%
iShares Core S&P Small-Cap ETF	3.0%
Voya VACS Series EME Fund	3.0%
Vanguard Russell 1000 Growth ETF	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	5.0%
Equity	94.8%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	24.0%
Emerging Markets	6.5%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VRRMX

Voya Target Retirement 2050 Fund

92913M195-AR

Class R6: VTRPX

Voya Target Retirement 2050 Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Target Retirement 2050 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$12	0.11%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Class I and R6 shares outperformed and Classes A and R shares underperformed the S&P Target Date 2050 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in U.S. small cap equity & long duration bond were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & underweight in international equity were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity were the key detractors.

Total Return Based on $1,000,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2050 Index
12/21/2015	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2016	$1,027,748	$1,017,800	$1,026,600	$1,042,700
2017	$1,183,051	$1,033,900	$1,206,500	$1,204,400
2018	$1,313,376	$1,030,000	$1,349,400	$1,347,900
2019	$1,295,726	$1,096,000	$1,332,000	$1,333,400
2020	$1,372,185	$1,199,200	$1,404,300	$1,392,300
2021	$1,941,323	$1,194,400	$1,992,000	$1,934,200
2022	$1,806,828	$1,096,200	$1,856,900	$1,816,800
2023	$1,802,281	$1,072,800	$1,872,700	$1,830,100
2024	$2,202,249	$1,086,800	$2,313,800	$2,214,400
2025	$2,456,052	$1,161,735	$2,645,476	$2,467,100

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (12/21/2015)
Class R6	11.53%	12.35%	9.98%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.60%
MSCI All Country World Index℠	13.65%	13.37%	10.85%
S&P Target Date 2050 Index	11.41%	12.12%	10.00%

Fund Statistics

  Total Net Assets$100,929,526
  # of Portfolio Holdings10
  Portfolio Turnover Rate86%
  Investment Advisory Fees Paid94,143

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	55.7%
Vanguard FTSE Developed Markets ETF	15.9%
Voya Multi-Manager International Equity Fund - Class I	7.9%
iShares Core S&P Mid-Cap ETF	4.9%
Voya Intermediate Bond Fund - Class R6	4.0%
Vanguard FTSE Emerging Markets ETF	3.4%
iShares Core S&P Small-Cap ETF	3.0%
Voya VACS Series EME Fund	3.0%
Vanguard Russell 1000 Growth ETF	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	5.0%
Equity	94.8%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	24.0%
Emerging Markets	6.5%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VTRPX

Voya Target Retirement 2050 Fund

92913M542-AR

Class A: VTRQX

Voya Target Retirement 2055 Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Target Retirement 2055 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$41	0.39%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Class R6 shares outperformed and Classes A, I and R shares underperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in U.S. small cap equity & long duration bond were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & underweight in international equity were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity were the key detractors.

Total Return Based on $10,000 Investment

	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2055 Index
12/21/2015	$9,424	$10,000	$10,000	$10,000	$10,000
2016	$9,667	$10,257	$10,178	$10,266	$10,428
2017	$11,116	$11,795	$10,339	$12,065	$12,090
2018	$12,295	$13,046	$10,300	$13,494	$13,545
2019	$12,088	$12,826	$10,960	$13,320	$13,391
2020	$12,759	$13,538	$11,992	$14,043	$13,961
2021	$18,045	$19,147	$11,944	$19,920	$19,474
2022	$16,710	$17,731	$10,962	$18,569	$18,290
2023	$16,614	$17,629	$10,728	$18,727	$18,427
2024	$20,247	$21,484	$10,868	$23,138	$22,307
2025	$22,534	$23,910	$11,617	$26,455	$24,896

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (12/21/2015)
Class A - Including Sales ChargeFootnote Reference*	4.87%	10.73%	8.98%
Class A - Excluding Sales Charge	11.29%	12.05%	9.67%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.60%
MSCI All Country World Index℠	13.65%	13.37%	10.85%
S&P Target Date 2055 Index	11.61%	12.27%	10.11%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$136,409,005
  # of Portfolio Holdings10
  Portfolio Turnover Rate102%
  Investment Advisory Fees Paid116,097

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	55.7%
Vanguard FTSE Developed Markets ETF	16.4%
Voya Multi-Manager International Equity Fund - Class I	7.9%
iShares Core S&P Mid-Cap ETF	5.5%
Vanguard FTSE Emerging Markets ETF	3.4%
iShares Core S&P Small-Cap ETF	3.0%
Voya Intermediate Bond Fund - Class R6	3.0%
Voya VACS Series EME Fund	3.0%
Vanguard Russell 1000 Growth ETF	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	4.0%
Equity	95.9%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VTRQX

Voya Target Retirement 2055 Fund

92913M534-AR

Class I: IRSVX

Voya Target Retirement 2055 Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Target Retirement 2055 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$15	0.14%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Class R6 shares outperformed and Classes A, I and R shares underperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in U.S. small cap equity & long duration bond were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & underweight in international equity were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity were the key detractors.

Total Return Based on $250,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2055 Index
2015	$250,000	$250,000	$250,000	$250,000
2016	$240,468	$257,475	$236,450	$244,050
2017	$277,305	$261,543	$277,900	$282,927
2018	$307,469	$260,575	$310,803	$316,992
2019	$303,221	$277,252	$306,794	$313,378
2020	$321,297	$303,369	$323,453	$326,728
2021	$455,900	$302,156	$458,817	$455,753
2022	$423,832	$277,319	$427,710	$428,043
2023	$422,506	$271,384	$431,345	$431,253
2024	$517,078	$274,927	$532,955	$522,039
2025	$576,821	$289,935	$605,713	$582,636

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	11.56%	12.42%	8.72%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%
MSCI All Country World Index℠	13.65%	13.37%	9.25%
S&P Target Date 2055 Index	11.61%	12.27%	8.83%

Fund Statistics

  Total Net Assets$136,409,005
  # of Portfolio Holdings10
  Portfolio Turnover Rate102%
  Investment Advisory Fees Paid116,097

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	55.7%
Vanguard FTSE Developed Markets ETF	16.4%
Voya Multi-Manager International Equity Fund - Class I	7.9%
iShares Core S&P Mid-Cap ETF	5.5%
Vanguard FTSE Emerging Markets ETF	3.4%
iShares Core S&P Small-Cap ETF	3.0%
Voya Intermediate Bond Fund - Class R6	3.0%
Voya VACS Series EME Fund	3.0%
Vanguard Russell 1000 Growth ETF	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	4.0%
Equity	95.9%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRSVX

Voya Target Retirement 2055 Fund

92913M849-AR

Class R: VRRNX

Voya Target Retirement 2055 Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Target Retirement 2055 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$68	0.64%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Class R6 shares outperformed and Classes A, I and R shares underperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in U.S. small cap equity & long duration bond were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & underweight in international equity were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity were the key detractors.

Total Return Based on $10,000 Investment

	Class R	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2055 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$9,718	$10,660	$9,861	$9,877
2020	$10,235	$11,664	$10,397	$10,297
2021	$14,425	$11,617	$14,747	$14,364
2022	$13,328	$10,662	$13,748	$13,491
2023	$13,218	$10,434	$13,864	$13,592
2024	$16,071	$10,570	$17,130	$16,453
2025	$17,835	$11,147	$19,339	$18,269

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (6/1/2018)
Class R	10.98%	11.75%	8.62%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.59%
MSCI All Country World Index℠	13.65%	13.37%	9.88%
S&P Target Date 2055 Index	11.61%	12.27%	8.99%

Fund Statistics

  Total Net Assets$136,409,005
  # of Portfolio Holdings10
  Portfolio Turnover Rate102%
  Investment Advisory Fees Paid116,097

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	55.7%
Vanguard FTSE Developed Markets ETF	16.4%
Voya Multi-Manager International Equity Fund - Class I	7.9%
iShares Core S&P Mid-Cap ETF	5.5%
Vanguard FTSE Emerging Markets ETF	3.4%
iShares Core S&P Small-Cap ETF	3.0%
Voya Intermediate Bond Fund - Class R6	3.0%
Voya VACS Series EME Fund	3.0%
Vanguard Russell 1000 Growth ETF	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	4.0%
Equity	95.9%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VRRNX

Voya Target Retirement 2055 Fund

92913M187-AR

Class R6: VTRRX

Voya Target Retirement 2055 Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Target Retirement 2055 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$12	0.11%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Class R6 shares outperformed and Classes A, I and R shares underperformed the S&P Target Date 2055 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in U.S. small cap equity & long duration bond were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & underweight in international equity were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity were the key detractors.

Total Return Based on $1,000,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2055 Index
12/21/2015	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2016	$1,026,701	$1,017,800	$1,026,600	$1,042,800
2017	$1,184,570	$1,033,900	$1,206,500	$1,209,000
2018	$1,315,104	$1,030,000	$1,349,400	$1,354,500
2019	$1,297,347	$1,096,000	$1,332,000	$1,339,100
2020	$1,373,587	$1,199,200	$1,404,300	$1,396,100
2021	$1,950,722	$1,194,400	$1,992,000	$1,947,400
2022	$1,814,299	$1,096,200	$1,856,900	$1,829,000
2023	$1,809,749	$1,072,800	$1,872,700	$1,842,700
2024	$2,214,103	$1,086,800	$2,313,800	$2,230,700
2025	$2,472,730	$1,161,735	$2,645,476	$2,489,600

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (12/21/2015)
Class R6	11.68%	12.48%	10.06%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.60%
MSCI All Country World Index℠	13.65%	13.37%	10.85%
S&P Target Date 2055 Index	11.61%	12.27%	10.11%

Fund Statistics

  Total Net Assets$136,409,005
  # of Portfolio Holdings10
  Portfolio Turnover Rate102%
  Investment Advisory Fees Paid116,097

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	55.7%
Vanguard FTSE Developed Markets ETF	16.4%
Voya Multi-Manager International Equity Fund - Class I	7.9%
iShares Core S&P Mid-Cap ETF	5.5%
Vanguard FTSE Emerging Markets ETF	3.4%
iShares Core S&P Small-Cap ETF	3.0%
Voya Intermediate Bond Fund - Class R6	3.0%
Voya VACS Series EME Fund	3.0%
Vanguard Russell 1000 Growth ETF	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	4.0%
Equity	95.9%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VTRRX

Voya Target Retirement 2055 Fund

92913M526-AR

Class A: VTRSX

Voya Target Retirement 2060 Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Target Retirement 2060 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$44	0.42%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Classes I and R6 shares outperformed and Classes A and R shares underpeformed the S&P Target Date 2060 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in U.S. small cap equity & long government bond were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & underweight in short government bond were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity were the key detractors.

Total Return Based on $10,000 Investment

	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2060 Index
12/21/2015	$9,425	$10,000	$10,000	$10,000	$10,000
2016	$9,663	$10,252	$10,178	$10,266	$10,398
2017	$11,115	$11,793	$10,339	$12,065	$12,085
2018	$12,298	$13,048	$10,300	$13,494	$13,562
2019	$12,081	$12,818	$10,960	$13,320	$13,415
2020	$12,759	$13,537	$11,992	$14,043	$14,018
2021	$18,103	$19,207	$11,944	$19,920	$19,543
2022	$16,788	$17,812	$10,962	$18,569	$18,344
2023	$16,688	$17,706	$10,728	$18,727	$18,488
2024	$20,340	$21,580	$10,868	$23,138	$22,388
2025	$22,634	$24,015	$11,617	$26,455	$24,980

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (12/21/2015)
Class A - Including Sales ChargeFootnote Reference*	4.86%	10.84%	9.03%
Class A - Excluding Sales Charge	11.28%	12.15%	9.72%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.60%
MSCI All Country World Index℠	13.65%	13.37%	10.85%
S&P Target Date 2060 Index	11.58%	12.25%	10.18%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$59,014,835
  # of Portfolio Holdings10
  Portfolio Turnover Rate88%
  Investment Advisory Fees Paid50,422

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	55.7%
Vanguard FTSE Developed Markets ETF	16.4%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	5.4%
Vanguard FTSE Emerging Markets ETF	3.4%
iShares Core S&P Small-Cap ETF	3.0%
Voya Intermediate Bond Fund - Class R6	3.0%
Voya VACS Series EME Fund	2.9%
Vanguard Russell 1000 Growth ETF	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	4.0%
Equity	95.8%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VTRSX

Voya Target Retirement 2060 Fund

92913M518-AR

Class I: VRSAX

Voya Target Retirement 2060 Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Target Retirement 2060 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$13	0.12%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Classes I and R6 shares outperformed and Classes A and R shares underpeformed the S&P Target Date 2060 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in U.S. small cap equity & long government bond were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & underweight in short government bond were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity were the key detractors.

Total Return Based on $250,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2060 Index
12/21/2015	$250,000	$250,000	$250,000	$250,000
2016	$256,568	$254,444	$256,638	$259,938
2017	$295,942	$258,465	$301,627	$302,126
2018	$327,895	$257,508	$337,339	$339,045
2019	$323,340	$273,989	$332,988	$335,384
2020	$342,404	$299,799	$351,069	$350,442
2021	$487,906	$298,599	$497,991	$488,587
2022	$454,100	$274,055	$464,228	$458,588
2023	$453,131	$268,190	$468,174	$462,210
2024	$554,250	$271,691	$578,458	$559,695
2025	$619,231	$290,434	$661,369	$624,488

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (12/21/2015)
Class I	11.70%	12.58%	10.08%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.60%
MSCI All Country World Index℠	13.65%	13.37%	10.85%
S&P Target Date 2060 Index	11.58%	12.25%	10.18%

Fund Statistics

  Total Net Assets$59,014,835
  # of Portfolio Holdings10
  Portfolio Turnover Rate88%
  Investment Advisory Fees Paid50,422

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	55.7%
Vanguard FTSE Developed Markets ETF	16.4%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	5.4%
Vanguard FTSE Emerging Markets ETF	3.4%
iShares Core S&P Small-Cap ETF	3.0%
Voya Intermediate Bond Fund - Class R6	3.0%
Voya VACS Series EME Fund	2.9%
Vanguard Russell 1000 Growth ETF	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	4.0%
Equity	95.8%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: VRSAX

Voya Target Retirement 2060 Fund

92913M724-AR

Class R: VRROX

Voya Target Retirement 2060 Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Target Retirement 2060 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$71	0.67%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Classes I and R6 shares outperformed and Classes A and R shares underpeformed the S&P Target Date 2060 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in U.S. small cap equity & long government bond were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & underweight in short government bond were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity were the key detractors.

Total Return Based on $10,000 Investment

	Class R	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2060 Index
6/1/2018	$10,000	$10,000	$10,000	$10,000
2019	$9,723	$10,660	$9,861	$9,882
2020	$10,246	$11,664	$10,397	$10,326
2021	$14,492	$11,617	$14,747	$14,397
2022	$13,406	$10,662	$13,748	$13,513
2023	$13,290	$10,434	$13,864	$13,619
2024	$16,168	$10,570	$17,130	$16,492
2025	$17,939	$11,147	$19,339	$18,304

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (6/1/2018)
Class R	10.96%	11.85%	8.71%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.59%
MSCI All Country World Index℠	13.65%	13.37%	9.88%
S&P Target Date 2060 Index	11.58%	12.25%	9.02%

Fund Statistics

  Total Net Assets$59,014,835
  # of Portfolio Holdings10
  Portfolio Turnover Rate88%
  Investment Advisory Fees Paid50,422

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	55.7%
Vanguard FTSE Developed Markets ETF	16.4%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	5.4%
Vanguard FTSE Emerging Markets ETF	3.4%
iShares Core S&P Small-Cap ETF	3.0%
Voya Intermediate Bond Fund - Class R6	3.0%
Voya VACS Series EME Fund	2.9%
Vanguard Russell 1000 Growth ETF	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	4.0%
Equity	95.8%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VRROX

Voya Target Retirement 2060 Fund

92913M179-AR

Class R6: VTRUX

Voya Target Retirement 2060 Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Target Retirement 2060 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$12	0.11%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Classes I and R6 shares outperformed and Classes A and R shares underpeformed the S&P Target Date 2060 Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in U.S. small cap equity & long government bond were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & underweight in short government bond were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity were the key detractors.

Total Return Based on $1,000,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2060 Index
12/21/2015	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2016	$1,026,281	$1,017,800	$1,026,600	$1,039,800
2017	$1,184,358	$1,033,900	$1,206,500	$1,208,500
2018	$1,313,617	$1,030,000	$1,349,400	$1,356,200
2019	$1,295,749	$1,096,000	$1,332,000	$1,341,500
2020	$1,372,082	$1,199,200	$1,404,300	$1,401,800
2021	$1,954,602	$1,194,400	$1,992,000	$1,954,300
2022	$1,819,297	$1,096,200	$1,856,900	$1,834,400
2023	$1,815,841	$1,072,800	$1,872,700	$1,848,800
2024	$2,223,156	$1,086,800	$2,313,800	$2,238,800
2025	$2,481,372	$1,161,735	$2,645,476	$2,498,000

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (12/21/2015)
Class R6	11.61%	12.58%	10.10%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.60%
MSCI All Country World Index℠	13.65%	13.37%	10.85%
S&P Target Date 2060 Index	11.58%	12.25%	10.18%

Fund Statistics

  Total Net Assets$59,014,835
  # of Portfolio Holdings10
  Portfolio Turnover Rate88%
  Investment Advisory Fees Paid50,422

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	55.7%
Vanguard FTSE Developed Markets ETF	16.4%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	5.4%
Vanguard FTSE Emerging Markets ETF	3.4%
iShares Core S&P Small-Cap ETF	3.0%
Voya Intermediate Bond Fund - Class R6	3.0%
Voya VACS Series EME Fund	2.9%
Vanguard Russell 1000 Growth ETF	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	4.0%
Equity	95.8%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VTRUX

Voya Target Retirement 2060 Fund

92913M492-AR

Class A: VTAUX

Voya Target Retirement 2065 Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Target Retirement 2065 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$39	0.37%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Class R6 shares outperformed, Classes A and R shares underperformed, and Class I shares performed inline to the S&P Target Date 2065+ Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in U.S. small cap equity & long government bond were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & underweight in international equity were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity were the key detractors.

Total Return Based on $10,000 Investment

	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2065+ Index
7/29/2020	$9,425	$10,000	$10,000	$10,000	$10,000
2021	$12,310	$13,061	$9,776	$12,673	$12,922
2022	$11,434	$12,132	$8,972	$11,814	$12,147
2023	$11,384	$12,078	$8,780	$11,914	$12,238
2024	$13,930	$14,780	$8,895	$14,721	$14,867
2025	$15,525	$16,472	$9,380	$17,126	$16,619

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	Since Inception (7/29/2020)
Class A - Including Sales ChargeFootnote Reference*	5.05%	9.52%
Class A - Excluding Sales Charge	11.45%	10.87%
Bloomberg U.S. Aggregate Bond Index	5.46%	-1.32%
MSCI All Country World Index℠	13.65%	11.76%
S&P Target Date 2065+ Index	11.78%	11.07%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$25,747,797
  # of Portfolio Holdings10
  Portfolio Turnover Rate98%
  Investment Advisory Fees Paid19,555

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	55.5%
Vanguard FTSE Developed Markets ETF	16.8%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	5.4%
Vanguard FTSE Emerging Markets ETF	3.4%
iShares Core S&P Small-Cap ETF	3.0%
Voya VACS Series EME Fund	3.0%
Voya Intermediate Bond Fund - Class R6	2.5%
Vanguard Russell 1000 Growth ETF	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.4%
Fixed Income	3.5%
Equity	96.1%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	25.0%
Emerging Markets	6.5%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VTAUX

Voya Target Retirement 2065 Fund

92913M161-AR

Class I: VTIUX

Voya Target Retirement 2065 Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Target Retirement 2065 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$13	0.12%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Class R6 shares outperformed, Classes A and R shares underperformed, and Class I shares performed inline to the S&P Target Date 2065+ Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in U.S. small cap equity & long government bond were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & underweight in international equity were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity were the key detractors.

Total Return Based on $250,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2065+ Index
7/29/2020	$250,000	$250,000	$250,000	$250,000
2021	$327,294	$244,395	$316,821	$323,057
2022	$304,721	$224,306	$295,341	$303,673
2023	$304,122	$219,506	$297,851	$305,951
2024	$372,750	$222,371	$368,014	$371,675
2025	$416,646	$234,510	$428,147	$415,471

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	Since Inception (7/29/2020)
Class I	11.78%	11.13%
Bloomberg U.S. Aggregate Bond Index	5.46%	-1.32%
MSCI All Country World Index℠	13.65%	11.76%
S&P Target Date 2065+ Index	11.78%	11.07%

Fund Statistics

  Total Net Assets$25,747,797
  # of Portfolio Holdings10
  Portfolio Turnover Rate98%
  Investment Advisory Fees Paid19,555

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	55.5%
Vanguard FTSE Developed Markets ETF	16.8%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	5.4%
Vanguard FTSE Emerging Markets ETF	3.4%
iShares Core S&P Small-Cap ETF	3.0%
Voya VACS Series EME Fund	3.0%
Voya Intermediate Bond Fund - Class R6	2.5%
Vanguard Russell 1000 Growth ETF	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.4%
Fixed Income	3.5%
Equity	96.1%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	25.0%
Emerging Markets	6.5%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: VTIUX

Voya Target Retirement 2065 Fund

92913M153-AR

Class R: VTURX

Voya Target Retirement 2065 Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Target Retirement 2065 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$65	0.62%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Class R6 shares outperformed, Classes A and R shares underperformed, and Class I shares performed inline to the S&P Target Date 2065+ Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in U.S. small cap equity & long government bond were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & underweight in international equity were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity were the key detractors.

Total Return Based on $10,000 Investment

	Class R	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2065+ Index
7/29/2020	$10,000	$10,000	$10,000	$10,000
2021	$13,040	$9,776	$12,673	$12,922
2022	$12,075	$8,972	$11,814	$12,147
2023	$11,995	$8,780	$11,914	$12,238
2024	$14,632	$8,895	$14,721	$14,867
2025	$16,267	$9,380	$17,126	$16,619

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	Since Inception (7/29/2020)
Class R	11.18%	10.58%
Bloomberg U.S. Aggregate Bond Index	5.46%	-1.32%
MSCI All Country World Index℠	13.65%	11.76%
S&P Target Date 2065+ Index	11.78%	11.07%

Fund Statistics

  Total Net Assets$25,747,797
  # of Portfolio Holdings10
  Portfolio Turnover Rate98%
  Investment Advisory Fees Paid19,555

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	55.5%
Vanguard FTSE Developed Markets ETF	16.8%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	5.4%
Vanguard FTSE Emerging Markets ETF	3.4%
iShares Core S&P Small-Cap ETF	3.0%
Voya VACS Series EME Fund	3.0%
Voya Intermediate Bond Fund - Class R6	2.5%
Vanguard Russell 1000 Growth ETF	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.4%
Fixed Income	3.5%
Equity	96.1%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	25.0%
Emerging Markets	6.5%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VTURX

Voya Target Retirement 2065 Fund

92913M146-AR

Class R6: VTUFX

Voya Target Retirement 2065 Fund

Annual Shareholder Report

                   May 31, 2025

This annual shareholder report contains important information about Voya Target Retirement 2065 Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$12	0.11%

How did the Fund perform in the past 12 months?

For the year ended May 31, 2025, Class R6 shares outperformed, Classes A and R shares underperformed, and Class I shares performed inline to the S&P Target Date 2065+ Index.

↑ Top contributors to performance: Asset allocation had a positive impact. An underweight in U.S. small cap equity & long government bond were the main contributors. On an individual holdings level, Voya Intermediate Bond Fund was the key contributor.

↓ Top detractors from performance: Underlying fund selection detracted from performance. An overweight to U.S. mid cap & underweight in international equity were the main asset allocation detractors. On an individual holdings level, Voya VACS Series EME & Voya Multi-Manager International Equity were the key detractors.

Total Return Based on $1,000,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index	MSCI All Country World Index℠	S&P Target Date 2065+ Index
7/29/2020	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2021	$1,309,176	$977,600	$1,267,300	$1,292,200
2022	$1,219,035	$897,200	$1,181,400	$1,214,700
2023	$1,217,048	$878,000	$1,191,400	$1,223,800
2024	$1,492,046	$889,500	$1,472,100	$1,486,700
2025	$1,667,970	$938,000	$1,712,586	$1,661,900

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	Since Inception (7/29/2020)
Class R6	11.79%	11.15%
Bloomberg U.S. Aggregate Bond Index	5.46%	-1.32%
MSCI All Country World Index℠	13.65%	11.76%
S&P Target Date 2065+ Index	11.78%	11.07%

Fund Statistics

  Total Net Assets$25,747,797
  # of Portfolio Holdings10
  Portfolio Turnover Rate98%
  Investment Advisory Fees Paid19,555

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity 500 Index Fund	55.5%
Vanguard FTSE Developed Markets ETF	16.8%
Voya Multi-Manager International Equity Fund - Class I	8.0%
iShares Core S&P Mid-Cap ETF	5.4%
Vanguard FTSE Emerging Markets ETF	3.4%
iShares Core S&P Small-Cap ETF	3.0%
Voya VACS Series EME Fund	3.0%
Voya Intermediate Bond Fund - Class R6	2.5%
Vanguard Russell 1000 Growth ETF	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.4%
Fixed Income	3.5%
Equity	96.1%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	25.0%
Emerging Markets	6.5%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended May 31, 2025. For more complete information, you may review the Fund's Prospectus at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. Copies of the Prospectus can be requested by calling us at 1-800-992-0180.

Effective October 1, 2024, the Fund's side letter expense limitation agreement expired. The investment adviser remains contractually obligated under its existing expense limitation agreement to limit expenses to 0.65%, 0.40%, 0.90% and 0.25% for Class A, Class I, Class R, Class R6 shares, respectively, through October 1, 2025.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VTUFX

Voya Target Retirement 2065 Fund

92913M138-AR

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 19(a)(1), Ex-99.CODE ETH.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Colleen D. Baldwin, Martin J. Gavin, and Christopher P. Sullivan are audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Baldwin, Mr. Gavin, and Mr. Sullivan are “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Below are the amount of fees that Ernst & Young LLP (“EY”), the Registrant’s current Independent Registered Public Accounting Firm, billed and paid to the Fund during the Fund’s fiscal year ended May 31, 2025 and May 31, 2024.

(a)	Audit Fees: The aggregate fees billed and paid for each of the last two fiscal years for professional services rendered by EY, the principal accountant for each respective audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years $216,000 for the year ended May 31, 2025 and $201,600 for the year ended May 31, 2024.

(b)	Audit-Related Fees: The aggregate fees billed and paid in each of the last two fiscal years for assurance and related services by EY that are reasonably related to the performance of each respective audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended May 31, 2025 and $0 for the year ended May 31, 2024.

(c)	Tax Fees: The aggregate fees billed and paid in each of the last two fiscal years for professional services rendered by EY for tax compliance, tax advice, and tax planning were $60,510 for the year ended May 31, 2025 and $60,510 for the year ended May 31, 2024. Such services included review of excise distribution calculations (if applicable), preparation of the Registrants’ federal, state, and excise tax returns, tax services related to mergers and routine consulting.

(d)	All Other Fees: The aggregate fees billed and paid in each of the last two fiscal years for products and services provided by EY, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the year ended May 31, 2025 and $0 for the year ended May 31, 2024.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

Appendix A

AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY

I.	Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Directors or Trustees (the “Committee”) of the Voya funds (each a “Fund,” collectively, the “Funds”) set out on Exhibit A to this Audit and Non-Audit Services Pre-Approval Policy (“Policy”) is responsible for the oversight of the work of the Funds’ independent auditors. As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors’ independence from the Funds. The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission (“SEC”) rules promulgated in accordance with the Act, the Funds may establish two different approaches to pre-approving audit and non-audit services. The Committee may approve services without consideration of specific case-by-case services (“general pre-approval”) or it may pre-approve specific services (“specific pre-approval”). The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds’ independent auditors. Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee. Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee’s specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC’s rules on auditor independence and that such services are compatible with maintaining the auditors independence. The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds. Reasons that the auditors are in the best position include the auditors’ familiarity with the Funds’ business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds’ ability to manage and control risk or improve audit quality. Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee’s general pre-approval. For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate. The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval. The Committee will revise the list of services subject to general pre-approval as appropriate. This Policy does not serve as a delegation to Fund management of the Committee’s duty to pre-approve services performed by the Funds’ independent auditors.

1

II.	Audit Services

The annual audit services engagement terms and fees are subject to the Committee’s specific pre-approval. Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide. They include the Funds’ annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds’ financial statements (e.g., information systems and procedural reviews and testing). The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A. The Committee must specifically approve all audit services not listed on Appendix A.

III.	Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds’ financial statements or are traditionally performed by the independent auditors. The Committee believes that the provision of audit-related services will not impair the independent auditors’ independence, and therefore may grant pre-approval to audit-related services. Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-CEN or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B. The Committee must specifically approve all audit-related services not listed on Appendix B.

IV.	Tax Services

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors’ independence. Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds’ independent auditors that do not, in the Committee’s view, impair auditor independence and that are consistent with the SEC’s rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommends a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Committee may consult outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C. The Committee must specifically approve all tax-related services not listed on Appendix C.

V.	Other Services

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund. The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D. The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix E. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC’s prohibitions.

VI.	Pre-approval of Fee levels and Budgeted Amounts

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors. Any proposed services exceeding these levels or amounts require the Committee’s specific pre-approval. The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services. The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund’s audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).

VII.	Procedures

Requests or applications for services to be provided by the independent auditors will be submitted to management. If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee. Any such submission will include a detailed description of the services to be rendered. Notwithstanding this paragraph, the Committee will, on a quarterly basis, receive from the independent auditors a list of services provided for the previous calendar quarter on a cumulative basis by the auditors during the Pre-Approval Period.

VIII.	Delegation

The Committee may delegate pre-approval authority to one or more of the Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting. The Committee will identify any member to whom pre-approval authority is delegated in writing. The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate. The period of delegated authority may be terminated by the Committee or at the option of the member.

IX.	Additional Requirements

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors’ independence from the Funds. This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent with Independence Standards Board No. 1, and discussing with the auditors their methods and procedures for ensuring independence.

Last Approved:    November 14, 2024

Appendix A
Pre-Approved Audit Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fee Range
Statutory audits or financial audits (including tax services associated with audit services)	√	As presented to Audit Committee[1]
Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters.	√	Not to exceed $9,750 per filing
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.	√	Not to exceed $8,000 during the Pre-Approval Period
Seed capital audit and related review and issuance of consent on the N-2 registration statement	√	Not to exceed $14,750 per audit
Audit of summary portfolio of investments	√	Not to exceed $840 per fund

[1]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix B
Pre-Approved Audit-Related Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fund Affiliates	Fee Range
Services related to Fund mergers (Excludes tax services - See Appendix C for tax services associated with Fund mergers)	√	√	Not to exceed $10,000 per merger
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies. [Note: Under SEC rules some consultations may be “audit” services and others may be “audit-related” services.]	√		Not to exceed $5,000 per occurrence during the Pre-Approval Period
Review of the Funds’ semi-annual and quarterly financial statements	√		Not to exceed $2,700 per set of financial statements per fund
Reports to regulatory or government agencies related to the annual engagement	√		Up to $5,000 per occurrence during the Pre-Approval Period
Regulatory compliance assistance	√	√	Not to exceed $5,000 per quarter
Training courses		√	Not to exceed $5,000 per course

Appendix C
Pre-Approved Tax Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fund Affiliates	Fee Range
Preparation of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions (Funds fees)	√		As presented to Audit Committee[2]
Review of IRC Sections 851(b) and 817(h) diversification testing on a real-time basis	√		As presented to Audit Committee[2]
Tax assistance and advice regarding statutory, regulatory or administrative developments	√	√	Not to exceed $5,000 for the Funds or for the Funds’ investment adviser during the Pre-Approval Period

[2]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix C, continued Pre-Approved Tax Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fund Affiliates	Fee Range
Tax and technology training sessions		√	Not to exceed $5,000 per course during the Pre-Approval Period
Tax services associated with Fund mergers	√	√	Not to exceed $4,000 per fund per merger during the Pre-Approval Period
Tax compliance services related to return preparation for the Funds (Adviser Fees)		√	As presented to Audit Committee[3]
Other tax-related assistance and consultation, including, without limitation, assistance in evaluating derivative financial instruments and international tax issues, qualification and distribution issues, year-end reporting for 1099’s, tax compliance services in foreign jurisdictions and similar routine tax consultations as requested.	√		Not to exceed $300,000 during the Pre-Approval Period
EU Reclaims IRS Closing Agreement Filings	√		$20,000 per Fund first closing agreement, $5,000 for subsequent closing agreements for same Fund

[3]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Service
German Tax Treaty Reclaims	√	Not to exceed $2,500 per fund during the Pre-Approval Period

Appendix D
Pre-Approved Other Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fund Affiliates	Fee Range
Agreed-upon procedures for Class B share 12b-1 programs		√	Not to exceed $60,000 during the Pre-Approval Period

Security counts performed pursuant to Rule 17f-2 of the 1940 Act (i.e., counts for Funds holding securities with affiliated sub-custodians)

Cost to be borne 50% by the Funds and 50% by Voya Investments, LLC.

	√	√	Not to exceed $5,700 per Fund during the Pre-Approval Period
Agreed upon procedures for 15 (c) FACT Books	√		Not to exceed $50,000 during the Pre-Approval Period

Appendix E

Prohibited Non-Audit Services
Dated:     January 1, 2025 to December 31, 2025

●	Bookkeeping or other services related to the accounting records or financial statements of the Funds

●	Financial information systems design and implementation

●	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

●	Actuarial services

●	Internal audit outsourcing services

●	Management functions

●	Human resources

●	Broker-dealer, investment adviser, or investment banking services

●	Legal services

●	Expert services unrelated to the audit

●	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

EXHIBIT A

VOYA ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

VOYA CREDIT INCOME FUND

VOYA EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

VOYA ENHANCED SECURITIZED INCOME FUND

VOYA EQUITY TRUST

VOYA FUNDS TRUST

VOYA GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

VOYA GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

VOYA INFRASTRUCTURE, INDUSTRIALS, AND MATERIALS FUND

VOYA INTERMEDIATE BOND PORTFOLIO

VOYA INVESTORS TRUST

VOYA GOVERNMENT MONEY MARKET PORTFOLIO

VOYA MUTUAL FUNDS

VOYA PARTNERS, INC.

VOYA SEPARATE PORTFOLIOS TRUST

VOYA VARIABLE FUNDS

VOYA VARIABLE INSURANCE TRUST

VOYA VARIABLE PORTFOLIOS INC,

VOYA VARIABLE PRODUCTS TRUST

(e)(2)	Percentage of services referred to in 4(b) – (4)(d) that were approved by the audit committee

There were no services, or 0%, provided to the registrant by EY that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of EY if greater than 50%

Not applicable.

(g)	Non-Audit Fees: The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed and paid to the Registrant by the independent registered public accounting firm for the Registrant’s fiscal years ended May 31, 2025 and May 31, 2024; and (ii) the aggregate non-audit fees billed to the investment adviser, or any of its affiliates that provide ongoing services to the registrant, by the independent registered public accounting firm for the same time periods.

Registrant/Investment Adviser	2025	2024
Voya Separate Portfolios Trust	$60,510	$60,510
Voya Investments, LLC (1)	$16,318,367	$19,440,327

(1) The Registrant’s investment adviser and any of its affiliates, which are subsidiaries of Voya Financial, Inc.

(h)	Principal Accountants Independence: The Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining EY’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Annual Financial Statements and Other Information

May 31, 2025

Classes A, I, R and R6

■	Voya Target In-Retirement Fund	■	Voya Target Retirement 2045 Fund
■	Voya Target Retirement 2025 Fund	■	Voya Target Retirement 2050 Fund
■	Voya Target Retirement 2030 Fund	■	Voya Target Retirement 2055 Fund
■	Voya Target Retirement 2035 Fund	■	Voya Target Retirement 2060 Fund
■	Voya Target Retirement 2040 Fund	■	Voya Target Retirement 2065 Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya Target In-Retirement Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, Voya Target Retirement 2060 Fund, and Voya Target Retirement 2065 Fund and the Board of Trustees of Voya Separate Portfolios Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya Target In-Retirement Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, Voya Target Retirement 2060 Fund, and Voya Target Retirement 2065 Fund (collectively referred to as the “Funds”) (ten of the funds constituting Voya Separate Portfolios Trust (the “Trust”)), including the portfolios of investments, as of May 31, 2025, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (ten of the funds constituting Voya Separate Portfolios Trust) at May 31, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the Voya Separate Portfolios Trust	Statement of operations	Statements of changes in net assets	Financial highlights

Voya Target In-Retirement Fund	For the year ended May 31, 2025	For each of the two years in the period ended May 31, 2025	For each of the five years in the period ended May 31, 2025
Voya Target Retirement 2025 Fund
Voya Target Retirement 2030 Fund
Voya Target Retirement 2035 Fund
Voya Target Retirement 2040 Fund
Voya Target Retirement 2045 Fund
Voya Target Retirement 2050 Fund
Voya Target Retirement 2055 Fund
Voya Target Retirement 2060 Fund

Voya Target Retirement 2065 Fund	For the year ended May 31, 2025	For each of the two years in the period ended May 31, 2025	For each of the four years in the period ended May 31, 2025 and the period from July 29, 2020 (commencement of operations) through May 31, 2021

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

July 23, 2025

Statements Of Assets And Liabilities AS OF MAY 31, 2025

	Voya Target	Voya Target	Voya Target	Voya Target
	In-Retirement	Retirement 2025	Retirement 2030	Retirement 2035
	Fund	Fund	Fund	Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$37,996,447	$53,646,133	$44,924,179	$52,925,101
Investments in unaffiliated underlying funds at fair value**	66,364,723	98,621,438	124,782,654	173,196,308
Cash	49,781	85,133	220,246	229,457
Receivables:
Investments in affiliated underlying funds sold	7,960	–	–	–
Investments in unaffiliated underlying funds sold	12,634	–	–	–
Fund shares sold	24,221	139,318	111,471	169,035
Interest	127	188	243	238
Reimbursement due from Investment Adviser	16,088	23,072	17,472	20,410
Other assets	802	1,006	1,121	1,223
Total assets	104,472,783	152,516,288	170,057,386	226,541,772
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	–	78,960	17,472	72,788
Payable for investments in unaffiliated underlying funds purchased	–	895	150,919	5,094
Payable for fund shares redeemed	38,173	115	75,745	7,133
Payable for unified fees	15,975	22,980	25,384	33,948
Payable for distribution and shareholder service fees	12,965	17,207	12,807	21,524
Payable to trustees under the deferred compensation plan (Note 6)	802	1,006	1,121	1,223
Other accrued expenses and liabilities	5,172	2,861	1,482	5,157
Total liabilities	73,087	124,024	284,930	146,867
NET ASSETS	$104,399,696	$152,392,264	$169,772,456	$226,394,905
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$105,482,665	$147,731,527	$158,682,147	$209,232,436
Total distributable earnings (loss)	(1,082,969)	4,660,737	11,090,309	17,162,469
NET ASSETS	$104,399,696	$152,392,264	$169,772,456	$226,394,905

* Cost of investments in affiliated underlying funds	$38,342,836	$53,981,426	$44,550,002	$52,478,789
** Cost of investments in unaffiliated underlying funds	$65,941,348	$97,343,592	$121,851,055	$169,518,476

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF MAY 31, 2025 (CONTINUED)

	Voya Target	Voya Target	Voya Target	Voya Target
	In-Retirement	Retirement 2025	Retirement 2030	Retirement 2035
	Fund	Fund	Fund	Fund
Class A
Net assets	$58,268,094	$73,464,851	$51,029,466	$89,763,183
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,369,012	5,767,390	3,739,970	6,431,080
Net asset value and redemption price per share†	$10.85	$12.74	$13.64	$13.96
Maximum offering price per share (5.75%)(1)	$11.51	$13.52	$14.47	$14.81
Class I
Net assets	$5,348,956	$5,404,725	$13,126,732	$14,473,934
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	491,476	420,662	954,466	1,025,736
Net asset value and redemption price per share	$10.88	$12.85	$13.75	$14.11
Class R
Net assets	$1,117,578	$4,298,929	$5,508,232	$6,743,403
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	104,013	339,808	408,438	487,168
Net asset value and redemption price per share	$10.74	$12.65	$13.49	$13.84
Class R6
Net assets	$39,665,068	$69,223,759	$100,108,026	$115,414,385
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,646,240	5,396,227	7,278,113	8,200,316
Net asset value and redemption price per share	$10.88	$12.83	$13.75	$14.07

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF MAY 31, 2025

	Voya Target	Voya Target	Voya Target	Voya Target
	Retirement 2040	Retirement 2045	Retirement 2050	Retirement 2055
	Fund	Fund	Fund	Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$26,232,660	$32,263,314	$15,038,388	$18,976,665
Investments in unaffiliated underlying funds at fair value**	96,161,108	164,325,026	85,693,187	117,252,162
Cash	146,435	274,125	133,642	143,668
Cash collateral for futures contracts	34,495	55,715	28,546	38,314
Receivables:
Fund shares sold	243,088	151,348	153,612	176,457
Interest	115	159	90	106
Variation margin on futures contracts	1,756	2,867	1,477	1,964
Reimbursement due from Investment Adviser	13,487	14,946	6,800	1,716
Other assets	861	1,008	671	632
Total assets	122,834,005	197,088,508	101,056,413	136,591,684
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	93,153	33,169	51,046	47,762
Payable for investments in unaffiliated underlying funds purchased	58,902	142,974	53,303	65,950
Payable for fund shares redeemed	4,166	53,755	1,212	31,706
Payable for unified fees	18,304	29,430	15,039	20,342
Payable for distribution and shareholder service fees	5,470	16,513	3,810	11,929
Payable to trustees under the deferred compensation plan (Note 6)	861	1,008	671	632
Other accrued expenses and liabilities	4,697	5,528	1,806	4,358
Total liabilities	185,553	282,377	126,887	182,679
NET ASSETS	$122,648,452	$196,806,131	$100,929,526	$136,409,005
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$107,291,924	$177,245,262	$85,785,571	$122,108,559
Total distributable earnings	15,356,528	19,560,869	15,143,955	14,300,446
NET ASSETS	$122,648,452	$196,806,131	$100,929,526	$136,409,005

* Cost of investments in affiliated underlying funds	$25,052,613	$31,560,761	$14,142,175	$18,421,960
** Cost of investments in unaffiliated underlying funds	$92,344,124	$159,764,288	$81,640,177	$113,663,289

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF MAY 31, 2025 (CONTINUED)

	Voya Target	Voya Target	Voya Target	Voya Target
	Retirement 2040	Retirement 2045	Retirement 2050	Retirement 2055
	Fund	Fund	Fund	Fund
Class A
Net assets	$11,841,260	$70,443,672	$8,084,416	$49,537,727
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	776,325	4,628,176	520,756	3,307,195
Net asset value and redemption price per share†	$15.25	$15.22	$15.52	$14.98
Maximum offering price per share (5.75%)(1)	$16.18	$16.15	$16.47	$15.89
Class I
Net assets	$12,529,526	$12,843,766	$10,352,763	$11,919,594
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	816,105	836,371	662,797	788,145
Net asset value and redemption price per share	$15.35	$15.36	$15.62	$15.12
Class R
Net assets	$7,300,750	$4,259,948	$5,057,816	$3,910,936
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	485,139	282,678	329,763	265,336
Net asset value and redemption price per share	$15.05	$15.07	$15.34	$14.74
Class R6
Net assets	$90,976,916	$109,258,745	$77,434,531	$71,040,748
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,926,183	7,112,413	4,957,277	4,699,429
Net asset value and redemption price per share	$15.35	$15.36	$15.62	$15.12

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF MAY 31, 2025

	Voya Target	Voya Target
	Retirement 2060	Retirement 2065
	Fund	Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$8,216,630	$3,480,986
Investments in unaffiliated underlying funds at fair value**	50,662,569	22,169,877
Cash	126,904	69,755
Cash collateral for futures contracts	16,028	7,325
Receivables:
Fund shares sold	144,512	86,413
Interest	71	37
Variation margin on futures contracts	817	366
Reimbursement due from Investment Adviser	3,954	1,920
Other assets	344	95
Total assets	59,171,829	25,816,774
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	43,815	28,501
Payable for investments in unaffiliated underlying funds purchased	85,333	35,025
Payable for fund shares redeemed	11,726	40
Payable for unified fees	8,754	3,793
Payable for distribution and shareholder service fees	2,357	1,241
Payable to trustees under the deferred compensation plan (Note 6)	344	95
Other accrued expenses and liabilities	4,665	282
Total liabilities	156,994	68,977
NET ASSETS	$59,014,835	$25,747,797
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$50,246,610	$22,750,766
Total distributable earnings	8,768,225	2,997,031
NET ASSETS	$59,014,835	$25,747,797

* Cost of investments in affiliated underlying funds	$7,716,964	$3,314,340
** Cost of investments in unaffiliated underlying funds	$48,493,361	$21,385,457

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF MAY 31, 2025 (CONTINUED)

	Voya Target	Voya Target
	Retirement 2060	Retirement 2065
	Fund	Fund
Class A
Net assets	$5,699,926	$5,407,514
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	402,692	434,716
Net asset value and redemption price per share†	$14.15	$12.44
Maximum offering price per share (5.75%)(1)	$15.01	$13.20
Class I
Net assets	$2,654,937	$581,319
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	186,769	46,590
Net asset value and redemption price per share	$14.22	$12.48
Class R
Net assets	$2,832,581	$326,265
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	202,559	26,418
Net asset value and redemption price per share	$13.98	$12.35
Class R6
Net assets	$47,827,391	$19,432,699
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	3,359,944	1,557,652
Net asset value and redemption price per share	$14.23	$12.48

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED MAY 31, 2025

	Voya Target	Voya Target	Voya Target	Voya Target
	In-Retirement	Retirement 2025	Retirement 2030	Retirement 2035
	Fund	Fund	Fund	Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$1,471,423	$1,897,543	$1,661,087	$1,888,959
Dividends from unaffiliated underlying funds	1,736,954	2,474,346	2,717,485	3,485,145
Interest	4,540	6,529	7,478	9,710
Other	491	724	857	1,090
Total investment income	3,213,408	4,379,142	4,386,907	5,384,904
EXPENSES:
Unified fees	158,662	231,181	266,667	345,282
Distribution and shareholder service fees:
Class A	100,435	121,658	83,219	153,054
Class R	6,388	22,327	27,185	30,719
Transfer agent fees:
Class A	8,386	3,687	8,029	9,250
Class I	1,312	1,489	3,808	2,877
Class R	305	649	1,288	1,051
Trustee fees and expenses	7,752	10,813	15,481	18,312
Total expenses	283,240	391,804	405,677	560,545
Waived and reimbursed fees	(99,084)	(139,972)	(147,933)	(189,909)
Net expenses	184,156	251,832	257,744	370,636
Net investment income	3,029,252	4,127,310	4,129,163	5,014,268
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	231,944	482,281	886,969	1,333,367
Sale of unaffiliated underlying funds	3,429,494	8,159,161	14,098,539	18,605,618
Capital gain distributions from affiliated underlying funds	4,458	6,337	6,680	18,315
Capital gain distributions from unaffiliated underlying funds	54,361	98,594	140,265	230,022
Futures	(58,951)	(83,385)	(94,485)	(116,794)
Net realized gain	3,661,306	8,662,988	15,037,968	20,070,528
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(392,100)	(368,471)	125,985	(8,520)
Unaffiliated underlying funds	(1,517,245)	(4,111,561)	(7,886,290)	(9,707,753)
Net change in unrealized appreciation (depreciation)	(1,909,345)	(4,480,032)	(7,760,305)	(9,716,273)
Net realized and unrealized gain	1,751,961	4,182,956	7,277,663	10,354,255
Increase in net assets resulting from operations	$4,781,213	$8,310,266	$11,406,826	$15,368,523

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED MAY 31, 2025

	Voya Target	Voya Target	Voya Target	Voya Target
	Retirement 2040	Retirement 2045	Retirement 2050	Retirement 2055
	Fund	Fund	Fund	Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$931,125	$1,008,923	$510,304	$603,960
Dividends from unaffiliated underlying funds	1,942,437	3,069,242	1,520,952	1,967,594
Interest	5,786	8,054	3,911	5,126
Other	674	944	547	642
Total investment income	2,880,022	4,087,163	2,035,714	2,577,322
EXPENSES:
Unified fees	206,009	299,579	167,523	204,623
Distribution and shareholder service fees:
Class A	22,779	117,055	16,688	81,968
Class R	34,418	19,971	25,983	17,718
Transfer agent fees:
Class A	2,155	5,075	2,287	7,870
Class I	2,424	3,363	4,870	3,278
Class R	1,860	556	1,837	1,119
Trustee fees and expenses	12,753	15,907	10,388	11,066
Interest expense	—	—	91	87
Total expenses	282,398	461,506	229,667	327,729
Waived and reimbursed fees	(99,915)	(142,157)	(73,379)	(88,526)
Net expenses	182,483	319,349	156,288	239,203
Net investment income	2,697,539	3,767,814	1,879,426	2,338,119
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	486,829	1,093,648	428,542	782,911
Sale of unaffiliated underlying funds	16,108,035	20,158,465	14,661,767	13,842,771
Capital gain distributions from affiliated underlying funds	14,877	24,104	12,085	16,407
Capital gain distributions from unaffiliated underlying funds	138,965	249,437	130,744	180,571
Futures	(20,364)	(25,903)	(14,957)	(14,622)
Net realized gain	16,728,342	21,499,751	15,218,181	14,808,038
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	711,592	180,355	512,306	181,768
Unaffiliated underlying funds	(8,901,261)	(10,486,572)	(7,827,781)	(6,689,739)
Futures	9,480	15,397	7,803	10,592
Net change in unrealized appreciation (depreciation)	(8,180,189)	(10,290,820)	(7,307,672)	(6,497,379)
Net realized and unrealized gain	8,548,153	11,208,931	7,910,509	8,310,659
Increase in net assets resulting from operations	$11,245,692	$14,976,745	$9,789,935	$10,648,778

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED MAY 31, 2025

	Voya Target	Voya Target
	Retirement 2060	Retirement 2065
	Fund	Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$265,886	$99,924
Dividends from unaffiliated underlying funds	864,406	342,900
Interest	2,339	365
Other	307	114
Total investment income	1,132,938	443,303
EXPENSES:
Unified fees	95,015	36,128
Distribution and shareholder service fees:
Class A	12,333	9,000
Class R	12,998	907
Transfer agent fees:
Class A	3,947	367
Class I	730	49
Class R	2,088	20
Trustee fees and expenses	6,200	2,126
Total expenses	133,311	48,597
Waived and reimbursed fees	(44,593)	(16,573)
Net expenses	88,718	32,024
Net investment income	1,044,220	411,279
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	274,426	134,933
Sale of unaffiliated underlying funds	7,772,845	2,559,523
Capital gain distributions from affiliated underlying funds	6,912	2,909
Capital gain distributions from unaffiliated underlying funds	75,757	30,309
Futures	(9,921)	(3,691)
Net realized gain	8,120,019	2,723,983
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	283,511	74,284
Unaffiliated underlying funds	(3,864,317)	(1,120,363)
Futures	4,393	1,889
Net change in unrealized appreciation (depreciation)	(3,576,413)	(1,044,190)
Net realized and unrealized gain	4,543,606	1,679,793
Increase in net assets resulting from operations	$5,587,826	$2,091,072

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target		Voya Target
	In-Retirement Fund		Retirement 2025 Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,
	2025	2024	2025	2024
FROM OPERATIONS:
Net investment income	$3,029,252	$1,767,602	$4,127,310	$2,554,983
Net realized gain	3,661,306	666,460	8,662,988	2,079,906
Net change in unrealized appreciation (depreciation)	(1,909,345)	2,346,015	(4,480,032)	6,050,101
Increase in net assets resulting from operations	4,781,213	4,780,077	8,310,266	10,684,990

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(1,288,210)	(81,300)	(1,486,477)	(188,631)
Class I	(122,262)	(187,219)	(143,532)	(181,399)
Class R	(25,707)	(29,920)	(79,658)	(107,871)
Class R6	(982,918)	(1,363,411)	(1,605,359)	(1,915,107)
Total distributions	(2,419,097)	(1,661,850)	(3,315,026)	(2,393,008)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	73,193,399	17,874,244	93,215,806	30,454,688
Reinvestment of distributions	2,419,097	1,661,850	3,315,026	2,393,008
	75,612,496	19,536,094	96,530,832	32,847,696
Cost of shares redeemed	(22,473,691)	(24,025,595)	(31,061,908)	(38,950,134)
Net increase (decrease) in net assets resulting from capital share transactions	53,138,805	(4,489,501)	65,468,924	(6,102,438)
Net increase (decrease) in net assets	55,500,921	(1,371,274)	70,464,164	2,189,544

NET ASSETS:
Beginning of year or period	48,898,775	50,270,049	81,928,100	79,738,556
End of year or period	$104,399,696	$48,898,775	$152,392,264	$81,928,100

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target		Voya Target
	Retirement 2030 Fund		Retirement 2035 Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,
	2025	2024	2025	2024
FROM OPERATIONS:
Net investment income	$4,129,163	$3,133,565	$5,014,268	$3,173,290
Net realized gain	15,037,968	2,021,440	20,070,528	2,454,952
Net change in unrealized appreciation (depreciation)	(7,760,305)	11,184,593	(9,716,273)	14,551,924
Increase in net assets resulting from operations	11,406,826	16,339,598	15,368,523	20,180,166

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(668,008)	(240,507)	(1,701,015)	(215,980)
Class I	(244,336)	(289,362)	(302,594)	(293,559)
Class R	(63,366)	(126,864)	(98,102)	(95,995)
Class R6	(1,718,504)	(2,260,165)	(2,357,464)	(2,312,698)
Total distributions	(2,694,214)	(2,916,898)	(4,459,175)	(2,918,232)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	75,868,693	39,778,971	122,928,599	52,169,859
Reinvestment of distributions	2,694,214	2,916,898	4,459,175	2,918,232
	78,562,907	42,695,869	127,387,774	55,088,091
Cost of shares redeemed	(36,775,133)	(37,662,319)	(45,604,348)	(37,273,693)
Net increase in net assets resulting from capital share transactions	41,787,774	5,033,550	81,783,426	17,814,398
Net increase in net assets	50,500,386	18,456,250	92,692,774	35,076,332

NET ASSETS:
Beginning of year or period	119,272,070	100,815,820	133,702,131	98,625,799
End of year or period	$169,772,456	$119,272,070	$226,394,905	$133,702,131

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target		Voya Target
	Retirement 2040 Fund		Retirement 2045 Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,
	2025	2024	2025	2024
FROM OPERATIONS:
Net investment income	$2,697,539	$2,213,647	$3,767,814	$2,331,088
Net realized gain	16,728,342	1,555,428	21,499,751	2,214,056
Net change in unrealized appreciation (depreciation)	(8,180,189)	13,542,789	(10,290,820)	15,779,569
Increase in net assets resulting from operations	11,245,692	17,311,864	14,976,745	20,324,713

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(184,372)	(131,043)	(1,881,170)	(116,031)
Class I	(265,707)	(222,666)	(373,682)	(228,547)
Class R	(121,805)	(108,804)	(103,014)	(60,010)
Class R6	(1,966,497)	(1,603,592)	(3,131,833)	(1,799,341)
Total distributions	(2,538,381)	(2,066,105)	(5,489,699)	(2,203,929)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	31,847,796	39,711,845	98,454,547	44,136,157
Reinvestment of distributions	2,538,381	2,066,105	5,489,699	2,203,929
	34,386,177	41,777,950	103,944,246	46,340,086
Cost of shares redeemed	(25,677,221)	(30,612,355)	(32,183,296)	(29,895,963)
Net increase in net assets resulting from capital share transactions	8,708,956	11,165,595	71,760,950	16,444,123
Net increase in net assets	17,416,267	26,411,354	81,247,996	34,564,907

NET ASSETS:
Beginning of year or period	105,232,185	78,820,831	115,558,135	80,993,228
End of year or period	$122,648,452	$105,232,185	$196,806,131	$115,558,135

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target		Voya Target
	Retirement 2050 Fund		Retirement 2055 Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,
	2025	2024	2025	2024
FROM OPERATIONS:
Net investment income	$1,879,426	$1,520,779	$2,338,119	$1,317,215
Net realized gain	15,218,181	1,157,691	14,808,038	1,777,990
Net change in unrealized appreciation (depreciation)	(7,307,672)	12,149,424	(6,497,379)	10,212,589
Increase in net assets resulting from operations	9,789,935	14,827,894	10,648,778	13,307,794

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(120,202)	(67,797)	(1,401,802)	(86,016)
Class I	(192,863)	(157,913)	(364,126)	(182,933)
Class R	(73,052)	(79,994)	(98,185)	(40,164)
Class R6	(1,410,036)	(1,149,815)	(2,180,631)	(968,167)
Total distributions	(1,796,153)	(1,455,519)	(4,044,744)	(1,277,280)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	26,203,244	31,190,031	68,568,829	32,430,715
Reinvestment of distributions	1,796,153	1,455,519	4,044,744	1,273,366
	27,999,397	32,645,550	72,613,573	33,704,081
Cost of shares redeemed	(19,586,907)	(20,302,323)	(18,978,094)	(17,338,920)
Net increase in net assets resulting from capital share transactions	8,412,490	12,343,227	53,635,479	16,365,161
Net increase in net assets	16,406,272	25,715,602	60,239,513	28,395,675

NET ASSETS:
Beginning of year or period	84,523,254	58,807,652	76,169,492	47,773,817
End of year or period	$100,929,526	$84,523,254	$136,409,005	$76,169,492

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target		Voya Target
	Retirement 2060 Fund		Retirement 2065 Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,
	2025	2024	2025	2024
FROM OPERATIONS:
Net investment income	$1,044,220	$740,315	$411,279	$227,418
Net realized gain	8,120,019	951,956	2,723,983	126,159
Net change in unrealized appreciation (depreciation)	(3,576,413)	5,799,614	(1,044,190)	2,021,229
Increase in net assets resulting from operations	5,587,826	7,491,885	2,091,072	2,374,806

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(74,618)	(65,559)	(124,880)	(25,614)
Class I	(49,710)	(31,533)	(12,747)	(2,832)
Class R	(35,568)	(30,834)	(4,577)	(948)
Class R6	(826,072)	(577,965)	(532,521)	(189,022)
Total distributions	(985,968)	(705,891)	(674,725)	(218,416)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	19,111,200	19,075,502	12,774,829	5,257,900
Reinvestment of distributions	985,968	705,868	674,725	218,389
	20,097,168	19,781,370	13,449,554	5,476,289
Cost of shares redeemed	(10,798,689)	(10,164,564)	(3,804,851)	(1,887,674)
Net increase in net assets resulting from capital share transactions	9,298,479	9,616,806	9,644,703	3,588,615
Net increase in net assets	13,900,337	16,402,800	11,061,050	5,745,005

NET ASSETS:
Beginning of year or period	45,114,498	28,711,698	14,686,747	8,941,742
End of year or period	$59,014,835	$45,114,498	$25,747,797	$14,686,747

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Target In-Retirement Fund
Class A
05-31-25	10.31	0.35•	0.42	0.77	0.23	—	—	0.23	—	10.85	7.56	0.46	0.35	0.35	3.29	58,268	104
05-31-24	9.67	0.29•	0.59	0.88	0.24	—	—	0.24	—	10.31	9.16	0.56	0.42	0.42	2.95	3,478	67
05-31-23	10.16	0.22•	(0.42)	(0.20)	0.18	0.11	—	0.29	—	9.67	(1.88)	0.59	0.50	0.50	2.30	9,946	126
05-31-22	12.04	0.20•	(0.97)	(0.77)	0.20	0.91	—	1.11	—	10.16	(7.35)	0.55	0.55	0.55	1.72	8,933	60
05-31-21	10.87	0.20•	1.36	1.56	0.28	0.11	—	0.39	—	12.04	14.43	0.71	0.71	0.71	1.71	9,712	86
Class I
05-31-25	10.32	0.38•	0.43	0.81	0.25	—	—	0.25	—	10.88	7.92	0.22	0.09	0.09	3.56	5,349	104
05-31-24	9.72	0.34•	0.57	0.91	0.31	—	—	0.31	—	10.32	9.46	0.25	0.07	0.07	3.41	3,714	67
05-31-23	10.22	0.26•	(0.43)	(0.17)	0.22	0.11	—	0.33	—	9.72	(1.56)	0.20	0.16	0.16	2.67	1,525	126
05-31-22	12.09	0.24•	(0.96)	(0.72)	0.24	0.91	—	1.15	—	10.22	(6.94)	0.20	0.20	0.20	2.07	1,666	60
05-31-21	10.92	0.24•	1.35	1.59	0.31	0.11	—	0.42	—	12.09	14.70	0.40	0.40	0.40	2.06	1,312	86
Class R
05-31-25	10.20	0.32•	0.41	0.73	0.19	—	—	0.19	—	10.74	7.26	0.71	0.60	0.60	3.05	1,118	104
05-31-24	9.64	0.29•	0.57	0.86	0.30	—	—	0.30	—	10.20	9.01	0.81	0.67	0.67	2.84	1,189	67
05-31-23	10.12	0.20•	(0.43)	(0.23)	0.14	0.11	—	0.25	—	9.64	(2.25)	0.84	0.75	0.75	2.04	27	126
05-31-22	12.01	0.18•	(0.98)	(0.80)	0.18	0.91	—	1.09	—	10.12	(7.62)	0.80	0.80	0.80	1.57	16	60
05-31-21	10.86	0.17•	1.35	1.52	0.26	0.11	—	0.37	—	12.01	14.08	0.96	0.96	0.96	1.49	60	86
Class R6
05-31-25	10.32	0.38•	0.43	0.81	0.25	—	—	0.25	—	10.88	7.96	0.19	0.08	0.08	3.57	39,665	104
05-31-24	9.72	0.34•	0.58	0.92	0.32	—	—	0.32	—	10.32	9.50	0.19	0.06	0.06	3.36	40,518	67
05-31-23	10.22	0.26•	(0.43)	(0.17)	0.22	0.11	—	0.33	—	9.72	(1.55)	0.19	0.15	0.15	2.66	38,771	126
05-31-22	12.09	0.24•	(0.96)	(0.72)	0.24	0.91	—	1.15	—	10.22	(6.93)	0.19	0.19	0.19	2.06	33,856	60
05-31-21	10.92	0.24•	1.35	1.59	0.31	0.11	—	0.42	—	12.09	14.72	0.38	0.38	0.38	2.08	23,194	86
Voya Target Retirement 2025 Fund
Class A
05-31-25	12.00	0.39•	0.62	1.01	0.27	—	—	0.27	—	12.74	8.46	0.45	0.34	0.34	3.07	73,465	95
05-31-24	10.87	0.30•	1.10	1.40	0.27	—	—	0.27	—	12.00	12.94	0.47	0.36	0.36	2.65	7,382	59
05-31-23	11.54	0.23•	(0.45)	(0.22)	0.19	0.26	—	0.45	—	10.87	(1.72)	0.48	0.44	0.44	2.16	16,224	116
05-31-22	14.20	0.23•	(1.07)	(0.84)	0.26	1.56	—	1.82	—	11.54	(7.42)	0.48	0.48	0.48	1.70	12,510	63
05-31-21	11.94	0.20•	2.71	2.91	0.31	0.34	—	0.65	—	14.20	24.65	0.67	0.67	0.67	1.53	12,443	97
Class I
05-31-25	12.09	0.42•	0.62	1.04	0.28	—	—	0.28	—	12.85	8.68	0.21	0.10	0.10	3.31	5,405	95
05-31-24	10.96	0.33•	1.11	1.44	0.31	—	—	0.31	—	12.09	13.22	0.28	0.16	0.16	2.92	5,435	59
05-31-23	11.64	0.27•	(0.47)	(0.20)	0.22	0.26	—	0.48	—	10.96	(1.51)	0.31	0.23	0.23	2.45	482	116
05-31-22	14.28	0.19•	(1.02)	(0.83)	0.25	1.56	—	1.81	—	11.64	(7.29)	0.28	0.37	0.37	1.32	73	63
05-31-21	12.00	0.23•	2.72	2.95	0.33	0.34	—	0.67	—	14.28	24.91	0.67	0.45	0.45	1.74	61	97
Class R
05-31-25	11.91	0.35•	0.61	0.96	0.22	—	—	0.22	—	12.65	8.14	0.70	0.59	0.59	2.82	4,299	95
05-31-24	10.84	0.34•	1.03	1.37	0.30	—	—	0.30	—	11.91	12.71	0.72	0.61	0.61	2.92	4,302	59
05-31-23	11.51	0.21•	(0.46)	(0.25)	0.16	0.26	—	0.42	—	10.84	(2.01)	0.73	0.69	0.69	1.95	456	116
05-31-22	14.14	0.19•	(1.05)	(0.86)	0.21	1.56	—	1.77	—	11.51	(7.57)	0.73	0.73	0.73	1.42	482	63
05-31-21	11.90	0.17•	2.69	2.86	0.28	0.34	—	0.62	—	14.14	24.27	0.92	0.92	0.92	1.29	697	97
Class R6
05-31-25	12.07	0.42•	0.63	1.05	0.29	—	—	0.29	—	12.83	8.76	0.19	0.08	0.08	3.33	69,224	95
05-31-24	10.95	0.34•	1.10	1.44	0.32	—	—	0.32	—	12.07	13.22	0.18	0.07	0.07	3.01	64,808	59
05-31-23	11.62	0.27•	(0.46)	(0.19)	0.22	0.26	—	0.48	—	10.95	(1.41)	0.18	0.15	0.15	2.44	62,576	116
05-31-22	14.28	0.26•	(1.06)	(0.80)	0.30	1.56	—	1.86	—	11.62	(7.12)	0.19	0.19	0.19	1.94	51,976	63
05-31-21	12.00	0.24•	2.72	2.96	0.34	0.34	—	0.68	—	14.28	24.99	0.38	0.38	0.38	1.81	33,017	97

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Target Retirement 2030 Fund
Class A
05-31-25	12.72	0.35•	0.78	1.13	0.21	—	—	0.21	—	13.64	8.93	0.46	0.36	0.36	2.60	51,029	80
05-31-24	11.28	0.28•	1.42	1.70	0.26	—	—	0.26	—	12.72	15.18	0.49	0.37	0.37	2.34	11,146	52
05-31-23	12.05	0.22•	(0.45)	(0.23)	0.19	0.35	—	0.54	—	11.28	(1.60)	0.48	0.45	0.45	1.95	20,627	119
05-31-22	14.79	0.23•	(1.07)	(0.84)	0.31	1.59	—	1.90	—	12.05	(7.23)	0.48	0.48	0.48	1.68	13,656	58
05-31-21	11.91	0.18•	3.28	3.46	0.27	0.31	—	0.58	—	14.79	29.41	0.68	0.68	0.68	1.32	12,455	98
Class I
05-31-25	12.81	0.38•	0.79	1.17	0.23	—	—	0.23	—	13.75	9.18	0.22	0.12	0.12	2.84	13,127	80
05-31-24	11.37	0.32•	1.42	1.74	0.30	—	—	0.30	—	12.81	15.47	0.24	0.12	0.12	2.67	12,255	52
05-31-23	12.14	0.25•	(0.45)	(0.20)	0.22	0.35	—	0.57	—	11.37	(1.34)	0.23	0.20	0.20	2.20	1,162	119
05-31-22	14.88	0.29•	(1.10)	(0.81)	0.34	1.59	—	1.93	—	12.14	(6.97)	0.23	0.23	0.23	2.03	1,444	58
05-31-21	11.98	0.16•	3.35	3.51	0.30	0.31	—	0.61	—	14.88	29.69	0.42	0.42	0.42	1.15	926	98
Class R
05-31-25	12.56	0.31•	0.78	1.09	0.16	—	—	0.16	—	13.49	8.72	0.71	0.61	0.61	2.35	5,508	80
05-31-24	11.20	0.34•	1.32	1.66	0.30	—	—	0.30	—	12.56	14.90	0.74	0.62	0.62	2.81	5,840	52
05-31-23	11.97	0.20•	(0.44)	(0.24)	0.18	0.35	—	0.53	—	11.20	(1.72)	0.73	0.70	0.70	1.81	174	119
05-31-22	14.72	0.20•	(1.08)	(0.88)	0.28	1.59	—	1.87	—	11.97	(7.50)	0.73	0.73	0.73	1.47	98	58
05-31-21	11.87	0.15•	3.26	3.41	0.25	0.31	—	0.56	—	14.72	29.08	0.93	0.93	0.93	1.12	68	98
Class R6
05-31-25	12.80	0.38•	0.80	1.18	0.23	—	—	0.23	—	13.75	9.31	0.19	0.09	0.09	2.87	100,108	80
05-31-24	11.36	0.33•	1.42	1.75	0.31	—	—	0.31	—	12.80	15.53	0.18	0.08	0.08	2.76	90,031	52
05-31-23	12.12	0.27•	(0.45)	(0.18)	0.23	0.35	—	0.58	—	11.36	(1.20)	0.19	0.16	0.16	2.33	78,852	119
05-31-22	14.87	0.26•	(1.07)	(0.81)	0.35	1.59	—	1.94	—	12.12	(7.01)	0.19	0.19	0.19	1.89	64,302	58
05-31-21	11.97	0.22•	3.29	3.51	0.30	0.31	—	0.61	—	14.87	29.73	0.38	0.38	0.38	1.58	34,878	98
Voya Target Retirement 2035 Fund
Class A
05-31-25	12.97	0.33•	0.93	1.26	0.27	—	—	0.27	—	13.96	9.79	0.45	0.35	0.35	2.45	89,763	94
05-31-24	11.24	0.25•	1.71	1.96	0.23	—	—	0.23	—	12.97	17.58	0.49	0.39	0.39	2.12	12,818	52
05-31-23	12.04	0.20•	(0.39)	(0.19)	0.18	0.43	—	0.61	—	11.24	(1.26)	0.51	0.48	0.48	1.78	17,474	103
05-31-22	15.23	0.23•	(1.04)	(0.81)	0.32	2.06	—	2.38	—	12.04	(7.26)	0.50	0.50	0.50	1.58	11,446	59
05-31-21	11.84	0.15•	3.81	3.96	0.24	0.33	—	0.57	—	15.23	33.87	0.69	0.69	0.69	1.08	11,286	106
Class I
05-31-25	13.10	0.37•	0.93	1.30	0.29	—	—	0.29	—	14.11	10.02	0.21	0.11	0.11	2.70	14,474	94
05-31-24	11.36	0.30•	1.72	2.02	0.28	—	—	0.28	—	13.10	17.90	0.19	0.09	0.09	2.49	14,247	52
05-31-23	12.16	0.25•	(0.40)	(0.15)	0.22	0.43	—	0.65	—	11.36	(0.93)	0.21	0.18	0.18	2.22	1,314	103
05-31-22	15.34	0.25•	(1.01)	(0.76)	0.36	2.06	—	2.42	—	12.16	(6.89)	0.20	0.20	0.20	1.68	399	59
05-31-21	11.91	0.19•	3.84	4.03	0.27	0.33	—	0.60	—	15.34	34.29	0.39	0.39	0.39	1.39	967	106
Class R
05-31-25	12.85	0.30•	0.91	1.21	0.22	—	—	0.22	—	13.84	9.49	0.70	0.60	0.60	2.20	6,743	94
05-31-24	11.19	0.30•	1.62	1.92	0.26	—	—	0.26	—	12.85	17.24	0.74	0.64	0.64	2.42	5,671	52
05-31-23	11.99	0.17•	(0.37)	(0.20)	0.17	0.43	—	0.60	—	11.19	(1.44)	0.76	0.73	0.73	1.51	1,035	103
05-31-22	15.19	0.03•	(0.87)	(0.84)	0.30	2.06	—	2.36	—	11.99	(7.48)	0.75	0.75	0.75	0.25	696	59
05-31-21	11.81	0.04•	3.87	3.91	0.20	0.33	—	0.53	—	15.19	33.50	0.94	0.94	0.94	0.30	61	106
Class R6
05-31-25	13.06	0.37•	0.93	1.30	0.29	—	—	0.29	—	14.07	10.06	0.19	0.09	0.09	2.72	115,414	94
05-31-24	11.33	0.32•	1.69	2.01	0.28	—	—	0.28	—	13.06	17.89	0.18	0.08	0.08	2.60	100,966	52
05-31-23	12.13	0.24•	(0.39)	(0.15)	0.22	0.43	—	0.65	—	11.33	(0.93)	0.18	0.16	0.16	2.15	78,803	103
05-31-22	15.31	0.26•	(1.01)	(0.75)	0.37	2.06	—	2.43	—	12.13	(6.89)	0.19	0.19	0.19	1.82	66,848	59
05-31-21	11.89	0.19•	3.84	4.03	0.28	0.33	—	0.61	—	15.31	34.27	0.38	0.38	0.38	1.39	40,475	106

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Target Retirement 2040 Fund
Class A
05-31-25	14.07	0.32•	1.15	1.47	0.29	—	—	0.29	—	15.25	10.55	0.46	0.37	0.37	2.14	11,841	79
05-31-24	11.94	0.23•	2.12	2.35	0.22	—	—	0.22	—	14.07	19.77	0.51	0.43	0.43	1.81	7,953	48
05-31-23	12.73	0.19•	(0.33)	(0.14)	0.19	0.46	—	0.65	—	11.94	(0.81)	0.53	0.49	0.49	1.61	17,280	98
05-31-22	16.08	0.21•	(1.02)	(0.81)	0.35	2.19	—	2.54	—	12.73	(7.11)	0.52	0.52	0.52	1.40	11,929	61
05-31-21	12.06	0.14•	4.40	4.54	0.22	0.30	—	0.52	—	16.08	38.07	0.71	0.71	0.71	0.97	9,349	112
Class I
05-31-25	14.16	0.36•	1.16	1.52	0.33	—	—	0.33	—	15.35	10.84	0.21	0.12	0.12	2.39	12,530	79
05-31-24	12.03	0.29•	2.12	2.41	0.28	—	—	0.28	—	14.16	20.20	0.22	0.14	0.14	2.23	11,448	48
05-31-23	12.83	0.20•	(0.32)	(0.12)	0.22	0.46	—	0.68	—	12.03	(0.60)	0.25	0.21	0.21	1.68	640	98
05-31-22	16.17	0.28•	(1.04)	(0.76)	0.39	2.19	—	2.58	—	12.83	(6.75)	0.23	0.23	0.23	1.87	353	61
05-31-21	12.12	0.17•	4.42	4.59	0.24	0.30	—	0.54	—	16.17	38.37	0.42	0.42	0.42	1.16	51	112
Class R
05-31-25	13.89	0.28•	1.14	1.42	0.26	—	—	0.26	—	15.05	10.29	0.71	0.62	0.62	1.89	7,301	79
05-31-24	11.86	0.32•	1.98	2.30	0.27	—	—	0.27	—	13.89	19.51	0.76	0.68	0.68	2.42	6,161	48
05-31-23	12.68	0.17•	(0.34)	(0.17)	0.19	0.46	—	0.65	—	11.86	(1.07)	0.78	0.74	0.74	1.42	685	98
05-31-22	16.05	0.18•	(1.03)	(0.85)	0.33	2.19	—	2.52	—	12.68	(7.33)	0.77	0.77	0.77	1.20	26	61
05-31-21	12.06	0.09•	4.40	4.49	0.20	0.30	—	0.50	—	16.05	37.70	0.96	0.96	0.96	0.62	13	112
Class R6
05-31-25	14.16	0.36•	1.17	1.53	0.34	—	—	0.34	—	15.35	10.87	0.19	0.10	0.10	2.41	90,977	79
05-31-24	12.03	0.31•	2.11	2.42	0.29	—	—	0.29	—	14.16	20.25	0.18	0.10	0.10	2.37	79,670	48
05-31-23	12.83	0.24•	(0.36)	(0.12)	0.22	0.46	—	0.68	—	12.03	(0.56)	0.19	0.17	0.17	2.01	60,216	98
05-31-22	16.18	0.26•	(1.03)	(0.77)	0.39	2.19	—	2.58	—	12.83	(6.80)	0.19	0.19	0.19	1.71	50,600	61
05-31-21	12.12	0.18•	4.43	4.61	0.25	0.30	—	0.55	—	16.18	38.51	0.38	0.38	0.38	1.24	28,811	112
Voya Target Retirement 2045 Fund
Class A
05-31-25	14.11	0.31•	1.23	1.54	0.27	0.16	—	0.43	—	15.22	11.02	0.45	0.37	0.37	2.09	70,444	103
05-31-24	11.82	0.22•	2.28	2.50	0.21	—	—	0.21	—	14.11	21.24	0.52	0.45	0.45	1.75	7,692	46
05-31-23	12.58	0.17•	(0.29)	(0.12)	0.18	0.46	—	0.64	—	11.82	(0.65)	0.57	0.53	0.53	1.45	12,963	96
05-31-22	16.56	0.20•	(0.93)	(0.73)	0.36	2.89	—	3.25	—	12.58	(6.95)	0.55	0.55	0.55	1.30	7,739	57
05-31-21	12.13	0.11•	4.78	4.89	0.19	0.27	—	0.46	—	16.56	40.67	0.74	0.74	0.74	0.78	6,396	115
Class I
05-31-25	14.21	0.35•	1.25	1.60	0.29	0.16	—	0.45	—	15.36	11.37	0.22	0.12	0.12	2.34	12,844	103
05-31-24	11.92	0.29•	2.27	2.56	0.27	—	—	0.27	—	14.21	21.62	0.23	0.11	0.11	2.20	11,465	46
05-31-23	12.68	0.17•	(0.25)	(0.08)	0.22	0.46	—	0.68	—	11.92	(0.28)	0.23	0.16	0.16	1.40	856	96
05-31-22	16.67	0.27•	(0.96)	(0.69)	0.41	2.89	—	3.30	—	12.68	(6.67)	0.19	0.19	0.19	1.76	272	57
05-31-21	12.19	0.19•	4.78	4.97	0.22	0.27	—	0.49	—	16.67	41.21	0.40	0.40	0.40	1.27	231	115
Class R
05-31-25	13.95	0.27•	1.22	1.49	0.21	0.16	—	0.37	—	15.07	10.81	0.70	0.62	0.62	1.83	4,260	103
05-31-24	11.77	0.32•	2.11	2.43	0.25	—	—	0.25	—	13.95	20.83	0.77	0.70	0.70	2.40	3,601	46
05-31-23	12.57	0.15•	(0.31)	(0.16)	0.18	0.46	—	0.64	—	11.77	(0.95)	0.82	0.78	0.78	1.24	214	96
05-31-22	16.55	0.16•	(0.94)	(0.78)	0.31	2.89	—	3.20	—	12.57	(7.23)	0.80	0.80	0.80	1.08	6	57
05-31-21	12.12	0.08•	4.77	4.85	0.15	0.27	—	0.42	—	16.55	40.39	0.99	0.99	0.99	0.53	6	115
Class R6
05-31-25	14.21	0.35•	1.25	1.60	0.29	0.16	—	0.45	—	15.36	11.37	0.19	0.11	0.11	2.35	109,259	103
05-31-24	11.92	0.29•	2.27	2.56	0.27	—	—	0.27	—	14.21	21.64	0.18	0.11	0.11	2.26	92,801	46
05-31-23	12.69	0.23•	(0.32)	(0.09)	0.22	0.46	—	0.68	—	11.92	(0.36)	0.18	0.17	0.17	1.96	66,960	96
05-31-22	16.67	0.24•	(0.92)	(0.68)	0.41	2.89	—	3.30	—	12.69	(6.60)	0.19	0.19	0.19	1.59	56,301	57
05-31-21	12.19	0.16•	4.82	4.98	0.23	0.27	—	0.50	—	16.67	41.23	0.38	0.38	0.38	1.11	33,633	115

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Target Retirement 2050 Fund
Class A
05-31-25	14.20	0.27•	1.30	1.57	0.25	—	—	0.25	—	15.52	11.16	0.48	0.40	0.40	1.79	8,084	86
05-31-24	11.81	0.18•	2.39	2.57	0.18	—	—	0.18	—	14.20	21.84	0.53	0.46	0.46	1.41	5,510	40
05-31-23	12.62	0.16•	(0.28)	(0.12)	0.18	0.51	—	0.69	—	11.81	(0.63)	0.57	0.52	0.52	1.38	10,477	97
05-31-22	16.36	0.19•	(0.98)	(0.79)	0.38	2.57	—	2.95	—	12.62	(7.26)	0.54	0.54	0.54	1.28	7,734	58
05-31-21	11.83	0.11•	4.71	4.82	0.17	0.12	—	0.29	—	16.36	40.98	0.74	0.74	0.74	0.78	7,243	110
Class I
05-31-25	14.28	0.31•	1.32	1.63	0.29	—	—	0.29	—	15.62	11.49	0.24	0.15	0.15	2.04	10,353	86
05-31-24	11.91	0.26•	2.36	2.62	0.25	—	—	0.25	—	14.28	22.16	0.26	0.14	0.14	1.95	9,378	40
05-31-23	12.71	0.15•	(0.22)	(0.07)	0.22	0.51	—	0.73	—	11.91	(0.21)	0.26	0.19	0.19	1.29	1,013	97
05-31-22	16.45	0.25•	(1.00)	(0.75)	0.42	2.57	—	2.99	—	12.71	(6.97)	0.22	0.22	0.22	1.60	471	58
05-31-21	11.90	0.17•	4.70	4.87	0.20	0.12	—	0.32	—	16.45	41.25	0.41	0.41	0.41	1.15	451	110
Class R
05-31-25	14.02	0.23•	1.30	1.53	0.21	—	—	0.21	—	15.34	10.98	0.73	0.65	0.65	1.54	5,058	86
05-31-24	11.75	0.29•	2.21	2.50	0.23	—	—	0.23	—	14.02	21.43	0.78	0.71	0.71	2.21	5,063	40
05-31-23	12.59	0.14•	(0.29)	(0.15)	0.18	0.51	—	0.69	—	11.75	(0.91)	0.82	0.77	0.77	1.21	704	97
05-31-22	16.32	0.15•	(0.98)	(0.83)	0.33	2.57	—	2.90	—	12.59	(7.52)	0.79	0.79	0.79	0.98	131	58
05-31-21	11.79	0.06•	4.70	4.76	0.11	0.12	—	0.23	—	16.32	40.61	0.99	0.99	0.99	0.43	155	110
Class R6
05-31-25	14.28	0.31•	1.32	1.63	0.29	—	—	0.29	—	15.62	11.53	0.19	0.11	0.11	2.07	77,435	86
05-31-24	11.91	0.27•	2.35	2.62	0.25	—	—	0.25	—	14.28	22.19	0.18	0.11	0.11	2.08	64,572	40
05-31-23	12.72	0.22•	(0.30)	(0.08)	0.22	0.51	—	0.73	—	11.91	(0.25)	0.19	0.17	0.17	1.89	46,614	97
05-31-22	16.46	0.23•	(0.97)	(0.74)	0.43	2.57	—	3.00	—	12.72	(6.93)	0.19	0.19	0.19	1.54	38,536	58
05-31-21	11.89	0.15•	4.74	4.89	0.20	0.12	—	0.32	—	16.46	41.48	0.38	0.38	0.38	1.05	22,567	110
Voya Target Retirement 2055 Fund
Class A
05-31-25	13.88	0.27•	1.28	1.55	0.24	0.21	—	0.45	—	14.98	11.29	0.47	0.39	0.39	1.88	49,538	102
05-31-24	11.55	0.19•	2.32	2.51	0.18	—	—	0.18	—	13.88	21.87	0.61	0.51	0.51	1.48	6,368	44
05-31-23	12.28	0.15•	(0.26)	(0.11)	0.18	0.44	—	0.62	—	11.55	(0.57)	0.65	0.57	0.57	1.29	8,657	103
05-31-22	16.35	0.18•	(0.95)	(0.77)	0.36	2.94	—	3.30	—	12.28	(7.40)	0.60	0.60	0.60	1.23	4,360	49
05-31-21	11.79	0.11•	4.74	4.85	0.16	0.13	—	0.29	—	16.35	41.43	0.78	0.78	0.78	0.74	3,895	116
Class I
05-31-25	13.99	0.31•	1.29	1.60	0.26	0.21	—	0.47	—	15.12	11.56	0.22	0.14	0.14	2.13	11,920	102
05-31-24	11.64	0.26•	2.33	2.59	0.24	—	—	0.24	—	13.99	22.39	0.24	0.16	0.16	2.01	10,022	44
05-31-23	12.38	0.17•	(0.25)	(0.08)	0.22	0.44	—	0.66	—	11.64	(0.31)	0.22	0.20	0.20	1.44	686	103
05-31-22	16.45	0.24•	(0.95)	(0.71)	0.42	2.94	—	3.36	—	12.38	(7.03)	0.24	0.24	0.24	1.58	341	49
05-31-21	11.85	0.17•	4.76	4.93	0.20	0.13	—	0.33	—	16.45	41.89	0.41	0.41	0.41	1.14	349	116
Class R
05-31-25	13.65	0.23•	1.25	1.48	0.18	0.21	—	0.39	—	14.74	10.98	0.72	0.64	0.64	1.63	3,911	102
05-31-24	11.42	0.25•	2.20	2.45	0.22	—	—	0.22	—	13.65	21.59	0.86	0.76	0.76	1.94	3,065	44
05-31-23	12.18	0.13•	(0.27)	(0.14)	0.18	0.44	—	0.62	—	11.42	(0.83)	0.90	0.82	0.82	1.14	412	103
05-31-22	16.26	0.13•	(0.92)	(0.79)	0.35	2.94	—	3.29	—	12.18	(7.60)	0.85	0.85	0.85	0.91	50	49
05-31-21	11.76	0.06•	4.72	4.78	0.15	0.13	—	0.28	—	16.26	40.94	1.03	1.03	1.03	0.40	28	116
Class R6
05-31-25	13.98	0.32•	1.29	1.61	0.26	0.21	—	0.47	—	15.12	11.68	0.19	0.11	0.11	2.16	71,041	102
05-31-24	11.64	0.26•	2.32	2.58	0.24	—	—	0.24	—	13.98	22.34	0.18	0.11	0.11	2.04	56,714	44
05-31-23	12.38	0.23•	(0.31)	(0.08)	0.22	0.44	—	0.66	—	11.64	(0.25)	0.19	0.17	0.17	1.95	38,019	103
05-31-22	16.45	0.23•	(0.93)	(0.70)	0.43	2.94	—	3.37	—	12.38	(6.99)	0.19	0.19	0.19	1.53	30,690	49
05-31-21	11.84	0.15•	4.79	4.94	0.20	0.13	—	0.33	—	16.45	42.02	0.38	0.38	0.38	1.03	18,329	116

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Target Retirement 2060 Fund
Class A
05-31-25	12.91	0.23•	1.22	1.45	0.21	—	—	0.21	—	14.15	11.28	0.52	0.42	0.42	1.72	5,700	88
05-31-24	10.74	0.18•	2.16	2.34	0.17	—	—	0.17	—	12.91	21.88	0.64	0.50	0.50	1.53	4,521	42
05-31-23	11.60	0.14•	(0.26)	(0.12)	0.17	0.57	—	0.74	—	10.74	(0.60)	0.70	0.60	0.60	1.29	6,090	105
05-31-22	15.16	0.18•	(0.90)	(0.72)	0.33	2.51	—	2.84	—	11.60	(7.26)	0.61	0.61	0.61	1.30	3,968	60
05-31-21	10.90	0.08•	4.46	4.54	0.15	0.13	—	0.28	—	15.16	41.89	0.77	0.77	0.77	0.61	4,667	110
Class I
05-31-25	12.97	0.28•	1.23	1.51	0.26	—	—	0.26	—	14.22	11.70	0.22	0.12	0.12	2.02	2,655	88
05-31-24	10.80	0.24•	2.15	2.39	0.22	—	—	0.22	—	12.97	22.32	0.24	0.10	0.10	2.00	2,158	42
05-31-23	11.66	0.11•	(0.19)	(0.08)	0.21	0.57	—	0.78	—	10.80	(0.21)	0.24	0.17	0.17	0.99	252	105
05-31-22	15.23	0.30•	(0.97)	(0.67)	0.39	2.51	—	2.90	—	11.66	(6.93)	0.19	0.19	0.19	2.04	52	60
05-31-21	10.93	0.14•	4.47	4.61	0.18	0.13	—	0.31	—	15.23	42.50	0.39	0.39	0.39	1.07	160	110
Class R
05-31-25	12.77	0.20•	1.19	1.39	0.18	—	—	0.18	—	13.98	10.96	0.77	0.67	0.67	1.47	2,833	88
05-31-24	10.68	0.26•	2.04	2.30	0.21	—	—	0.21	—	12.77	21.65	0.89	0.75	0.75	2.11	2,219	42
05-31-23	11.57	0.12•	(0.27)	(0.15)	0.17	0.57	—	0.74	—	10.68	(0.86)	0.95	0.85	0.85	1.12	183	105
05-31-22	15.15	0.16•	(0.91)	(0.75)	0.32	2.51	—	2.83	—	11.57	(7.49)	0.86	0.86	0.86	1.16	10	60
05-31-21	10.89	0.04•	4.45	4.49	0.10	0.13	—	0.23	—	15.15	41.45	1.02	1.02	1.02	0.27	9	110
Class R6
05-31-25	12.99	0.28•	1.22	1.50	0.26	—	—	0.26	—	14.23	11.61	0.19	0.11	0.11	2.04	47,827	88
05-31-24	10.81	0.24•	2.17	2.41	0.23	—	—	0.23	—	12.99	22.43	0.18	0.10	0.10	2.04	36,216	42
05-31-23	11.67	0.20•	(0.28)	(0.08)	0.21	0.57	—	0.78	—	10.81	(0.19)	0.19	0.17	0.17	1.87	22,187	105
05-31-22	15.24	0.21•	(0.88)	(0.67)	0.39	2.51	—	2.90	—	11.67	(6.92)	0.19	0.19	0.19	1.53	16,991	60
05-31-21	10.94	0.13•	4.48	4.61	0.18	0.13	—	0.31	—	15.24	42.45	0.38	0.38	0.38	0.98	10,641	110
Voya Target Retirement 2065 Fund
Class A
05-31-25	11.50	0.22•	1.08	1.30	0.20	0.16	—	0.36	—	12.44	11.45	0.45	0.37	0.37	1.84	5,408	98
05-31-24	9.55	0.18•	1.94	2.12	0.17	—	—	0.17	—	11.50	22.37	0.45	0.37	0.37	1.74	1,813	61
05-31-23	10.09	0.14•	(0.22)	(0.08)	0.14	0.32	—	0.46	—	9.55	(0.44)	0.46	0.43	0.43	1.46	1,386	90
05-31-22	12.89	0.16•	(0.79)	(0.63)	0.30	1.87	—	2.17	—	10.09	(7.12)	0.46	0.46	0.46	1.34	1,246	38
07-29-20(6)-05-31-21	10.00	0.08•	2.97	3.05	0.14	0.02	—	0.16	—	12.89	30.61	0.67	0.67	0.67	0.82	1,320	87
Class I
05-31-25	11.52	0.25•	1.09	1.34	0.22	0.16	—	0.38	—	12.48	11.78	0.20	0.12	0.12	2.09	581	98
05-31-24	9.57	0.18•	1.96	2.14	0.19	—	—	0.19	—	11.52	22.57	0.20	0.12	0.12	1.72	336	61
05-31-23	10.11	0.14•	(0.19)	(0.05)	0.17	0.32	—	0.49	—	9.57	(0.20)	0.24	0.21	0.21	1.46	114	90
05-31-22	12.91	0.19•	(0.79)	(0.60)	0.33	1.87	—	2.20	—	10.11	(6.90)	0.23	0.23	0.23	1.56	71	38
07-29-20(6)-05-31-21	10.00	0.10•	2.97	3.07	0.14	0.02	—	0.16	—	12.91	30.92	0.42	0.42	0.42	1.02	76	87
Class R
05-31-25	11.42	0.19•	1.07	1.26	0.17	0.16	—	0.33	—	12.35	11.18	0.70	0.62	0.62	1.59	326	98
05-31-24	9.50	0.13•	1.95	2.08	0.16	—	—	0.16	—	11.42	21.98	0.70	0.62	0.62	1.23	129	61
05-31-23	10.06	0.12•	(0.22)	(0.10)	0.14	0.32	—	0.46	—	9.50	(0.66)	0.71	0.68	0.68	1.29	45	90
05-31-22	12.88	0.09•	(0.76)	(0.67)	0.28	1.87	—	2.15	—	10.06	(7.40)	0.71	0.71	0.71	0.74	10	38
07-29-20(6)-05-31-21	10.00	0.05•	2.98	3.03	0.13	0.02	—	0.15	—	12.88	30.40	0.92	0.92	0.92	0.56	7	87
Class R6
05-31-25	11.52	0.25•	1.09	1.34	0.22	0.16	—	0.38	—	12.48	11.79	0.19	0.11	0.11	2.10	19,433	98
05-31-24	9.57	0.21•	1.94	2.15	0.20	—	—	0.20	—	11.52	22.60	0.18	0.10	0.10	2.01	12,408	61

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Target Retirement 2065 Fund (continued)
Class R6 (continued)
05-31-23	10.11	0.17•	(0.22)	(0.05)	0.17	0.32	—	0.49	—	9.57	(0.16)	0.20	0.17	0.17	1.80	7,396	90
05-31-22	12.91	0.18•	(0.78)	(0.60)	0.33	1.87	—	2.20	—	10.11	(6.89)	0.21	0.21	0.21	1.53	5,108	38
07-29-20(6)-05-31-21	10.00	0.10•	2.97	3.07	0.14	0.02	—	0.16	—	12.91	30.92	0.42	0.42	0.42	1.05	4,032	87

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of the Underlying Funds.
(5)	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds ("ETFs"). Net investment income (loss) of any underlying mutual funds or ETFs is not included in a Fund net investment income (loss) ratio to average net assets.
(6)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of MAY 31, 2025

NOTE 1 — ORGANIZATION

Voya Separate Portfolios Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fifteen separate active investment series. The ten series (each, a “Fund” and collectively, the “Funds”) included in this report are: Voya Target In-Retirement Fund (“In-Retirement”), Voya Target Retirement 2025 Fund (“Retirement 2025”), Voya Target Retirement 2030 Fund (“Retirement 2030”), Voya Target Retirement 2035 Fund (“Retirement 2035”), Voya Target Retirement 2040 Fund (“Retirement 2040”), Voya Target Retirement 2045 Fund (“Retirement 2045”), Voya Target Retirement 2050 Fund (“Retirement 2050”), Voya Target Retirement 2055 Fund (“Retirement 2055”), Voya Target Retirement 2060 Fund (“Retirement 2060”), and Voya Target Retirement 2065 Fund (“Retirement 2065”), each a diversified series of the Trust.

Each Fund offers the following classes of shares: Class A, Class I, Class R and Class R6. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees (if any), shareholder servicing fees (if any) and transfer agency fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund are charged directly to that fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the

“Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

The investment companies in which the Funds invest are collectively referred to as the “Underlying Funds.”

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.

Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of a Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments. The Funds classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method. Capital gain dividends from Underlying Funds are recorded as capital gain distributions from affiliated Underlying Funds.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Reported net realized foreign exchange gains or losses arise from the difference between the amounts of foreign withholding tax reclaims recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of foreign/ withholding tax reclaim receivables, resulting from changes in the exchange rate.

D. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. The Funds declare and pay dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. Each Fund’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Fund may seek to increase or decrease its exposure to the following market or credit risk factors:

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Fund to achieve its investment objectives.

Risks of Investing in Derivatives. Each Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Fund is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

H. Futures Contracts. Certain Funds may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Fund may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Fund’s assets are valued.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the year ended May 31, 2025, certain Funds used futures to enact tactical positions and to provide the Funds with greater liquidity. Certain Funds had purchased and sold futures contracts on various equity indices. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Fund’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Funds are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Funds’ securities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended May 31, 2025, the Funds had average notional values on futures contracts purchased and sold as disclosed below.

	Purchased	Sold
In-Retirement	$969,441	$625,034
Retirement 2025	1,357,217	833,379
Retirement 2030	1,551,105	833,379
Retirement 2035	2,145,999	1,041,723
Retirement 2040	3,025,750	2,998,025
Retirement 2045	4,862,813	4,796,875
Retirement 2050	2,485,438	2,398,438
Retirement 2055	3,349,937	3,357,813
Retirement 2060	1,404,812	1,439,063
Retirement 2065	594,407	599,588

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

I. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended May 31, 2025, the cost of purchases and the proceeds from the sales of investments were as follows:

	Purchases	Sales
In-Retirement	$142,749,777	$89,011,167
Retirement 2025	186,450,766	120,228,138
Retirement 2030	162,126,179	118,735,000
Retirement 2035	261,223,132	178,811,738
Retirement 2040	99,612,656	90,815,557
Retirement 2045	239,021,049	168,894,911
Retirement 2050	88,790,634	80,326,020
Retirement 2055	167,113,459	115,093,626
Retirement 2060	56,041,279	46,711,012
Retirement 2065	28,957,032	19,619,337

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Investment Adviser provides the Funds with advisory and administrative services under a management agreement (the “Bundled Fee Agreement”). Pursuant to this Bundled Fee Agreement, the Investment Adviser is responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Fund, including, among other things, custodial, administrative, transfer agency (with the exception of fees paid for omnibus accounts or record keeping services), fund accounting, auditing and ordinary legal expenses. This Bundled Fee Agreement compensates the Investment Adviser with a management fee (a “unified fee”) equal to 0.18% of each Fund’s average daily net assets.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A and Class R shares of each Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to reimburse or compensate expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, Class A shares and Class R shares of each Fund pay the Distributor a Distribution Fee and/or Service Fee based on average daily net assets at a rate of 0.25% and 0.50%, respectively.

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A shares. For the year ended May 31, 2025, the Distributor retained the following amounts in sales charges:

Class A
Initial Sales Charges:
In-Retirement	$1,741
Retirement 2025	1,034
Retirement 2030	3,735
Retirement 2035	3,998
Retirement 2040	2,539
Retirement 2045	1,846
Retirement 2050	1,321
Retirement 2055	2,844
Retirement 2060	832
Retirement 2065	481

Contingent Deferred Sales Charges:
Retirement 2060	$3

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At May 31, 2025, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Funds:

Subsidiary	Fund	Percentage
Voya Institutional Trust Company	In-Retirement	68.71%
	Retirement 2025	55.75
	Retirement 2030	37.91
	Retirement 2035	47.60
	Retirement 2040	16.79
	Retirement 2045	46.28
	Retirement 2050	22.76
	Retirement 2055	48.41
	Retirement 2060	25.44
	Retirement 2065	22.37
Voya Investment Management Co. LLC	Retirement 2065	25.91

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Voya Retirement Insurance and Annuity Company	In-Retirement	16.80
	Retirement 2025	25.57
	Retirement 2030	32.45
	Retirement 2035	26.86
	Retirement 2040	45.41
	Retirement 2045	29.34
	Retirement 2050	42.15
	Retirement 2055	28.24
	Retirement 2060	48.65
	Retirement 2065	31.30

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended May 31, 2025, the Funds did not pay any amounts for affiliated recordkeeping services.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Funds whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:

	Class	Class	Class	Class
Fund	A	I	R	R6
In-Retirement	0.65%	0.40%	0.90%	0.25%
Retirement 2025	0.65%	0.40%	0.90%	0.25%
Retirement 2030	0.65%	0.40%	0.90%	0.25%
Retirement 2035	0.65%	0.40%	0.90%	0.25%
Retirement 2040	0.65%	0.40%	0.90%	0.25%
Retirement 2045	0.65%	0.40%	0.90%	0.25%
Retirement 2050	0.65%	0.40%	0.90%	0.25%
Retirement 2055	0.65%	0.40%	0.90%	0.25%
Retirement 2060	0.65%	0.40%	0.90%	0.25%
Retirement 2065	0.65%	0.40%	0.90%	0.25%

The above operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Fund will vary based on each Fund’s allocation to, and the net expenses of, a particular Underlying Fund.

The Expense Limitation Agreement is contractual through October 1, 2025, and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

Effective October 1, 2024, the Side Letter Expense Limit Agreement expired and reverted to the existing Standard Expense Limit Agreement for In-Retirement, Retirement 2025, Retirement 2030, Retirement 2035, Retirement 2040, Retirement 2045, Retirement 2050, Retirement 2055, Retirement 2060 and Retirement 2065. Prior to October 1, 2024, Side Letter Expense Limits were:

Fund	Class A	Class I	Class R	Class R6
In-Retirement	0.58%	0.23%	0.83%	0.22%
Retirement 2025	0.52%	0.32%	0.77%	0.23%
Retirement 2030	0.53%	0.28%	0.78%	0.24%
Retirement 2035	0.55%	0.25%	0.80%	0.24%
Retirement 2040	0.58%	0.29%	0.83%	0.25%
Retirement 2045	0.61%	0.25%	0.86%	0.25%
Retirement 2050	0.60%	0.28%	0.85%	0.25%
Retirement 2055	0.65%	0.30%	0.90%	0.25%
Retirement 2060	0.65%	0.25%	0.90%	0.25%
Retirement 2065	0.52%	0.29%	0.77%	0.25%

The above operating expense limits took into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Fund will vary based on each Fund’s allocation to, and the net expenses of, a particular Underlying Fund. Any fees waived pursuant to the side letter agreement were not eligible for recoupment.

Unless otherwise specified above, the Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of May 31, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

	May 31,
	2026	2027	2028	Total
In-Retirement	$—	$—	$73,916	$73,916
Retirement 2025	—	—	104,442	104,442
Retirement 2030	—	—	101,258	101,258
Retirement 2035	—	—	136,703	136,703
Retirement 2040	—	—	65,999	65,999
Retirement 2045	—	—	106,087	106,087
Retirement 2050	—	—	47,577	47,577
Retirement 2055	—	—	64,209	64,209
Retirement 2060	—	—	27,298	27,298
Retirement 2065	—	—	12,284	12,284

The Expense Limitation Agreement is contractual through October 1, 2025 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 8 — LINE OF CREDIT

The Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The below Funds utilized the line of credit during the year ended May 31, 2025, as follows.

Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Fund	Utilized	Utilized	Utilized
Retirement 2050	1	$617,000	5.33%
Retirement 2055	1	589,000	5.33

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

In-Retirement
Class A
5/31/2025	5,558,064	—	122,337	(648,785)	—	5,031,616	60,586,492	—	1,288,210	(6,972,624)	—	54,902,078
5/31/2024	214,845	—	8,050	(914,252)	—	(691,357)	2,154,341	—	81,300	(9,027,914)	—	(6,792,273)
Class I
5/31/2025	180,537	—	11,589	(60,435)	—	131,691	1,965,086	—	122,262	(650,961)	—	1,436,387
5/31/2024	480,220	—	18,537	(295,911)	—	202,846	4,680,105	—	187,219	(2,996,450)	—	1,870,874
Class R
5/31/2025	49,264	—	2,462	(64,328)	—	(12,602)	523,610	—	25,707	(681,778)	—	(132,461)
5/31/2024	118,346	—	2,992	(7,548)	—	113,790	1,180,176	—	29,920	(76,277)	—	1,133,819
Class R6
5/31/2025	950,489	—	93,168	(1,323,022)	—	(279,365)	10,118,211	—	982,918	(14,168,328)	—	(3,067,199)
5/31/2024	991,490	—	134,991	(1,190,692)	—	(64,211)	9,859,622	—	1,363,411	(11,924,954)	—	(701,921)
Retirement 2025
Class A
5/31/2025	5,710,890	—	120,558	(679,085)	—	5,152,363	72,639,322	—	1,486,477	(8,523,660)	—	65,602,139
5/31/2024	165,159	—	16,303	(1,059,060)	—	(877,598)	1,866,697	—	188,631	(11,920,088)	—	(9,864,760)
Class I
5/31/2025	214,665	—	11,557	(255,313)	—	(29,091)	2,697,689	—	143,532	(3,209,225)	—	(368,004)
5/31/2024	636,942	—	15,584	(246,775)	—	405,751	7,103,935	—	181,399	(2,887,797)	—	4,397,537
Class R
5/31/2025	38,584	—	6,497	(66,582)	—	(21,501)	479,577	—	79,658	(803,747)	—	(244,512)
5/31/2024	356,241	—	9,388	(46,373)	—	319,256	4,022,009	—	107,871	(541,185)	—	3,588,695
Class R6
5/31/2025	1,381,260	—	129,464	(1,482,812)	—	27,912	17,399,218	—	1,605,359	(18,525,276)	—	479,301
5/31/2024	1,526,427	—	164,670	(2,039,174)	—	(348,077)	17,462,047	—	1,915,107	(23,601,064)	—	(4,223,910)

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 9 — CAPITAL SHARES (continued)

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Retirement 2030
Class A
5/31/2025	3,192,945	—	50,568	(379,682)	—	2,863,831	43,098,502	—	668,008	(5,040,701)	—	38,725,809
5/31/2024	323,326	—	19,779	(1,295,242)	—	(952,137)	3,824,915	—	240,507	(15,326,980)	—	(11,261,558)
Class I
5/31/2025	235,857	—	18,371	(256,657)	—	(2,429)	3,151,920	—	244,336	(3,417,806)	—	(21,550)
5/31/2024	985,560	—	23,660	(154,543)	—	854,677	11,528,968	—	289,362	(1,893,771)	—	9,924,559
Class R
5/31/2025	55,233	—	4,848	(116,599)	—	(56,518)	731,108	—	63,366	(1,509,595)	—	(715,121)
5/31/2024	453,378	—	10,554	(14,519)	—	449,413	5,350,956	—	126,864	(171,195)	—	5,306,625
Class R6
5/31/2025	2,145,581	—	129,211	(2,032,600)	—	242,192	28,887,163	—	1,718,504	(26,807,031)	—	3,798,636
5/31/2024	1,591,976	—	184,956	(1,682,507)	—	94,425	19,074,132	—	2,260,165	(20,270,373)	—	1,063,924
Retirement 2035
Class A
5/31/2025	6,028,565	—	126,282	(711,940)	—	5,442,907	83,462,727	—	1,701,015	(9,721,464)	—	75,442,278
5/31/2024	327,334	—	17,588	(910,907)	—	(565,985)	3,988,405	—	215,980	(10,857,904)	—	(6,653,519)
Class I
5/31/2025	284,776	—	22,233	(369,150)	—	(62,141)	3,904,203	—	302,594	(5,062,274)	—	(855,477)
5/31/2024	1,081,679	—	23,712	(133,226)	—	972,165	12,722,281	—	293,559	(1,640,429)	—	11,375,411
Class R
5/31/2025	168,432	—	7,337	(129,970)	—	45,799	2,304,488	—	98,102	(1,713,885)	—	688,705
5/31/2024	363,057	—	7,881	(22,057)	—	348,881	4,343,688	—	95,995	(262,325)	—	4,177,358
Class R6
5/31/2025	2,438,643	—	173,726	(2,142,493)	—	469,876	33,257,181	—	2,357,464	(29,106,725)	—	6,507,920
5/31/2024	2,576,975	—	187,263	(1,990,381)	—	773,857	31,115,485	—	2,312,698	(24,513,035)	—	8,915,148
Retirement 2040
Class A
5/31/2025	402,357	—	12,577	(203,873)	—	211,061	5,995,270	—	184,372	(2,989,195)	—	3,190,447
5/31/2024	179,653	—	9,928	(1,072,042)	—	(882,461)	2,292,846	—	131,043	(13,612,323)	—	(11,188,434)
Class I
5/31/2025	201,351	—	18,026	(211,647)	—	7,730	2,997,879	—	265,707	(3,132,496)	—	131,090
5/31/2024	904,116	—	16,780	(165,692)	—	755,204	11,373,334	—	222,666	(2,187,786)	—	9,408,214
Class R
5/31/2025	83,446	—	8,412	(50,324)	—	41,534	1,221,004	—	121,805	(722,511)	—	620,298
5/31/2024	389,678	—	8,344	(12,204)	—	385,818	4,958,324	—	108,804	(163,523)	—	4,903,605
Class R6
5/31/2025	1,453,168	—	133,412	(1,286,673)	—	299,907	21,633,643	—	1,966,497	(18,833,019)	—	4,767,121
5/31/2024	1,624,262	—	120,843	(1,122,583)	—	622,522	21,087,341	—	1,603,592	(14,648,723)	—	8,042,210
Retirement 2045
Class A
5/31/2025	4,335,741	—	128,671	(381,438)	—	4,082,974	65,567,991	—	1,881,170	(5,658,379)	—	61,790,782
5/31/2024	234,126	—	8,824	(794,389)	—	(551,439)	2,973,756	—	116,031	(10,057,576)	—	(6,967,789)
Class I
5/31/2025	201,390	—	25,369	(197,255)	—	29,504	3,007,387	—	373,682	(2,928,185)	—	452,884
5/31/2024	953,244	—	17,288	(235,496)	—	735,036	11,840,862	—	228,547	(3,125,129)	—	8,944,280
Class R
5/31/2025	62,554	—	7,109	(45,076)	—	24,587	917,679	—	103,014	(652,145)	—	368,548
5/31/2024	246,822	—	4,609	(11,535)	—	239,896	3,129,834	—	60,010	(153,294)	—	3,036,550
Class R6
5/31/2025	1,944,909	—	212,472	(1,574,763)	—	582,618	28,961,490	—	3,131,833	(22,944,587)	—	9,148,736
5/31/2024	2,021,408	—	136,005	(1,243,082)	—	914,331	26,191,705	—	1,799,341	(16,559,964)	—	11,431,082
Retirement 2050
Class A
5/31/2025	233,216	—	8,056	(108,631)	—	132,641	3,522,377	—	120,202	(1,628,160)	—	2,014,419
5/31/2024	168,323	—	5,136	(672,200)	—	(498,741)	2,133,070	—	67,797	(8,470,736)	—	(6,269,869)
Class I
5/31/2025	161,894	—	12,866	(168,736)	—	6,024	2,442,928	—	192,863	(2,521,486)	—	114,305
5/31/2024	685,612	—	11,909	(125,830)	—	571,691	8,536,698	—	157,913	(1,616,199)	—	7,078,412
Class R
5/31/2025	50,097	—	4,953	(86,332)	—	(31,282)	743,416	—	73,052	(1,298,148)	—	(481,680)
5/31/2024	317,659	—	6,130	(22,664)	—	301,125	4,014,972	—	79,994	(298,801)	—	3,796,165
Class R6
5/31/2025	1,299,006	—	94,065	(958,077)	—	434,994	19,494,523	—	1,410,036	(14,139,113)	—	6,765,446

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 9 — CAPITAL SHARES (continued)

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Retirement 2050 (continued)
Class R6
5/31/2024	1,270,551	—	86,713	(749,793)	—	607,471	16,505,291	—	1,149,815	(9,916,587)	—	7,738,519
Retirement 2055
Class A
5/31/2025	2,985,758	—	97,415	(234,893)	—	2,848,280	44,430,605	—	1,401,802	(3,394,181)	—	42,438,226
5/31/2024	176,143	—	6,365	(473,237)	—	(290,729)	2,180,531	—	82,102	(5,854,827)	—	(3,592,194)
Class I
5/31/2025	206,470	—	25,078	(159,913)	—	71,635	3,030,068	—	364,126	(2,312,882)	—	1,081,312
5/31/2024	863,072	—	14,093	(219,591)	—	657,574	10,538,127	—	182,933	(2,889,772)	—	7,831,288
Class R
5/31/2025	76,963	—	6,929	(43,130)	—	40,762	1,108,994	—	98,185	(610,367)	—	596,812
5/31/2024	194,305	—	3,163	(8,949)	—	188,519	2,414,073	—	40,164	(112,559)	—	2,341,678
Class R6
5/31/2025	1,368,329	—	150,285	(874,761)	—	643,853	19,999,162	—	2,180,631	(12,660,664)	—	9,519,129
5/31/2024	1,365,861	—	74,647	(650,337)	—	790,171	17,297,984	—	968,167	(8,481,762)	—	9,784,389
Retirement 2060
Class A
5/31/2025	139,287	—	5,487	(92,250)	—	52,524	1,906,455	—	74,618	(1,248,255)	—	732,818
5/31/2024	237,109	—	5,461	(459,585)	—	(217,015)	2,739,367	—	65,536	(5,327,485)	—	(2,522,582)
Class I
5/31/2025	106,299	—	3,644	(89,557)	—	20,386	1,455,723	—	49,710	(1,210,330)	—	295,103
5/31/2024	186,649	—	2,621	(46,227)	—	143,043	2,166,186	—	31,533	(556,031)	—	1,641,688
Class R
5/31/2025	53,864	—	2,644	(27,776)	—	28,732	726,609	—	35,568	(368,417)	—	393,760
5/31/2024	159,402	—	2,595	(5,289)	—	156,708	1,846,859	—	30,834	(64,995)	—	1,812,698
Class R6
5/31/2025	1,097,036	—	60,474	(586,062)	—	571,448	15,022,413	—	826,072	(7,971,687)	—	7,876,798
5/31/2024	1,042,070	—	47,964	(353,921)	—	736,113	12,323,090	—	577,965	(4,216,053)	—	8,685,002
Retirement 2065
Class A
5/31/2025	334,820	—	10,459	(68,259)	—	277,020	4,089,789	—	124,880	(820,245)	—	3,394,424
5/31/2024	17,353	—	2,398	(7,173)	—	12,578	181,844	—	25,587	(74,244)	—	133,187
Class I
5/31/2025	35,615	—	1,066	(19,286)	—	17,395	422,977	—	12,747	(227,308)	—	208,416
5/31/2024	18,909	—	265	(1,935)	—	17,239	209,488	—	2,832	(20,570)	—	191,750
Class R
5/31/2025	17,033	—	386	(2,270)	—	15,149	198,055	—	4,577	(26,912)	—	175,720
5/31/2024	8,221	—	89	(1,772)	—	6,538	88,532	—	948	(19,275)	—	70,205
Class R6
5/31/2025	664,302	—	44,525	(228,005)	—	480,822	8,064,008	—	532,521	(2,730,386)	—	5,866,143
5/31/2024	453,948	—	17,699	(167,829)	—	303,818	4,778,036	—	189,022	(1,773,585)	—	3,193,473

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of futures contracts, short-term capital gains and wash sale deferrals.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

	Year Ended		Year Ended
	May 31, 2025		May 31, 2024
	Ordinary	Long-term	Ordinary	Long-term
	Income	Capital Gains	Income	Capital Gains
In-Retirement	$2,419,097	$—	$1,661,850	$—
Retirement 2025	3,315,026	—	2,393,008	—
Retirement 2030	2,694,214	—	2,916,898	—
Retirement 2035	4,459,175	—	2,918,232	—
Retirement 2040	2,538,381	—	2,066,105	—
Retirement 2045	3,508,491	1,981,208	2,203,929	—
Retirement 2050	1,796,153	—	1,455,519	—
Retirement 2055	2,618,558	1,426,186	1,277,280	—
Retirement 2060	985,968	—	705,891	—
Retirement 2065	440,143	234,582	218,416	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of May 31, 2025, were:

	Undistributed	Undistributed	Unrealized			Total
	Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards		Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Earnings/(Loss)
In-Retirement	$1,119,039	$—	$(503,033)	$(83,798)	Short-term	$(1,082,969)
				(1,615,177)	Long-term
				$(1,698,975)
Retirement 2025	1,711,436	3,134,630	(185,329)	—	—	4,660,737
Retirement 2030	2,204,280	7,519,399	1,366,630	—	—	11,090,309
Retirement 2035	2,718,271	11,889,423	2,554,775	—	—	17,162,469
Retirement 2040	574,077	11,045,013	3,737,438	—	—	15,356,528
Retirement 2045	2,340,683	13,387,976	3,832,210	—	—	19,560,869
Retirement 2050	764,750	10,406,232	3,972,973	—	—	15,143,955
Retirement 2055	1,906,489	8,998,125	3,395,832	—	—	14,300,446
Retirement 2060	1,025,899	5,461,025	2,281,301	—	—	8,768,225
Retirement 2065	412,381	1,834,688	749,962	—	—	2,997,031

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of May 31, 2025, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market

NOTES TO FINANCIAL STATEMENTS as of May 31, 2025 (continued)

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Any of these occurrences could disrupt the operations of a Fund and of a Fund's service providers.

NOTE 12 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect the Funds’ financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Funds have one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Funds holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions.

Detailed financial information regarding the Funds is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about the Funds’ performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 13 — SUBSEQUENT EVENTS

Line of Credit Renewal: Effective June 10, 2025, the funds to which the Credit Agreement is available have entered into a renewed Credit Agreement with BNY for an aggregate amount of $400,000,000 and continue to pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Reorganization: The Board approved a proposal to reorganize Retirement 2025 into In-Retirement on or about August 8, 2025. Following the reorganization, shareholders of Retirement 2025 will hold shares of In-Retirement.

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Target	PORTFOLIO OF INVESTMENTS
In-Retirement Fund	as of May 31, 2025

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 41.9%
17,328	iShares Core S&P Mid- Cap ETF	$1,040,373	1.0
148,773	iShares Core U.S. Aggregate Bond ETF	14,594,631	14.0
391,844	Schwab U.S. TIPS ETF	10,387,784	10.0
177,102	SPDR Portfolio High Yield Bond ETF	4,161,897	4.0
103,263	Vanguard FTSE Developed Markets ETF	5,739,358	5.5
43,236	Vanguard FTSE Emerging Markets ETF	2,032,092	1.9
57,426	Vanguard Long-Term Treasury ETF	3,156,707	3.0
10,270	Vanguard Russell 1000 Growth ETF	1,055,859	1.0
31,537	Vanguard Total International Bond ETF	1,559,505	1.5
	Total Exchange-Traded Funds (Cost $43,420,444)	43,728,206	41.9
MUTUAL FUNDS: 58.1%
	Affiliated Investment Companies: 36.4%
2,947,363	Voya Intermediate Bond Fund - Class R6	25,553,633	24.5
263,938	Voya Multi-Manager International Equity Fund - Class I	3,103,906	3.0
886,980	Voya Short Duration Bond Fund - Class R6	8,310,999	7.9
89,539	Voya VACS Series EME Fund	1,027,909	1.0
		37,996,447	36.4

	Unaffiliated Investment Companies: 21.7%
110,073	Fidelity 500 Index Fund	22,636,517	21.7

	Total Mutual Funds (Cost $60,863,740)	60,632,964	58.1
	Total Long-Term Investments (Cost $104,284,184)	104,361,170	100.0
	Total Investments in Securities (Cost $104,284,184)	$104,361,170	100.0
	Assets in Excess of Other Liabilities	38,526	0.0
	Net Assets	$104,399,696	100.0

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
In-Retirement Fund	as of May 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	May 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$43,728,206	$—	$—	$43,728,206
Mutual Funds	60,632,964	—	—	60,632,964
Total Investments, at fair value	$104,361,170	$—	$—	$104,361,170

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 5/31/2024	at Cost	at Cost	(Depreciation)	5/31/2025	Income	(Losses)	Distributions
Voya Global Bond Fund - Class R6	$1,449,111	$85,757	$(1,573,381)	$38,513	$—	$11,004	$(813)	$—
Voya Intermediate Bond Fund - Class R6	12,403,776	46,259,854	(32,533,479)	(576,518)	25,553,633	1,080,675	223,819	—
Voya Multi-Manager International Equity Fund - Class I	1,035,716	6,961,880	(5,110,484)	216,794	3,103,906	37,261	2,928	—
Voya Short Duration Bond Fund - Class R6	—	11,114,777	(2,773,662)	(30,116)	8,310,999	296,438	(27,955)	—
Voya VACS Series EME Fund	502,872	2,371,289	(1,805,479)	(40,773)	1,027,909	46,045	33,965	4,458
	$15,391,475	$66,793,557	$(43,796,485)	$(392,100)	$37,996,447	$1,471,423	$231,944	$4,458

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

The effect of derivative instruments on the Fund's Statement of Operations for the year ended May 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(55,466)
Interest rate contracts	(3,485)
Total	$(58,951)

At May 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $104,864,203.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,039,948
Gross Unrealized Depreciation	(1,542,981)
Net Unrealized Depreciation	$(503,033)

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2025 Fund	as of May 31, 2025

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 42.0%
31,574	iShares Core S&P Mid- Cap ETF	$1,895,703	1.3
204,918	iShares Core U.S. Aggregate Bond ETF	20,102,456	13.2
542,688	Schwab U.S. TIPS ETF	14,386,659	9.4
225,919	SPDR Portfolio High Yield Bond ETF	5,309,097	3.5
198,154	Vanguard FTSE Developed Markets ETF	11,013,399	7.2
62,923	Vanguard FTSE Emerging Markets ETF	2,957,381	1.9
83,719	Vanguard Long-Term Treasury ETF	4,602,033	3.0
14,972	Vanguard Russell 1000 Growth ETF	1,539,271	1.0
45,977	Vanguard Total International Bond ETF	2,273,563	1.5
	Total Exchange-Traded Funds (Cost $63,069,437)	64,079,562	42.0
MUTUAL FUNDS: 57.9%
	Affiliated Investment Companies: 35.2%
4,264,120	Voya Intermediate Bond Fund - Class R6	36,969,916	24.2
452,188	Voya Multi-Manager International Equity Fund - Class I	5,317,726	3.5
1,051,178	Voya Short Duration Bond Fund - Class R6	9,849,534	6.5
131,442	Voya VACS Series EME Fund	1,508,957	1.0
		53,646,133	35.2

	Unaffiliated Investment Companies: 22.7%
167,964	Fidelity 500 Index Fund	34,541,876	22.7
	Total Mutual Funds (Cost $88,255,581)	88,188,009	57.9
	Total Long-Term Investments (Cost $151,325,018)	152,267,571	99.9
	Total Investments in Securities (Cost $151,325,018)	$152,267,571	99.9
	Assets in Excess of Other Liabilities	124,693	0.1
	Net Assets	$152,392,264	100.0

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2025 Fund	as of May 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	May 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$64,079,562	$—	$—	$64,079,562
Mutual Funds	88,188,009	—	—	88,188,009
Total Investments, at fair value	$152,267,571	$—	$—	$152,267,571

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 5/31/2024	at Cost	at Cost	(Depreciation)	5/31/2025	Income	(Losses)	Distributions
Voya Global Bond Fund - Class R6	$2,432,137	$154,822	$(2,653,108)	$66,149	$—	$18,728	$(2,502)	$—
Voya Intermediate Bond Fund - Class R6	17,524,580	50,421,068	(30,360,185)	(615,547)	36,969,916	1,471,880	297,523	—
Voya Multi-Manager International Equity Fund - Class I	3,052,968	10,964,909	(8,950,581)	250,430	5,317,726	86,902	155,676	—
Voya Short Duration Bond Fund - Class R6	—	10,956,637	(1,089,440)	(17,663)	9,849,534	254,580	(12,012)	—
Voya VACS Series EME Fund	804,458	2,793,453	(2,037,114)	(51,840)	1,508,957	65,453	43,596	6,337
	$23,814,143	$75,290,889	$(45,090,428)	$(368,471)	$53,646,133	$1,897,543	$482,281	$6,337

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

The effect of derivative instruments on the Fund's Statement of Operations for the year ended May 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(78,717)
Interest rate contracts	(4,668)
Total	$(83,385)

At May 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $152,452,900.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$2,276,870
Gross Unrealized Depreciation	(2,462,198)
Net Unrealized Depreciation	$(185,328)

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2030 Fund	as of May 31, 2025

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 37.8%
98,453	iShares Core S&P Mid- Cap ETF	$5,911,118	3.5
32,237	iShares Core S&P Small-Cap ETF	3,396,813	2.0
206,255	iShares Core U.S. Aggregate Bond ETF	20,233,616	11.9
190,848	Schwab U.S. TIPS ETF	5,059,380	3.0
143,762	SPDR Portfolio High Yield Bond ETF	3,378,407	2.0
273,433	Vanguard FTSE Developed Markets ETF	15,197,406	9.0
87,414	Vanguard FTSE Emerging Markets ETF	4,108,458	2.4
93,227	Vanguard Long-Term Treasury ETF	5,124,688	3.0
16,671	Vanguard Russell 1000 Growth ETF	1,713,946	1.0
	Total Exchange-Traded Funds (Cost $61,532,004)	64,123,832	37.8
MUTUAL FUNDS: 62.2%
	Affiliated Investment Companies: 26.5%
3,428,144	Voya Intermediate Bond Fund - Class R6	29,722,011	17.5
862,410	Voya Multi-Manager International Equity Fund - Class I	10,141,941	6.0
360,080	Voya Short Duration Bond Fund - Class R6	3,373,951	2.0
146,888	Voya VACS Series EME Fund	1,686,276	1.0
		44,924,179	26.5

	Unaffiliated Investment Companies: 35.7%
294,961	Fidelity 500 Index Fund	60,658,822	35.7
	Total Mutual Funds (Cost $104,869,053)	105,583,001	62.2
	Total Long-Term Investments (Cost $166,401,057)	169,706,833	100.0
	Total Investments in Securities (Cost $166,401,057)	$169,706,833	100.0
	Assets in Excess of Other Liabilities	65,623	0.0
	Net Assets	$169,772,456	100.0

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2030 Fund	as of May 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	May 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$64,123,832	$—	$—	$64,123,832
Mutual Funds	105,583,001	—	—	105,583,001
Total Investments, at fair value	$169,706,833	$—	$—	$169,706,833

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 5/31/2024	at Cost	at Cost	(Depreciation)	5/31/2025	Income	(Losses)	Distributions
Voya Intermediate Bond Fund - Class R6	$21,070,956	$26,103,624	$(17,247,193)	$(205,376)	$29,722,011	$1,282,967	$253,243	$—
Voya Multi-Manager International
Equity Fund - Class I	8,463,116	10,425,239	(9,136,834)	390,420	10,141,941	197,630	570,523	—
Voya Short Duration Bond Fund -
Class R6	—	4,751,319	(1,371,976)	(5,392)	3,373,951	111,492	(13,779)	—
Voya VACS Series EME Fund	1,189,914	2,139,331	(1,589,302)	(53,667)	1,686,276	68,998	76,982	6,680
	$30,723,986	$43,419,513	$(29,345,305)	$125,985	$44,924,179	$1,661,087	$886,969	$6,680

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

The effect of derivative instruments on the Fund's Statement of Operations for the year ended May 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(89,841)
Interest rate contracts	(4,644)
Total	$(94,485)

At May 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $168,340,203.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$3,981,614
Gross Unrealized Depreciation	(2,614,984)
Net Unrealized Appreciation	$1,366,630

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2035 Fund	as of May 31, 2025

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 33.8%
131,075	iShares Core S&P Mid- Cap ETF	$7,869,743	3.5
42,921	iShares Core S&P Small-Cap ETF	4,522,586	2.0
206,494	iShares Core U.S. Aggregate Bond ETF	20,257,061	8.9
191,397	SPDR Portfolio High Yield Bond ETF	4,497,830	2.0
445,980	Vanguard FTSE Developed Markets ETF	24,787,568	11.0
116,687	Vanguard FTSE Emerging Markets ETF	5,484,289	2.4
124,120	Vanguard Long-Term Treasury ETF	6,822,876	3.0
22,197	Vanguard Russell 1000 Growth ETF	2,282,074	1.0
	Total Exchange-Traded Funds (Cost $73,310,270)	76,524,027	33.8
MUTUAL FUNDS: 66.1%
	Affiliated Investment Companies: 23.4%
3,777,370	Voya Intermediate Bond Fund - Class R6	32,749,795	14.5
1,336,196	Voya Multi-Manager International Equity Fund - Class I	15,713,664	6.9
388,645	Voya VACS Series EME Fund	4,461,642	2.0
		52,925,101	23.4

	Unaffiliated Investment Companies: 42.7%
470,082	Fidelity 500 Index Fund	96,672,281	42.7
	Total Mutual Funds (Cost $148,686,995)	149,597,382	66.1
	Total Long-Term Investments (Cost $221,997,265)	226,121,409	99.9
	Total Investments in Securities (Cost $221,997,265)	$226,121,409	99.9
	Assets in Excess of Other Liabilities	273,496	0.1
	Net Assets	$226,394,905	100.0

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2035 Fund	as of May 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	May 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$76,524,027	$—	$—	$76,524,027
Mutual Funds	149,597,382	—	—	149,597,382
Total Investments, at fair value	$226,121,409	$—	$—	$226,121,409

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 5/31/2024	at Cost	at Cost	(Depreciation)	5/31/2025	Income	(Losses)	Distributions
Voya Intermediate Bond Fund - Class R6	$19,676,639	$35,058,469	$(21,522,772)	$(462,541)	$32,749,795	$1,381,558	$358,330	$—
Voya Multi-Manager International
Equity Fund - Class I	10,882,166	21,050,381	(16,869,104)	650,221	15,713,664	309,148	740,222	—
Voya Short Duration Bond Fund -
Class R6	—	1,139,615	(1,139,615)	—	—	9,074	4,607	—
Voya VACS Series EME Fund	2,664,629	4,824,559	(2,831,346)	(196,200)	4,461,642	189,179	230,208	18,315
	$33,223,434	$62,073,024	$(42,362,837)	$(8,520)	$52,925,101	$1,888,959	$1,333,367	$18,315

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

The effect of derivative instruments on the Fund's Statement of Operations for the year ended May 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(110,913)
Interest rate contracts	(5,881)
Total	$(116,794)

At May 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $223,566,634.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$5,167,652
Gross Unrealized Depreciation	(2,612,877)
Net Unrealized Appreciation	$2,554,775

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2040 Fund	as of May 31, 2025

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 30.8%
91,159	iShares Core S&P Mid- Cap ETF	$5,473,186	4.5
23,217	iShares Core S&P Small-Cap ETF	2,446,375	2.0
24,801	iShares Core U.S. Aggregate Bond ETF	2,432,978	2.0
103,528	SPDR Portfolio High Yield Bond ETF	2,432,908	2.0
306,796	Vanguard FTSE Developed Markets ETF	17,051,722	13.9
63,067	Vanguard FTSE Emerging Markets ETF	2,964,149	2.4
67,138	Vanguard Long-Term Treasury ETF	3,690,576	3.0
12,006	Vanguard Russell 1000 Growth ETF	1,234,337	1.0
	Total Exchange-Traded Funds (Cost $34,226,068)	37,726,231	30.8
MUTUAL FUNDS: 69.0%
	Affiliated Investment Companies: 21.4%
1,481,246	Voya Intermediate Bond Fund - Class R6	12,842,404	10.5
830,023	Voya Multi-Manager International Equity Fund - Class I	9,761,072	7.9
316,131	Voya VACS Series EME Fund	3,629,184	3.0
		26,232,660	21.4

	Unaffiliated Investment Companies: 47.6%
284,147	Fidelity 500 Index Fund	58,434,877	47.6
	Total Mutual Funds (Cost $83,170,669)	84,667,537	69.0
	Total Long-Term Investments (Cost $117,396,737)	122,393,768	99.8
	Total Investments in Securities (Cost $117,396,737)	$122,393,768	99.8
	Assets in Excess of Other Liabilities	254,684	0.2
	Net Assets	$122,648,452	100.0

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2040 Fund	as of May 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	May 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$37,726,231	$—	$—	$37,726,231
Mutual Funds	84,667,537	—	—	84,667,537
Total Investments, at fair value	$122,393,768	$—	$—	$122,393,768
Other Financial Instruments+
Futures	11,133	—	—	11,133
Total Assets	$122,404,901	$—	$—	$122,404,901
Liabilities Table
Other Financial Instruments+
Futures	$(1,650)	$—	$—	$(1,650)
Total Liabilities	$(1,650)	$—	$—	$(1,650)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 5/31/2024	at Cost	at Cost	(Depreciation)	5/31/2025	Income	(Losses)	Distributions
Voya Intermediate Bond Fund - Class R6	$11,496,995	$5,967,893	$(4,734,087)	$111,603	$12,842,404	$604,421	$(4,551)	$—
Voya Multi-Manager International
Equity Fund - Class I	8,710,289	5,355,670	(4,852,429)	547,542	9,761,072	168,172	421,970	—
Voya Short Duration Bond Fund -
Class R6	—	609,621	(609,621)	—	—	4,869	2,480	—
Voya VACS Series EME Fund	3,137,563	1,591,824	(1,152,650)	52,447	3,629,184	153,663	66,930	14,877
	$23,344,847	$13,525,008	$(11,348,787)	$711,592	$26,232,660	$931,125	$486,829	$14,877

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2025, the following futures contracts were outstanding for Voya Target Retirement 2040 Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	28	09/30/25	$3,029,250	$11,133
			$3,029,250	$11,133
Short Contracts:
3-month SOFR	(13)	12/16/25	(3,117,400)	(1,650)
			$(3,117,400)	$(1,650)

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2040 Fund	as of May 31, 2025 (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$11,133
Total Asset Derivatives		$11,133
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$1,650
Total Liability Derivatives		$1,650

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the year ended May 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(67,049)
Interest rate contracts	46,685
Total	$(20,364)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$9,480
Total
$9,480

At May 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $118,665,813.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$3,810,548
Gross Unrealized Depreciation	(73,110)
Net Unrealized Appreciation	$3,737,438

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2045 Fund	as of May 31, 2025

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 30.3%
162,774	iShares Core S&P Mid- Cap ETF	$9,772,951	5.0
37,310	iShares Core S&P Small-Cap ETF	3,931,355	2.0
166,379	SPDR Portfolio High Yield Bond ETF	3,909,907	2.0
527,854	Vanguard FTSE Developed Markets ETF	29,338,125	14.9
141,778	Vanguard FTSE Emerging Markets ETF	6,663,566	3.4
71,930	Vanguard Long-Term Treasury ETF	3,953,992	2.0
19,295	Vanguard Russell 1000 Growth ETF	1,983,719	1.0
	Total Exchange-Traded Funds (Cost $55,410,190)	59,553,615	30.3
MUTUAL FUNDS: 69.6%
	Affiliated Investment Companies: 16.4%
1,244,309	Voya Intermediate Bond Fund - Class R6	10,788,162	5.5
1,330,793	Voya Multi-Manager International Equity Fund - Class I	15,650,120	7.9
507,407	Voya VACS Series EME Fund	5,825,032	3.0
		32,263,314	16.4

	Unaffiliated Investment Companies: 53.2%
509,465	Fidelity 500 Index Fund	104,771,411	53.2
	Total Mutual Funds (Cost $135,914,859)	137,034,725	69.6
	Total Long-Term Investments (Cost $191,325,049)	196,588,340	99.9
	Total Investments in Securities (Cost $191,325,049)	$196,588,340	99.9
	Assets in Excess of Other Liabilities	217,791	0.1
	Net Assets	$196,806,131	100.0

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2045 Fund	as of May 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	May 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$59,553,615	$—	$—	$59,553,615
Mutual Funds	137,034,725	—	—	137,034,725
Total Investments, at fair value	$196,588,340	$—	$—	$196,588,340
Other Financial Instruments+
Futures	17,936	—	—	17,936
Total Assets	$196,606,276	$—	$—	$196,606,276
Liabilities Table
Other Financial Instruments+
Futures	$(2,539)	$—	$—	$(2,539)
Total Liabilities	$(2,539)	$—	$—	$(2,539)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 5/31/2024	at Cost	at Cost	(Depreciation)	5/31/2025	Income	(Losses)	Distributions
Voya Intermediate Bond Fund - Class R6	$6,891,020	$10,142,501	$(6,126,430)	$(118,929)	$10,788,162	$480,529	$85,640	$—
Voya Multi-Manager International
Equity Fund - Class I	9,605,996	21,263,652	(15,819,943)	600,415	15,650,120	271,543	677,575	—
Voya Short Duration Bond Fund -
Class R6	—	968,346	(968,346)	—	—	7,884	4,036	—
Voya VACS Series EME Fund	3,458,792	5,805,995	(3,138,624)	(301,131)	5,825,032	248,967	326,397	24,104
	$19,955,808	$38,180,494	$(26,053,343)	$180,355	$32,263,314	$1,008,923	$1,093,648	$24,104

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2025, the following futures contracts were outstanding for Voya Target Retirement 2045 Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	45	09/30/25	$4,868,438	$17,936
			$4,868,438	$17,936
Short Contracts:
3-month SOFR	(20)	12/16/25	(4,796,000)	(2,539)
			$(4,796,000)	$(2,539)

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2045 Fund	as of May 31, 2025 (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$17,936
Total Asset Derivatives		$17,936
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$2,539
Total Liability Derivatives		$2,539

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the year ended May 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(101,174)
Interest rate contracts	75,271
Total	$(25,903)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$15,397
Total	$15,397

At May 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $192,771,527.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$5,864,241
Gross Unrealized Depreciation	(2,032,031)
Net Unrealized Appreciation	$3,832,210

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2050 Fund	as of May 31, 2025

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 29.2%
83,362	iShares Core S&P Mid- Cap ETF	$5,005,055	4.9
28,662	iShares Core S&P Small-Cap ETF	3,020,115	3.0
288,572	Vanguard FTSE Developed Markets ETF	16,038,832	15.9
72,668	Vanguard FTSE Emerging Markets ETF	3,415,396	3.4
18,420	Vanguard Long-Term Treasury ETF	1,012,547	1.0
9,882	Vanguard Russell 1000 Growth ETF	1,015,968	1.0
	Total Exchange-Traded Funds (Cost $25,777,796)	29,507,913	29.2
MUTUAL FUNDS: 70.6%
	Affiliated Investment Companies: 14.9%
463,920	Voya Intermediate Bond Fund - Class R6	4,022,183	4.0
682,748	Voya Multi-Manager International Equity Fund - Class I	8,029,120	7.9
260,199	Voya VACS Series EME Fund	2,987,085	3.0
		15,038,388	14.9

	Unaffiliated Investment Companies: 55.7%
273,208	Fidelity 500 Index Fund	56,185,274	55.7
	Total Mutual Funds (Cost $70,004,556)	71,223,662	70.6
	Total Long-Term Investments (Cost $95,782,352)	100,731,575	99.8
	Total Investments in Securities (Cost $95,782,352)	$100,731,575	99.8
	Assets in Excess of Other Liabilities	197,951	0.2
	Net Assets	$100,929,526	100.0

See Accompanying Notes to Financial Statements

Voya Target Retirement 2050 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	May 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$29,507,913	$—	$—	$29,507,913
Mutual Funds	71,223,662	—	—	71,223,662
Total Investments, at fair value	$100,731,575	$—	$—	$100,731,575
Other Financial Instruments+
Futures	9,072	—	—	9,072
Total Assets	$100,740,647	$—	$—	$100,740,647
Liabilities Table
Other Financial Instruments+
Futures	$(1,269)	$—	$—	$(1,269)
Total Liabilities	$(1,269)	$—	$—	$(1,269)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 5/31/2024	at Cost	at Cost	(Depreciation)	5/31/2025	Income	(Losses)	Distributions
Voya Intermediate Bond Fund - Class R6	$4,181,362	$2,703,542	$(2,884,148)	$21,427	$4,022,183	$245,895	$19,450	$—
Voya Multi-Manager International Equity Fund - Class I	6,896,270	4,706,232	(4,021,904)	448,522	8,029,120	135,612	353,027	—
Voya Short Duration Bond Fund - Class R6	—	491,648	(491,648)	—	—	3,974	2,029	—
Voya VACS Series EME Fund	2,510,177	1,401,304	(966,753)	42,357	2,987,085	124,823	54,036	12,085
	$13,587,809	$9,302,726	$(8,364,453)	$512,306	$15,038,388	$510,304	$428,542	$12,085

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2025, the following futures contracts were outstanding for Voya Target Retirement 2050 Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	23	09/30/25	$2,488,313	$9,072
			$2,488,313	$9,072
Short Contracts:
3-month SOFR	(10)	12/16/25	(2,398,000)	(1,269)
			$(2,398,000)	$(1,269)

See Accompanying Notes to Financial Statements

Voya Target Retirement 2050 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2025 (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$9,072
Total Asset Derivatives		$9,072

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$1,269
Total Liability Derivatives		$1,269

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the year ended May 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(55,451)
Interest rate contracts	40,494
Total	$(14,957)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$7,803
Total	$7,803

At May 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $96,766,405.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$3,997,421
Gross Unrealized Depreciation	(24,448)
Net Unrealized Appreciation	$3,972,973

See Accompanying Notes to Financial Statements

Voya Target Retirement 2055 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2025

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 30.3%
124,036	iShares Core S&P Mid- Cap ETF	$7,447,121	5.5
38,769	iShares Core S&P Small-Cap ETF	4,085,090	3.0
402,328	Vanguard FTSE Developed Markets ETF	22,361,390	16.4
98,241	Vanguard FTSE Emerging Markets ETF	4,617,327	3.4
24,915	Vanguard Long-Term Treasury ETF	1,369,578	1.0
13,366	Vanguard Russell 1000 Growth ETF	1,374,158	1.0

	Total Exchange-Traded Funds (Cost $37,997,244)	41,254,664	30.3

MUTUAL FUNDS: 69.6%
	Affiliated Investment Companies: 13.9%
470,424	Voya Intermediate Bond Fund - Class R6	4,078,573	3.0
923,397	Voya Multi-Manager
	International Equity Fund - Class I	10,859,148	7.9
351,824	Voya VACS Series EME Fund	4,038,944	3.0
		18,976,665	13.9

	Unaffiliated Investment Companies: 55.7%
369,548	Fidelity 500 Index Fund	75,997,498	55.7

	Total Mutual Funds (Cost $94,088,005)	94,974,163	69.6
	Total Long-Term Investments (Cost $132,085,249)	136,228,827	99.9
	Total Investments in Securities (Cost $132,085,249)	$136,228,827	99.9
	Assets in Excess of Other Liabilities	180,178	0.1
	Net Assets	$136,409,005	100.0

See Accompanying Notes to Financial Statements

Voya Target Retirement 2055 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	May 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$41,254,664	$—	$—	$41,254,664
Mutual Funds	94,974,163	—	—	94,974,163
Total Investments, at fair value	$136,228,827	$—	$—	$136,228,827
Other Financial Instruments+
Futures	12,369	—	—	12,369
Total Assets	$136,241,196	$—	$—	$136,241,196
Liabilities Table
Other Financial Instruments+
Futures	$(1,777)	$—	$—	$(1,777)
Total Liabilities	$(1,777)	$—	$—	$(1,777)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 5/31/2024	at Cost	at Cost	(Depreciation)	5/31/2025	Income	(Losses)	Distributions
Voya Intermediate Bond Fund - Class R6	$2,994,459	$4,583,389	$(3,443,999)	$(55,276)	$4,078,573	$244,895	$38,154	$—
Voya Multi-Manager International
Equity Fund - Class I	6,433,570	14,757,491	(10,753,229)	421,316	10,859,148	184,173	522,102	—
Voya Short Duration Bond Fund -
Class R6	—	664,549	(664,549)	—	—	5,421	2,770	—
Voya VACS Series EME Fund	2,293,474	3,991,365	(2,061,623)	(184,272)	4,038,944	169,471	219,885	16,407
	$11,721,503	$23,996,794	$(16,923,400)	$181,768	$18,976,665	$603,960	$782,911	$16,407

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2025, the following futures contracts were outstanding for Voya Target Retirement 2055 Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	31	09/30/25	$3,353,812	$12,369
			$3,353,812	$12,369
Short Contracts:
3-month SOFR	(14)	12/16/25	(3,357,200)	(1,777)
			$(3,357,200)	$(1,777)

See Accompanying Notes to Financial Statements

Voya Target Retirement 2055 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2025 (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$12,369
Total Asset Derivatives		$12,369

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$1,777
Total Liability Derivatives		$1,777

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the year ended May 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(66,490)
Interest rate contracts	51,868
Total	$(14,622)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$10,592
Total	$10,592

At May 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $132,843,587.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$4,270,482
Gross Unrealized Depreciation	(874,650)
Net Unrealized Appreciation	$3,395,832

See Accompanying Notes to Financial Statements

Voya Target Retirement 2060 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2025

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 30.2%
53,588	iShares Core S&P Mid- Cap ETF	$3,217,424	5.4
16,750	iShares Core S&P Small-Cap ETF	1,764,947	3.0
173,911	Vanguard FTSE Developed Markets ETF	9,665,973	16.4
42,467	Vanguard FTSE Emerging Markets ETF	1,995,949	3.4
10,763	Vanguard Long-Term Treasury ETF	591,642	1.0
5,775	Vanguard Russell 1000 Growth ETF	593,728	1.0

	Total Exchange-Traded Funds (Cost $15,828,439)	17,829,663	30.2

MUTUAL FUNDS: 69.6%
	Affiliated Investment Companies: 13.9%
203,479	Voya Intermediate Bond Fund - Class R6	1,764,162	3.0
399,999	Voya Multi-Manager International Equity Fund - Class I	4,703,984	8.0
152,307	Voya VACS Series EME Fund	1,748,484	2.9
		8,216,630	13.9

	Unaffiliated Investment Companies: 55.7%
159,654	Fidelity 500 Index Fund	32,832,906	55.7

	Total Mutual Funds (Cost $40,381,886)	41,049,536	69.6
	Total Long-Term Investments (Cost $56,210,325)	58,879,199	99.8
	Total Investments in Securities (Cost $56,210,325)	$58,879,199	99.8
	Assets in Excess of Other Liabilities	135,636	0.2
	Net Assets	$59,014,835	100.0

See Accompanying Notes to Financial Statements

Voya Target Retirement 2060 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	May 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$17,829,663	$—	$—	$17,829,663
Mutual Funds	41,049,536	—	—	41,049,536
Total Investments, at fair value	$58,879,199	$—	$—	$58,879,199
Other Financial Instruments+
Futures	5,155	—	—	5,155
Total Assets	$58,884,354	$—	$—	$58,884,354
Liabilities Table
Other Financial Instruments+
Futures	$(762)	$—	$—	$(762)
Total Liabilities	$(762)	$—	$—	$(762)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 5/31/2024	at Cost	at Cost	(Depreciation)	5/31/2025	Income	(Losses)	Distributions
Voya Intermediate Bond Fund - Class R6	$1,806,841	$1,488,305	$(1,532,609)	$1,625	$1,764,162	$114,345	$15,147	$—
Voya Multi-Manager International
Equity Fund - Class I	4,039,616	3,411,429	(3,001,121)	254,060	4,703,984	77,858	227,325	—
Voya Short Duration Bond Fund -
Class R6	—	284,136	(284,136)	—	—	2,282	1,171	—
Voya VACS Series EME Fund	1,389,465	964,738	(633,545)	27,826	1,748,484	71,401	30,783	6,912
	$7,235,922	$6,148,608	$(5,451,411)	$283,511	$8,216,630	$265,886	$274,426	$6,912

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2025, the following futures contracts were outstanding for Voya Target Retirement 2060 Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	13	09/30/25	$1,406,437	$5,155
			$1,406,437	$5,155
Short Contracts:
3-month SOFR	(6)	12/16/25	(1,438,800)	(762)
			$(1,438,800)	$(762)

See Accompanying Notes to Financial Statements

Voya Target Retirement 2060 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2025 (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$5,155
Total Asset Derivatives		$5,155

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$762
Total Liability Derivatives		$762

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the year ended May 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(33,069)
Interest rate contracts	23,148
Total	$(9,921)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$4,393
Total	$4,393

At May 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $56,602,291.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$2,295,263
Gross Unrealized Depreciation	(13,962)
Net Unrealized Appreciation	$2,281,301

See Accompanying Notes to Financial Statements

Voya Target Retirement 2065 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2025

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 30.6%
23,337	iShares Core S&P Mid- Cap ETF	$1,401,154	5.4
7,295	iShares Core S&P Small-Cap ETF	768,674	3.0
77,725	Vanguard FTSE Developed Markets ETF	4,319,956	16.8
18,417	Vanguard FTSE Emerging Markets ETF	865,599	3.4
4,688	Vanguard Long-Term Treasury ETF	257,699	1.0
2,514	Vanguard Russell 1000 Growth ETF	258,464	1.0

	Total Exchange-Traded Funds (Cost $7,192,585)	7,871,546	30.6

MUTUAL FUNDS: 69.0%
	Affiliated Investment Companies: 13.5%
73,928	Voya Intermediate Bond Fund - Class R6	640,955	2.5
176,274	Voya Multi-Manager International Equity Fund - Class I	2,072,984	8.0
66,816	Voya VACS Series EME Fund	767,047	3.0
		3,480,986	13.5

	Unaffiliated Investment Companies: 55.5%
69,528	Fidelity 500 Index Fund	14,298,331	55.5

	Total Mutual Funds (Cost $17,507,212)	17,779,317	69.0
	Total Long-Term Investments (Cost $24,699,797)	25,650,863	99.6
	Total Investments in Securities (Cost $24,699,797)	$25,650,863	99.6
	Assets in Excess of Other Liabilities	96,934	0.4
	Net Assets	$25,747,797	100.0

See Accompanying Notes to Financial Statements

Voya Target Retirement 2065 Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	May 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,871,546	$—	$—	$7,871,546
Mutual Funds	17,779,317	—	—	17,779,317
Total Investments, at fair value	$25,650,863	$—	$—	$25,650,863
Other Financial Instruments+
Futures	2,270	—	—	2,270
Total Assets	$25,653,133	$—	$—	$25,653,133
Liabilities Table
Other Financial Instruments+
Futures	$(381)	$—	$—	$(381)
Total Liabilities	$(381)	$—	$—	$(381)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 5/31/2024	at Cost	at Cost	(Depreciation)	5/31/2025	Income	(Losses)	Distributions
Voya Intermediate Bond Fund - Class R6	$446,109	$688,061	$(488,158)	$(5,057)	$640,955	$34,877	$4,577	$—
Voya Multi-Manager International Equity Fund - Class I	1,334,744	2,721,848	(2,079,242)	95,634	2,072,984	34,086	94,206	—
Voya Short Duration Bond Fund - Class R6	—	115,279	(115,279)	—	—	913	465	—
Voya VACS Series EME Fund	452,582	720,265	(389,507)	(16,293)	767,047	30,048	35,685	2,909
	$2,233,435	$4,245,453	$(3,072,186)	$74,284	$3,480,986	$99,924	$134,933	$2,909

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2025, the following futures contracts were outstanding for Voya Target Retirement 2065 Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	6	09/30/25	$649,125	$2,270
			$649,125	$2,270
Short Contracts:
3-month SOFR	(3)	12/16/25	(719,400)	(381)
			$(719,400)	$(381)

See Accompanying Notes to Financial Statements

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2065 Fund	as of May 31, 2025 (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$2,270
Total Asset Derivatives		$2,270

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$381
Total Liability Derivatives		$381

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the year ended May 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(10,693)
Interest rate contracts	7,002
Total	$(3,691)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$1,889
Total	$1,889

At May 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $24,902,790.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$959,893
Gross Unrealized Depreciation	(209,931)
Net Unrealized Appreciation	$749,962

See Accompanying Notes to Financial Statements

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended May 31, 2025, were as follows:

Fund Name	Type	Per Share
		Amount
Voya Target In-Retirement Fund
Class A	NII	$0.2325
Class I	NII	$0.2496
Class R	NII	$0.1944
Class R6	NII	$0.2537
All Classes	STCG	$-
All Classes	LTCG	$-
Voya Target Retirement 2025 Fund
Class A	NII	$0.2666
Class I	NII	$0.2800
Class R	NII	$0.2219
Class R6	NII	$0.2876
All Classes	STCG	$-
All Classes	LTCG	$-
Voya Target Retirement 2030 Fund
Class A	NII	$0.2093
Class I	NII	$0.2283
Class R	NII	$0.1596
Class R6	NII	$0.2333
All Classes	STCG	$-
All Classes	LTCG	$-
Voya Target Retirement 2035 Fund
Class A	NII	$0.2696
Class I	NII	$0.2917
Class R	NII	$0.2217
Class R6	NII	$0.2924
All Classes	STCG	$-
All Classes	LTCG	$-
Voya Target Retirement 2040 Fund
Class A	NII	$0.2931
Class I	NII	$0.3308
Class R	NII	$0.2586
Class R6	NII	$0.3355
All Classes	STCG	$-
All Classes	LTCG	$-

Fund Name	Type	Per Share
		Amount
Voya Target Retirement 2045 Fund
Class A	NII	$0.2684
Class I	NII	$0.2883
Class R	NII	$0.2140
Class R6	NII	$0.2892
All Classes	STCG	$-
All Classes	LTCG	$0.1582
Voya Target Retirement 2050 Fund
Class A	NII	$0.2547
Class I	NII	$0.2885
Class R	NII	$0.2107
Class R6	NII	$0.2934
All Classes	STCG	$-
All Classes	LTCG	$-
Voya Target Retirement 2055 Fund
Class A	NII	$0.2375
Class I	NII	$0.2563
Class R	NII	$0.1819
Class R6	NII	$0.2623
All Classes	STCG	$0.0481
All Classes	LTCG	$0.1627
Voya Target Retirement 2060 Fund
Class A	NII	$0.2080
Class I	NII	$0.2565
Class R	NII	$0.1818
Class R6	NII	$0.2580
All Classes	STCG	$-
All Classes	LTCG	$-
Voya Target Retirement 2065 Fund
Class A	NII	$0.1988
Class I	NII	$0.2175
Class R	NII	$0.1701
Class R6	NII	$0.2191
All Classes	STCG	$0.0314
All Classes	LTCG	$0.1312

NII - Net investment income

STCG - Short-term capital gain

LTCG - Long-term capital gain

Of the ordinary distributions made during the year ended May 31, 2025, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:

Voya Target In-Retirement Fund	10.89%
Voya Target Retirement 2025 Fund	14.48%
Voya Target Retirement 2030 Fund	21.79%
Voya Target Retirement 2035 Fund	22.85%
Voya Target Retirement 2040 Fund	32.16%
Voya Target Retirement 2045 Fund	28.70%
Voya Target Retirement 2050 Fund	34.84%
Voya Target Retirement 2055 Fund	26.36%

TAX INFORMATION (Unaudited) (continued)

Voya Target Retirement 2060 Fund	25.84%
Voya Target Retirement 2065 Fund	24.04%

For the year ended May 31, 2025, the following are percentages of ordinary income dividends paid by the Funds that are designated as qualifying dividend income (QDI) subject to reduced income tax rates for individuals:

Voya Target In-Retirement Fund	17.43%
Voya Target Retirement 2025 Fund	23.99%
Voya Target Retirement 2030 Fund	36.86%
Voya Target Retirement 2035 Fund	38.48%
Voya Target Retirement 2040 Fund	55.83%
Voya Target Retirement 2045 Fund	48.72%
Voya Target Retirement 2050 Fund	59.37%
Voya Target Retirement 2055 Fund	43.70%
Voya Target Retirement 2060 Fund	43.71%
Voya Target Retirement 2065 Fund	40.86%

The Funds designate the following amounts of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):

Voya Target Retirement 2045 Fund	$1,981,208
Voya Target Retirement 2055 Fund	$1,426,186
Voya Target Retirement 2065 Fund	$234,582

The Funds designate the following amounts as Section 199A dividends:

Voya Target In-Retirement Fund	$5,224
Voya Target Retirement 2025 Fund	$13,842
Voya Target Retirement 2030 Fund	$27,865
Voya Target Retirement 2035 Fund	$34,033
Voya Target Retirement 2040 Fund	$28,904
Voya Target Retirement 2045 Fund	$37,423
Voya Target Retirement 2050 Fund	$26,290
Voya Target Retirement 2055 Fund	$27,411
Voya Target Retirement 2060 Fund	$13,950
Voya Target Retirement 2065 Fund	$4,736

The Regulated Investment Company Modernization Act of 2010 allows qualified fund-of-funds to elect to pass through the ability to take foreign tax credits (or deductions) to the extent that foreign taxes are passed through from underlying funds. A qualified fund-of-funds is a regulated investment company that has at least 50% of the value of its total assets invested in other regulated investment companies at the end of each quarter of the taxable year. Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following amounts as foreign taxes paid for the year ended May 31, 2025:

TAX INFORMATION (Unaudited) (continued)

			Portion of Ordinary Income
	Creditable Foreign	Per Share	Derived from
	Taxes Paid	Amount	Foreign Sourced Income*
Voya Target In-Retirement Fund	$28,809	$0.0030	8.57%
Voya Target Retirement 2025 Fund	$51,297	$0.0043	11.86%
Voya Target Retirement 2030 Fund	$75,890	$0.0061	17.85%
Voya Target Retirement 2035 Fund	$125,794	$0.0078	18.67%
Voya Target Retirement 2040 Fund	$88,836	$0.0111	28.61%
Voya Target Retirement 2045 Fund	$147,545	$0.0115	24.68%
Voya Target Retirement 2050 Fund	$80,924	$0.0125	30.21%
Voya Target Retirement 2055 Fund	$99,928	$0.0110	21.33%
Voya Target Retirement 2060 Fund	$44,998	$0.0108	21.89%
Voya Target Retirement 2065 Fund	$18,121	$0.0088	20.57%

*	None of the Funds listed above derived any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Shareholders are strongly advised to consult their own tax advisors regarding the appropriate treatment of foreign taxes paid.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

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Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

167983 (0525)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None during the reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7. Aggregate amount of $30,732 was paid during the reporting period.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

None during the reporting period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: August 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: August 4, 2025

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: August 4, 2025